UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

September 30, 2016

VIPAM-QTLY-1116
1.808793.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 32.0%
	Shares	Value
CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.1%
Tenneco, Inc. (a)	12,047	$701,979
Visteon Corp.	1,035	74,168
		776,147
Automobiles - 0.1%
Ferrari NV	2,652	137,559
Tesla Motors, Inc. (a)	6,627	1,352,107
		1,489,666
Diversified Consumer Services - 0.1%
China Online Education Group sponsored ADR (a)	794	16,595
New Oriental Education & Technology Group, Inc. sponsored ADR	13,929	645,748
ServiceMaster Global Holdings, Inc. (a)	11,426	384,828
TAL Education Group ADR (a)	887	62,835
		1,110,006
Hotels, Restaurants & Leisure - 0.7%
500.com Ltd. sponsored ADR Class A (a)	12,974	228,732
Accor SA	4,088	162,153
ARAMARK Holdings Corp.	7,482	284,540
Buffalo Wild Wings, Inc. (a)	907	127,651
Del Frisco's Restaurant Group, Inc. (a)	1,496	20,151
Domino's Pizza, Inc.	2,864	434,898
Hilton Worldwide Holdings, Inc.	85,106	1,951,481
Jack in the Box, Inc.	626	60,058
Las Vegas Sands Corp.	22,626	1,301,900
McDonald's Corp.	518	59,756
Papa John's International, Inc.	3,779	297,974
Ruth's Hospitality Group, Inc.	23,545	332,455
Sonic Corp.	7,478	195,774
Starbucks Corp.	40,439	2,189,367
Tuniu Corp. Class A sponsored ADR (a)	10,431	105,562
U.S. Foods Holding Corp.	2,897	68,398
Vail Resorts, Inc.	5,079	796,794
Wyndham Worldwide Corp.	2,977	200,441
		8,818,085
Household Durables - 0.1%
Sony Corp.	15,400	510,211
Sony Corp. sponsored ADR	13,175	437,542
Tempur Sealy International, Inc. (a)	5,015	284,551
		1,232,304
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	8,642	7,236,033
Ctrip.com International Ltd. ADR (a)	3,009	140,129
JD.com, Inc. sponsored ADR (a)	3,414	89,071
Jumei International Holding Ltd. sponsored ADR (a)	25,350	148,298
Liberty Interactive Corp. QVC Group Series A (a)	12,601	252,146
MySale Group PLC (a)	1,100	1,326
Netflix, Inc. (a)	8,633	850,782
Ocado Group PLC (a)	131,800	451,852
Qunar Cayman Islands Ltd. sponsored ADR (a)	10,591	307,139
Vipshop Holdings Ltd. ADR (a)	8,990	131,883
		9,608,659
Media - 1.0%
Altice NV Class A (a)	6,114	109,685
Charter Communications, Inc. Class A (a)	10,780	2,910,277
Comcast Corp. Class A	25,844	1,714,491
DISH Network Corp. Class A (a)	4,104	224,817
iCar Asia Ltd. (a)	89,595	19,593
Interpublic Group of Companies, Inc.	32,816	733,438
Megacable Holdings S.A.B. de CV unit	8,200	31,430
Naspers Ltd. Class N	9,200	1,592,271
Nexstar Broadcasting Group, Inc. Class A	959	55,344
NEXT Co. Ltd.	1,000	8,243
NOS SGPS SA	13,000	88,454
Schibsted ASA:
(A Shares)	500	14,679
(B Shares)	1,412	37,814
Starz Series A (a)	5,215	162,656
The Walt Disney Co.	35,027	3,252,607
Time Warner, Inc.	10,266	817,276
		11,773,075
Multiline Retail - 0.1%
B&M European Value Retail S.A.	86,089	284,540
Dollar Tree, Inc. (a)	4,734	373,655
		658,195
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	2,411	359,528
AutoZone, Inc. (a)	1,320	1,014,209
Home Depot, Inc.	29,446	3,789,111
Inditex SA	3,370	124,928
L Brands, Inc.	25,166	1,780,998
O'Reilly Automotive, Inc. (a)	3,494	978,704
Ross Stores, Inc.	29,025	1,866,308
Sally Beauty Holdings, Inc. (a)	1,392	35,747
TJX Companies, Inc.	8,625	644,978
		10,594,511
Textiles, Apparel & Luxury Goods - 0.2%
G-III Apparel Group Ltd. (a)	10,732	312,838
NIKE, Inc. Class B	43,082	2,268,267
Regina Miracle International Holdings Ltd.	21,844	29,968
VF Corp.	7,041	394,648
		3,005,721

TOTAL CONSUMER DISCRETIONARY		49,066,369

CONSUMER STAPLES - 2.9%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	1,761	231,585
Britvic PLC	19,300	150,845
Brown-Forman Corp. Class B (non-vtg.)	2,921	138,572
China Resources Beer Holdings Co. Ltd.	38,224	81,465
Coca-Cola Bottling Co. Consolidated	1,809	268,021
Coca-Cola Central Japan Co. Ltd.	3,200	69,429
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	726	54,450
Coca-Cola Icecek Sanayi A/S	6,000	73,016
Constellation Brands, Inc. Class A (sub. vtg.)	4,991	830,952
Embotelladora Andina SA Series A sponsored ADR Series A	4,088	87,156
Kweichow Moutai Co. Ltd.	3,700	165,470
Monster Beverage Corp. (a)	11,614	1,705,051
PepsiCo, Inc.	14,607	1,588,803
Pernod Ricard SA	3,013	356,573
Remy Cointreau SA	1,589	135,607
The Coca-Cola Co.	30,096	1,273,663
		7,210,658
Food & Staples Retailing - 0.7%
Chefs' Warehouse Holdings (a)	9,287	103,457
Costco Wholesale Corp.	3,988	608,210
CVS Health Corp.	34,180	3,041,678
Drogasil SA	4,826	98,356
Kroger Co.	66,515	1,974,165
Rite Aid Corp. (a)	54,384	418,213
Sprouts Farmers Market LLC (a)	12,140	250,691
United Natural Foods, Inc. (a)	1,516	60,701
Walgreens Boots Alliance, Inc.	20,308	1,637,231
		8,192,702
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)	2,030	32,886
Blue Buffalo Pet Products, Inc. (a)	6,286	149,355
Bunge Ltd.	14,483	857,828
Dean Foods Co.	7,594	124,542
Mead Johnson Nutrition Co. Class A	14,242	1,125,260
Mondelez International, Inc.	11,217	492,426
Nestle SA	2,158	170,404
SLC Agricola SA	13,046	56,402
The Hain Celestial Group, Inc. (a)	11,446	407,249
TreeHouse Foods, Inc. (a)	4,529	394,884
		3,811,236
Household Products - 0.5%
Colgate-Palmolive Co.	11,285	836,670
Kimberly-Clark Corp.	1,697	214,060
Procter & Gamble Co.	46,216	4,147,886
Spectrum Brands Holdings, Inc.	2,315	318,752
		5,517,368
Personal Products - 0.1%
Avon Products, Inc.	37,350	211,401
Estee Lauder Companies, Inc. Class A	4,513	399,671
Herbalife Ltd. (a)	2,800	173,572
L'Oreal SA	509	96,117
		880,761
Tobacco - 0.7%
Altria Group, Inc.	21,110	1,334,785
British American Tobacco PLC sponsored ADR	29,400	3,752,910
ITC Ltd.	31,821	115,514
Philip Morris International, Inc.	14,803	1,439,148
Reynolds American, Inc.	32,772	1,545,200
		8,187,557

TOTAL CONSUMER STAPLES		33,800,282

ENERGY - 2.2%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	25,896	1,306,971
Exterran Corp. (a)	1,565	24,539
Frank's International NV	17,499	227,487
Halliburton Co.	9,195	412,672
Nabors Industries Ltd.	10,968	133,371
Newpark Resources, Inc. (a)	26,710	196,586
RigNet, Inc. (a)	2,708	40,945
Schlumberger Ltd.	19,886	1,563,835
Superior Energy Services, Inc.	3,679	65,854
Tesco Corp.	6,828	55,716
Trinidad Drilling Ltd.	8,264	15,811
		4,043,787
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	18,274	1,157,841
Apache Corp.	5,472	349,497
ARC Resources Ltd.	1,813	32,793
Cabot Oil & Gas Corp.	7,237	186,715
Callon Petroleum Co. (a)	26,710	419,347
Canadian Natural Resources Ltd.	822	26,277
Carrizo Oil & Gas, Inc. (a)	9,877	401,204
Cheniere Energy Partners LP Holdings LLC	10,200	231,948
Cheniere Energy, Inc. (a)	6,100	265,960
Chesapeake Energy Corp. (a)	13,054	81,849
Chevron Corp.	9,789	1,007,484
Cimarex Energy Co.	5,909	793,992
Clayton Williams Energy, Inc. (a)	345	29,477
Concho Resources, Inc. (a)	3,635	499,267
ConocoPhillips Co.	10,732	466,520
CONSOL Energy, Inc.	5,296	101,683
Continental Resources, Inc. (a)	7,642	397,078
Devon Energy Corp.	9,725	428,970
Diamondback Energy, Inc. (a)	8,433	814,122
Eclipse Resources Corp. (a)	6,539	21,513
Enterprise Products Partners LP	9,303	257,042
EOG Resources, Inc.	17,319	1,674,920
Exxon Mobil Corp.	15,891	1,386,966
Gener8 Maritime, Inc. (a)	2,576	13,189
Gran Tierra Energy, Inc. (Canada) (a)	11,325	33,925
Hess Corp.	8,211	440,274
Jones Energy, Inc. (a)	975	3,471
Keyera Corp.	7,566	244,636
Kinder Morgan, Inc.	7,570	175,094
Magellan Midstream Partners LP	417	29,499
Marathon Oil Corp.	34,184	540,449
Newfield Exploration Co. (a)	20,607	895,580
Noble Energy, Inc.	24,845	887,960
Noble Midstream Partners LP	140	3,906
Oasis Petroleum, Inc. (a)	5,697	65,345
Occidental Petroleum Corp.	2,126	155,028
Parsley Energy, Inc. Class A (a)	14,077	471,720
PDC Energy, Inc. (a)	8,585	575,710
Phillips 66 Co.	7,181	578,430
Pioneer Natural Resources Co.	6,812	1,264,648
QEP Resources, Inc.	9,480	185,144
Rice Energy, Inc. (a)	34,722	906,591
Rice Midstream Partners LP	8,541	207,205
Ring Energy, Inc. (a)	7,900	86,505
RSP Permian, Inc. (a)	4,926	191,030
Seven Generations Energy Ltd. (a)	13,901	334,612
Shell Midstream Partners LP	2,387	76,575
SM Energy Co.	15,514	598,530
Southwestern Energy Co. (a)	3,944	54,585
Suncor Energy, Inc.	2,768	76,840
TAG Oil Ltd. (a)	10,772	7,472
Targa Resources Corp.	5,560	273,052
The Williams Companies, Inc.	13,576	417,190
Valero Energy Corp.	5,765	305,545
Whiting Petroleum Corp. (a)	29,081	254,168
Williams Partners LP	1,869	69,508
World Fuel Services Corp.	3,225	149,189
		21,605,070

TOTAL ENERGY		25,648,857

FINANCIALS - 4.3%
Banks - 1.8%
Bank of America Corp.	221,984	3,474,050
Citigroup, Inc.	67,093	3,168,802
CoBiz, Inc.	26,859	357,493
Comerica, Inc.	10,399	492,081
Han's Laser Technology Co. Ltd. ELS (HSBC Warrant Program) warrants 3/18/19 (a)(b)(c)	11,900	38,330
Huntington Bancshares, Inc.	89,350	880,991
JPMorgan Chase & Co.	40,375	2,688,571
M&T Bank Corp.	10,395	1,206,860
PNC Financial Services Group, Inc.	12,019	1,082,792
Popular, Inc.	16,549	632,503
Preferred Bank, Los Angeles	4,493	160,625
SunTrust Banks, Inc.	20,873	914,237
The Bank of NT Butterfield & Son Ltd.	2,989	74,008
U.S. Bancorp	58,858	2,524,420
Wells Fargo & Co.	67,644	2,995,276
		20,691,039
Capital Markets - 0.7%
Affiliated Managers Group, Inc. (a)	3,045	440,612
BlackRock, Inc. Class A	400	144,984
CME Group, Inc.	11,153	1,165,712
E*TRADE Financial Corp. (a)	32,945	959,358
Goldman Sachs Group, Inc.	11,016	1,776,550
IntercontinentalExchange, Inc.	6,290	1,694,274
Invesco Ltd.	24,311	760,205
Investment Technology Group, Inc.	7,951	136,280
MSCI, Inc. Class A	1,601	134,388
Northern Trust Corp.	11,955	812,820
Virtu Financial, Inc. Class A	8,260	123,652
		8,148,835
Consumer Finance - 0.3%
Capital One Financial Corp.	29,816	2,141,683
Synchrony Financial	40,106	1,122,968
		3,264,651
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	28,652	4,139,354
Insurance - 1.1%
Allied World Assurance Co. Holdings AG	24,396	986,086
Allstate Corp.	24,031	1,662,465
American Financial Group, Inc.	6,094	457,050
Brown & Brown, Inc.	28,311	1,067,608
Chubb Ltd.	22,035	2,768,698
FNF Group	45,273	1,671,026
Marsh & McLennan Companies, Inc.	27,204	1,829,469
Reinsurance Group of America, Inc.	7,566	816,674
Torchmark Corp.	24,251	1,549,396
		12,808,472
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
American Capital Agency Corp.	30,008	586,356
American Capital Mortgage Investment Corp.	21,010	361,162
Redwood Trust, Inc.	18,157	257,103
		1,204,621
Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	2,355	53,105
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	12,898	174,768

TOTAL FINANCIALS		50,484,845

HEALTH CARE - 4.1%
Biotechnology - 1.1%
Ablynx NV (a)	14,600	183,608
Acorda Therapeutics, Inc. (a)	10,551	220,305
Actelion Ltd.	1,436	248,621
Advanced Accelerator Applications SA sponsored ADR	400	15,232
Advaxis, Inc. (a)	13,010	139,077
Alexion Pharmaceuticals, Inc. (a)	13,708	1,679,778
Alnylam Pharmaceuticals, Inc. (a)	3,362	227,876
Amgen, Inc.	21,808	3,637,792
Amicus Therapeutics, Inc. (a)	24,717	182,906
Aquinox Pharmaceuticals, Inc. (a)	505	6,747
Arena Pharmaceuticals, Inc. (a)	56,610	99,068
Array BioPharma, Inc. (a)	30,947	208,892
Biogen, Inc. (a)	2,010	629,190
BioMarin Pharmaceutical, Inc. (a)	1,701	157,377
Blueprint Medicines Corp. (a)	4,750	141,075
Celgene Corp. (a)	2,299	240,314
Curis, Inc. (a)	26,654	69,567
Genscript Biotech Corp.	237,357	67,565
Gilead Sciences, Inc.	8,862	701,161
Incyte Corp. (a)	1,280	120,691
Intercept Pharmaceuticals, Inc. (a)	1,938	318,975
Neurocrine Biosciences, Inc. (a)	5,572	282,166
Protagonist Therapeutics, Inc.	7,879	166,483
Proteostasis Therapeutics, Inc.	3,907	60,910
Regeneron Pharmaceuticals, Inc. (a)	1,757	706,349
TESARO, Inc. (a)	4,983	499,496
Vertex Pharmaceuticals, Inc. (a)	21,571	1,881,207
vTv Therapeutics, Inc. Class A (a)	20,191	145,173
Xencor, Inc. (a)	6,696	163,985
		13,201,586
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	114,183	2,717,555
Danaher Corp.	5,849	458,503
DexCom, Inc. (a)	7,799	683,660
Edwards Lifesciences Corp. (a)	1,280	154,317
ICU Medical, Inc. (a)	1,861	235,193
Intai Technology Corp.	24,717	129,116
Integra LifeSciences Holdings Corp. (a)	6,142	507,022
Intuitive Surgical, Inc. (a)	1,865	1,351,808
Medtronic PLC	61,850	5,343,840
Nevro Corp. (a)	2,880	300,643
NxStage Medical, Inc. (a)	6,732	168,233
Olympus Corp.	200	6,984
The Cooper Companies, Inc.	2,816	504,796
The Spectranetics Corp. (a)	13,993	351,084
Zimmer Biomet Holdings, Inc.	4,593	597,182
		13,509,936
Health Care Providers & Services - 0.7%
Adeptus Health, Inc. Class A (a)	3,229	139,008
American Renal Associates Holdings, Inc.	7,277	132,951
Amplifon SpA	18,700	192,001
Anthem, Inc.	7,045	882,809
Cigna Corp.	8,866	1,155,417
Diplomat Pharmacy, Inc. (a)	1,657	46,413
EBOS Group Ltd.	24,905	341,837
Envision Healthcare Holdings, Inc. (a)	20,829	463,862
HealthEquity, Inc. (a)	550	20,818
Humana, Inc.	1,264	223,589
McKesson Corp.	6,244	1,041,187
MEDNAX, Inc. (a)	1,890	125,213
Oriola-KD Oyj	14,700	66,879
Premier, Inc. (a)	3,699	119,626
Surgical Care Affiliates, Inc. (a)	7,121	347,220
Teladoc, Inc. (a)	4,593	84,098
United Drug PLC (United Kingdom)	18,600	154,535
UnitedHealth Group, Inc.	13,746	1,924,440
Universal Health Services, Inc. Class B	3,819	470,577
		7,932,480
Health Care Technology - 0.1%
Evolent Health, Inc. (a)	6,451	158,824
Inovalon Holdings, Inc. Class A (a)	13,760	202,410
M3, Inc.	1,400	47,923
Medidata Solutions, Inc. (a)	20,917	1,166,332
Veeva Systems, Inc. Class A (a)	3,430	141,590
		1,717,079
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	17,411	819,884
JHL Biotech, Inc. (a)	27,782	60,525
		880,409
Pharmaceuticals - 1.0%
Allergan PLC (a)	18,108	4,170,453
Amphastar Pharmaceuticals, Inc. (a)	9,857	186,987
AstraZeneca PLC (United Kingdom)	7,707	499,043
Bristol-Myers Squibb Co.	13,119	707,376
Catalent, Inc. (a)	23,866	616,697
Dechra Pharmaceuticals PLC	14,000	252,775
Eisai Co. Ltd.	4,900	306,463
Endo International PLC (a)	7,069	142,440
GlaxoSmithKline PLC	27,600	587,840
Horizon Pharma PLC (a)	9,035	163,805
Innocoll Holdings PLC (a)	82,005	482,189
Jazz Pharmaceuticals PLC (a)	2,768	336,257
Jiangsu Hengrui Medicine Co. Ltd.	40,200	265,674
Lee's Pharmaceutical Holdings Ltd.	23,000	21,667
Mylan N.V. (a)	4,216	160,714
Ocular Therapeutix, Inc. (a)(d)	20,455	140,526
Perrigo Co. PLC	1,677	154,837
SCYNEXIS, Inc. (a)	10,025	38,797
Sun Pharmaceutical Industries Ltd.	20,937	234,130
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,317	1,900,995
Theravance Biopharma, Inc. (a)	257	9,314
		11,378,979

TOTAL HEALTH CARE		48,620,469

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.9%
Astronics Corp. (a)	2,800	126,140
BWX Technologies, Inc.	6,744	258,767
General Dynamics Corp.	12,733	1,975,652
Hexcel Corp.	12,549	555,921
Northrop Grumman Corp.	6,623	1,416,991
Orbital ATK, Inc.	3,651	278,316
Raytheon Co.	10,509	1,430,590
Rockwell Collins, Inc.	3,370	284,226
Taser International, Inc. (a)	586	16,765
Teledyne Technologies, Inc. (a)	7,133	769,865
Textron, Inc.	15,317	608,851
TransDigm Group, Inc. (a)	1,175	339,716
United Technologies Corp.	21,439	2,178,202
		10,240,002
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	2,921	205,814
Airlines - 0.1%
Southwest Airlines Co.	30,205	1,174,672
Building Products - 0.1%
A.O. Smith Corp.	5,729	565,968
Fortune Brands Home & Security, Inc.	9,773	567,811
Masco Corp.	2,900	99,499
		1,233,278
Commercial Services & Supplies - 0.1%
Deluxe Corp.	6,976	466,136
Nissha Printing Co. Ltd.	9,900	244,654
West Corp.	27,878	615,546
		1,326,336
Construction & Engineering - 0.1%
AECOM (a)	44,703	1,329,020
Dycom Industries, Inc. (a)	2,459	201,097
		1,530,117
Electrical Equipment - 0.3%
AMETEK, Inc.	27,272	1,303,056
Eaton Corp. PLC	12,190	801,005
Emerson Electric Co.	7,719	420,763
Fortive Corp.	17,535	892,532
Lumenpulse, Inc. (a)	1,047	13,080
Nidec Corp.	500	46,217
Nordex Se (a)	1,400	42,526
Regal Beloit Corp.	4,220	251,048
TPI Composites, Inc.	10,499	223,209
		3,993,436
Industrial Conglomerates - 0.7%
General Electric Co.	158,787	4,703,271
Honeywell International, Inc.	21,058	2,455,152
Roper Technologies, Inc.	2,941	536,644
Toshiba Corp. (a)	23,300	77,668
		7,772,735
Machinery - 0.6%
Allison Transmission Holdings, Inc.	13,792	395,555
Caterpillar, Inc.	16,741	1,486,099
Flowserve Corp.	7,113	343,131
Harmonic Drive Systems, Inc.	1,400	40,779
HIWIN Technologies Corp.	15,971	83,988
IDEX Corp.	5,966	558,239
Illinois Tool Works, Inc.	2,194	262,929
Ingersoll-Rand PLC	14,021	952,587
King Slide Works Co. Ltd.	1,456	18,915
Minebea Mitsumi, Inc.	12,700	120,112
Pentair PLC	9,640	619,274
Rexnord Corp. (a)	20,725	443,722
Snap-On, Inc.	3,719	565,139
TriMas Corp. (a)	23,505	437,428
Wabtec Corp.	10,699	873,573
		7,201,470
Professional Services - 0.2%
CEB, Inc.	5,869	319,684
ICF International, Inc. (a)	1,677	74,325
Verisk Analytics, Inc. (a)	15,899	1,292,271
WageWorks, Inc. (a)	10,086	614,338
		2,300,618
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	18,155	1,473,097
Norfolk Southern Corp.	4,642	450,553
Old Dominion Freight Lines, Inc. (a)	7,005	480,613
		2,404,263
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	6,022	231,787
HD Supply Holdings, Inc. (a)	21,908	700,618
Nexeo Solutions, Inc. (a)	4,004	32,993
Univar, Inc. (a)	14,547	317,852
Wolseley PLC	6,780	381,324
		1,664,574

TOTAL INDUSTRIALS		41,047,315

INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.0%
Ciena Corp. (a)	3,911	85,260
CommScope Holding Co., Inc. (a)	3,928	118,272
F5 Networks, Inc. (a)	1,079	134,487
NetScout Systems, Inc. (a)	1,083	31,678
Palo Alto Networks, Inc. (a)	313	49,870
Sonus Networks, Inc. (a)	341	2,653
Telit Communications PLC	16,300	57,044
Wistron NeWeb Corp.	43,355	137,497
		616,761
Electronic Equipment & Components - 0.4%
AAC Technology Holdings, Inc.	8,834	89,259
Alps Electric Co. Ltd.	27,000	651,720
Chroma ATE, Inc.	64,360	173,772
Chunghwa Precision Test Tech Co. Ltd.	2,319	87,269
Cognex Corp.	1,641	86,743
Dell Technologies, Inc. (a)	9,608	459,262
Digital China Holdings Ltd. (H Shares)	1,079	1,042
InvenSense, Inc. (a)	9,696	71,944
Iriso Electronics Co. Ltd.	3,800	203,755
Largan Precision Co. Ltd.	4,393	536,370
Ledlink Optics, Inc.	41,506	51,669
Merry Electronics Co. Ltd.	27,104	107,096
Mitsumi Electric Co. Ltd. (a)	7,900	44,452
Murata Manufacturing Co. Ltd.	700	91,373
Samsung SDI Co. Ltd.	1,087	95,523
Sunny Optical Technology Group Co. Ltd.	23,742	117,965
Tong Hsing Electronics Industries Ltd.	4,212	16,019
Topcon Corp.	10,100	144,281
Trimble Navigation Ltd. (a)	59,298	1,693,551
Universal Display Corp. (a)	1,448	80,378
Yageo Corp.	93,161	194,310
		4,997,753
Internet Software & Services - 1.9%
58.com, Inc. ADR (a)	20,585	981,081
Akamai Technologies, Inc. (a)	1,653	87,592
Alibaba Group Holding Ltd. sponsored ADR (a)	2,059	217,822
Alphabet, Inc.:
Class A	6,134	4,932,104
Class C (a)	6,479	5,036,062
Benefitfocus, Inc. (a)	2,395	95,608
Bitauto Holdings Ltd. ADR (a)	1,633	47,488
Box, Inc. Class A (a)	2,925	46,098
Cornerstone OnDemand, Inc. (a)	6,587	302,673
DeNA Co. Ltd.	13,500	490,870
eBay, Inc. (a)	662	21,780
eGain Communications Corp. (a)	3,502	10,821
Endurance International Group Holdings, Inc. (a)	31,360	274,400
Facebook, Inc. Class A (a)	44,706	5,734,439
Gogo, Inc. (a)	6,944	76,662
Hortonworks, Inc. (a)	10,920	91,182
LogMeIn, Inc. (a)	887	80,176
MINDBODY, Inc. (a)	3,378	66,411
mixi, Inc.	1,200	43,477
NetEase, Inc. sponsored ADR	209	50,323
Renren, Inc. ADR (a)	13,251	27,297
SINA Corp. (a)	2,921	215,657
SMS Co., Ltd.	11,700	312,963
Tencent Holdings Ltd.	10,912	303,376
Twilio, Inc. Class A	309	19,887
Twitter, Inc. (a)	1,079	24,871
Web.com Group, Inc. (a)	2,981	51,482
Weibo Corp. sponsored ADR (a)	329	16,496
Xunlei Ltd. sponsored ADR (a)	22,881	123,329
Yahoo!, Inc. (a)	51,690	2,227,839
Zillow Group, Inc.:
Class A (a)	32	1,102
Class C (a)	36	1,247
		22,012,615
IT Services - 0.7%
Amadeus IT Holding SA Class A	4,400	219,804
Cognizant Technology Solutions Corp. Class A (a)	124	5,916
EPAM Systems, Inc. (a)	1,015	70,350
Fidelity National Information Services, Inc.	6,417	494,302
Fiserv, Inc. (a)	4,533	450,898
FleetCor Technologies, Inc. (a)	56	9,729
Global Payments, Inc.	8,108	622,370
MasterCard, Inc. Class A	9,741	991,342
PayPal Holdings, Inc. (a)	217	8,890
Sabre Corp.	2,696	75,973
The Western Union Co.	26,887	559,787
Total System Services, Inc.	3,996	188,411
Travelport Worldwide Ltd.	14,928	224,368
Vantiv, Inc. (a)	3,570	200,884
Visa, Inc. Class A	43,929	3,632,928
WEX, Inc. (a)	4,549	491,701
		8,247,653
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)	17,475	120,752
Advanced Semiconductor Engineering, Inc.	670,544	806,752
Advanced Semiconductor Engineering, Inc. sponsored ADR	79,899	472,203
Ambarella, Inc. (a)	6,214	457,413
Amkor Technology, Inc. (a)	16,601	161,362
ams AG	7,680	249,017
Applied Materials, Inc.	40	1,206
ASPEED Tech, Inc.	3,767	54,359
Broadcom Ltd.	10,836	1,869,427
Cavium, Inc. (a)	5,620	327,084
Chipbond Technology Corp.	111,985	165,048
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	13,179	260,944
Dialog Semiconductor PLC (a)	10,100	389,332
EO Technics Co. Ltd.	2,856	168,903
Everlight Electronics Co. Ltd.	11,860	19,102
GlobalWafers Co. Ltd.	49,000	121,175
Himax Technologies, Inc. sponsored ADR	40,190	345,232
Hua Hong Semiconductor Ltd.	170,842	199,280
Infineon Technologies AG	3,100	55,278
Inphi Corp. (a)	582	25,323
Integrated Device Technology, Inc. (a)	7,526	173,851
Lam Research Corp.	5,099	482,926
M/A-COM Technology Solutions Holdings, Inc. (a)	2,901	122,828
MagnaChip Semiconductor Corp. (a)	7,983	66,578
Marvell Technology Group Ltd.	86,418	1,146,767
Maxim Integrated Products, Inc.	10,435	416,670
Micron Technology, Inc. (a)	105,333	1,872,821
Microsemi Corp. (a)	3,217	135,050
Monolithic Power Systems, Inc.	4,385	352,993
Nanometrics, Inc. (a)	2,872	64,160
NXP Semiconductors NV (a)	7,903	806,185
ON Semiconductor Corp. (a)	16,308	200,915
Power Integrations, Inc.	1,288	81,183
Qorvo, Inc. (a)	9,717	541,626
Qualcomm, Inc.	11,730	803,505
Realtek Semiconductor Corp.	6,892	22,787
Rubicon Technology, Inc. (a)	13,468	8,486
Sanken Electric Co. Ltd.	18,600	60,072
Semiconductor Manufacturing International Corp. (a)	848,057	95,532
Semtech Corp. (a)	21,467	595,280
Silicon Motion Technology Corp. sponsored ADR	4,357	225,649
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,747	27,728
Siltronic AG (a)	8,300	219,249
Sitronix Technology Corp.	11,233	37,297
SK Hynix, Inc.	13,961	512,750
Skyworks Solutions, Inc.	116	8,832
SolarEdge Technologies, Inc. (a)	2,776	47,830
STMicroelectronics NV	80	654
Sumco Corp.	66,200	544,708
Tessera Technologies, Inc.	6,523	250,744
Vanguard International Semiconductor Corp.	5,079	9,559
		16,204,407
Software - 1.4%
Activision Blizzard, Inc.	22,450	994,535
Adobe Systems, Inc. (a)	5,035	546,499
Allot Communications Ltd. (a)	14,659	77,253
Autodesk, Inc. (a)	27,100	1,960,143
Blackbaud, Inc.	1,837	121,867
Callidus Software, Inc. (a)	13,552	248,679
Capcom Co. Ltd.	17,800	437,933
Citrix Systems, Inc. (a)	1,476	125,785
CyberArk Software Ltd. (a)	1,537	76,189
Electronic Arts, Inc. (a)	8,954	764,672
Imperva, Inc. (a)	2,680	143,943
Infoblox, Inc. (a)	44	1,160
Intuit, Inc.	4,774	525,188
Kingdee International Software Group Co. Ltd. (a)	18,334	7,320
LINE Corp. ADR	209	10,116
Microsoft Corp.	63,563	3,661,229
Mobileye NV (a)	11,265	479,551
NCSOFT Corp.	2,034	548,932
Nexon Co. Ltd.	32,500	510,529
NHN Entertainment Corp. (a)	2,435	132,518
Nintendo Co. Ltd.	3,900	1,044,235
Nintendo Co. Ltd. ADR	3,181	104,909
Oracle Corp.	189	7,424
Paylocity Holding Corp. (a)	4,814	214,030
Progress Software Corp.	2,435	66,232
Proofpoint, Inc. (a)	5,448	407,783
Rapid7, Inc. (a)	120	2,118
RealPage, Inc. (a)	433	11,128
Salesforce.com, Inc. (a)	16,636	1,186,646
ServiceNow, Inc. (a)	120	9,498
Splunk, Inc. (a)	2,840	166,651
Square Enix Holdings Co. Ltd.	12,400	427,590
SS&C Technologies Holdings, Inc.	15,642	502,890
Tableau Software, Inc. (a)	164	9,064
Take-Two Interactive Software, Inc. (a)	5,641	254,296
Ultimate Software Group, Inc. (a)	393	80,325
Workday, Inc. Class A (a)	2,596	238,027
Workiva, Inc. (a)	2,556	46,340
		16,153,227
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	79,668	9,006,466
HP, Inc.	313	4,861
HTC Corp.	35,300	98,914
Samsung Electronics Co. Ltd.	96	139,915
		9,250,156

TOTAL INFORMATION TECHNOLOGY		77,482,572

MATERIALS - 1.1%
Chemicals - 0.8%
Agrium, Inc.	1,272	115,231
Ashland Global Holdings, Inc.	4,369	506,586
Axalta Coating Systems (a)	4,943	139,739
CF Industries Holdings, Inc.	8,722	212,381
E.I. du Pont de Nemours & Co.	23,645	1,583,506
Eastman Chemical Co.	10,828	732,839
Ecolab, Inc.	5,833	709,993
Frutarom Industries Ltd.	2,100	110,594
Ingevity Corp. (a)	3,209	147,935
LyondellBasell Industries NV Class A	8,842	713,196
Monsanto Co.	7,991	816,680
Nitto Denko Corp.	4,300	279,267
Olin Corp.	5,352	109,823
Orion Engineered Carbons SA	5,079	95,180
PPG Industries, Inc.	7,093	733,132
Shin-Etsu Chemical Co. Ltd.	600	41,864
SK Materials Co., Ltd.	2,700	389,114
Soulbrain Co. Ltd.	4,798	267,123
The Chemours Co. LLC	1,865	29,840
The Dow Chemical Co.	13,821	716,342
The Scotts Miracle-Gro Co. Class A	1,095	91,181
Trinseo SA	730	41,289
W.R. Grace & Co.	6,371	470,180
Westlake Chemical Corp.	1,312	70,192
Wonik Materials Co. Ltd. (a)	939	59,890
		9,183,097
Construction Materials - 0.0%
Eagle Materials, Inc.	6,078	469,829
Containers & Packaging - 0.2%
Ball Corp.	8,529	698,952
Graphic Packaging Holding Co.	48,595	679,844
Sealed Air Corp.	3,165	145,020
WestRock Co.	18,855	914,090
		2,437,906
Metals & Mining - 0.1%
Barrick Gold Corp.	6,431	113,870
Compass Minerals International, Inc.	2,150	158,455
Franco-Nevada Corp.	1,621	113,252
Hi-Crush Partners LP (a)	9,355	143,506
Randgold Resources Ltd. sponsored ADR	1,191	119,183
Rio Tinto PLC	6,900	229,330
		877,596

TOTAL MATERIALS		12,968,428

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Agree Realty Corp.	3,747	185,252
American Assets Trust, Inc.	2,556	110,879
American Homes 4 Rent Class A	4,401	95,238
American Tower Corp.	17,549	1,988,828
AvalonBay Communities, Inc.	3,907	694,821
Boston Properties, Inc.	5,420	738,692
Brixmor Property Group, Inc.	7,610	211,482
Communications Sales & Leasing, Inc.	2,981	93,633
Coresite Realty Corp.	4,926	364,721
DDR Corp.	6,054	105,521
Digital Realty Trust, Inc.	947	91,973
Empire State Realty Trust, Inc.	11,682	244,738
Equinix, Inc.	1,159	417,530
Equity Lifestyle Properties, Inc.	1,392	107,435
Equity Residential (SBI)	2,495	160,503
Essex Property Trust, Inc.	1,376	306,435
Extra Space Storage, Inc.	7,193	571,196
FelCor Lodging Trust, Inc.	26,634	171,257
Forest City Realty Trust, Inc.	11,979	277,074
Gaming & Leisure Properties	3,246	108,579
General Growth Properties, Inc.	2,921	80,620
Healthcare Realty Trust, Inc.	13,110	446,527
Healthcare Trust of America, Inc.	3,001	97,893
Highwoods Properties, Inc. (SBI)	2,415	125,870
Host Hotels & Resorts, Inc.	12,144	189,082
Hudson Pacific Properties, Inc.	112	3,681
LaSalle Hotel Properties (SBI)	4,814	114,910
Liberty Property Trust (SBI)	7,919	319,532
Mack-Cali Realty Corp.	14,583	396,949
Mid-America Apartment Communities, Inc.	838	78,764
Monogram Residential Trust, Inc.	10,615	112,944
National Health Investors, Inc.	88	6,906
National Retail Properties, Inc.	9,291	472,447
New York (REIT), Inc.	2,636	24,119
NorthStar Realty Finance Corp.	4,228	55,683
Outfront Media, Inc.	6,170	145,921
Pennsylvania Real Estate Investment Trust (SBI)	7,053	162,431
Post Properties, Inc.	2,283	150,975
Potlatch Corp.	6,118	237,929
Prologis, Inc.	2,094	112,113
Public Storage	1,496	333,817
Simon Property Group, Inc.	5,865	1,214,114
SL Green Realty Corp.	646	69,833
Store Capital Corp.	2,804	82,634
Taubman Centers, Inc.	2,415	179,700
UDR, Inc.	5,364	193,050
Urban Edge Properties	16,986	477,986
Ventas, Inc.	10,772	760,826
VEREIT, Inc.	57,742	598,785
Welltower, Inc.	1,998	149,390
Weyerhaeuser Co.	7,995	255,360
WP Carey, Inc.	1,805	116,477
WP Glimcher, Inc.	6,158	76,236
		14,889,291
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	11,498	321,714
Howard Hughes Corp. (a)	1,019	116,676
		438,390

TOTAL REAL ESTATE		15,327,681

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	49,826	2,023,434
Atlantic Tele-Network, Inc.	2,483	161,494
Bharti Infratel Ltd.	24,604	135,429
CenturyLink, Inc.	10,467	287,110
Cincinnati Bell, Inc. (a)	34,786	141,927
Cogent Communications Group, Inc.	6,796	250,161
Consolidated Communications Holdings, Inc.	3,739	94,372
FairPoint Communications, Inc. (a)	4,778	71,813
Frontier Communications Corp.	58,452	243,160
Globalstar, Inc. (a)	34,100	41,261
IDT Corp. Class B	1,011	17,430
Iliad SA	185	38,821
Inteliquent, Inc.	2,006	32,377
Iridium Communications, Inc. (a)	28,676	232,562
Level 3 Communications, Inc. (a)	9,351	433,699
Lumos Networks Corp. (a)	18,695	261,730
Nippon Telegraph & Telephone Corp.	2,300	105,193
SBA Communications Corp. Class A (a)	7,269	815,291
Spark New Zealand Ltd.	23,312	61,278
Verizon Communications, Inc.	29,575	1,537,309
Vonage Holdings Corp. (a)	25,238	166,823
Windstream Holdings, Inc.	13,845	139,142
Zayo Group Holdings, Inc. (a)	7,654	227,400
		7,519,216
Wireless Telecommunication Services - 0.2%
KDDI Corp.	4,400	136,321
Millicom International Cellular SA	534	27,875
Shenandoah Telecommunications Co.	3,306	89,956
Sprint Corp. (a)	45,810	303,720
T-Mobile U.S., Inc. (a)	12,886	602,034
Telephone & Data Systems, Inc.	9,476	257,558
U.S. Cellular Corp. (a)	875	31,798
VimpelCom Ltd. sponsored ADR	23,858	83,026
Vodafone Group PLC	59,800	171,502
		1,703,790

TOTAL TELECOMMUNICATION SERVICES		9,223,006

UTILITIES - 1.1%
Electric Utilities - 0.6%
American Electric Power Co., Inc.	4,658	299,090
DONG Energy A/S	4,600	190,860
Edison International	6,848	494,768
Emera, Inc.	3,715	133,966
Exelon Corp.	19,088	635,440
FirstEnergy Corp.	16,328	540,130
ITC Holdings Corp.	7,671	356,548
NextEra Energy, Inc.	15,453	1,890,211
OGE Energy Corp.	6,607	208,913
PG&E Corp.	18,133	1,109,196
Pinnacle West Capital Corp.	2,154	163,682
PNM Resources, Inc.	8,501	278,153
PPL Corp.	11,755	406,370
Westar Energy, Inc.	3,731	211,734
		6,919,061
Gas Utilities - 0.0%
South Jersey Industries, Inc.	4,389	129,695
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	24,785	313,282
Dynegy, Inc. (a)	9,139	113,232
NextEra Energy Partners LP	15,265	426,962
NRG Yield, Inc. Class C	6,720	113,971
Pattern Energy Group, Inc.	8,140	183,069
The AES Corp.	4,734	60,832
		1,211,348
Multi-Utilities - 0.4%
Avangrid, Inc.	18,370	767,499
Black Hills Corp.	5,681	347,791
CenterPoint Energy, Inc.	12,830	298,041
Dominion Resources, Inc.	13,271	985,637
DTE Energy Co.	6,812	638,080
SCANA Corp.	5,344	386,745
Sempra Energy	14,659	1,571,298
		4,995,091

TOTAL UTILITIES		13,255,195

TOTAL COMMON STOCKS
(Cost $349,831,858)		376,925,019

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	5,994	36,503
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	103,100	69,954
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $107,411)		106,457
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $139,932)	140,000	139,968
	Shares	Value

Fixed-Income Funds - 42.9%
Fidelity Emerging Markets Debt Central Fund (e)	627,348	$6,405,219
Fidelity Floating Rate Central Fund (e)	120,502	12,364,682
Fidelity High Income Central Fund 1 (e)	411,570	40,346,201
Fidelity Inflation-Protected Bond Index Central Fund (e)	454,879	46,897,999
Fidelity VIP Investment Grade Central Fund (e)	3,702,584	399,286,712
TOTAL FIXED-INCOME FUNDS
(Cost $478,771,399)		505,300,813

Money Market Funds - 10.2%
Fidelity Cash Central Fund, 0.43% (f)	72,474,753	72,496,496
Fidelity Money Market Central Fund, 0.86% (f)	47,366,850	47,376,323
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	714,590	714,733
TOTAL MONEY MARKET FUNDS
(Cost $120,558,906)		120,587,552

Equity Funds - 14.7%
Domestic Equity Funds - 2.7%
Fidelity Commodity Strategy Central Fund (e)	2,249,063	14,349,025
Fidelity Real Estate Equity Central Fund (e)	77,547	8,774,439
Health Care Select Sector SPDR ETF	91,900	6,626,909
Technology Select Sector SPDR ETF (d)	59,300	2,833,354

TOTAL DOMESTIC EQUITY FUNDS		32,583,727

International Equity Funds - 12.0%
Fidelity Emerging Markets Equity Central Fund (e)	104,728	21,212,635
Fidelity International Equity Central Fund (e)	1,481,464	111,050,528
iShares Core MSCI Emerging Markets ETF	193,291	8,816,003

TOTAL INTERNATIONAL EQUITY FUNDS		141,079,166

TOTAL EQUITY FUNDS
(Cost $160,833,279)		173,662,893
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,110,242,785)		1,176,722,702
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,483,919
NET ASSETS - 100%		$1,179,206,621

Security Type Abbreviations

ELS – Equity-Linked Security

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,330 or 0.0% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$196,015
Fidelity Commodity Strategy Central Fund	27,039
Fidelity Emerging Markets Debt Central Fund	291,404
Fidelity Emerging Markets Equity Central Fund	341,415
Fidelity Floating Rate Central Fund	472,060
Fidelity High Income Central Fund 1	2,622,591
Fidelity Inflation-Protected Bond Index Central Fund	7,973
Fidelity International Equity Central Fund	1,701,109
Fidelity Money Market Central Fund	144,466
Fidelity Real Estate Equity Central Fund	208,823
Fidelity Securities Lending Cash Central Fund	69,589
Fidelity VIP Investment Grade Central Fund	13,164,817
Total	$19,247,301

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,417,018	$15,051,177	$6,638,543	$14,349,025	3.0%
Fidelity Emerging Markets Debt Central Fund	5,849,849	324,433	513,548	6,405,219	5.4%
Fidelity Emerging Markets Equity Central Fund	17,266,161	3,073,411	2,326,571	21,212,635	5.1%
Fidelity Floating Rate Central Fund	12,262,439	590,196	1,079,169	12,364,682	0.8%
Fidelity High Income Central Fund 1	58,949,570	2,933,082	25,769,499	40,346,201	5.1%
Fidelity Inflation-Protected Bond Index Central Fund	35,375,063	12,911,268	3,747,256	46,897,999	4.9%
Fidelity International Equity Central Fund	118,004,789	2,454,075	9,941,089	111,050,528	5.2%
Fidelity Real Estate Equity Central Fund	14,123,909	279,365	6,842,509	8,774,439	5.0%
Fidelity VIP Investment Grade Central Fund	435,975,868	34,578,692	86,991,324	399,286,712	8.1%
Total	$702,224,666	$72,195,699	$143,849,508	$660,687,440

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$49,066,369	$46,906,083	$2,160,286	$--
Consumer Staples	33,836,785	33,002,918	833,867	--
Energy	25,648,857	25,648,857	--	--
Financials	50,484,845	50,446,515	38,330	--
Health Care	48,620,469	46,393,539	2,226,930	--
Industrials	41,047,315	40,033,658	1,013,657	--
Information Technology	77,482,572	67,367,372	10,115,200	--
Materials	12,968,428	11,701,840	1,266,588	--
Real Estate	15,327,681	15,327,681	--	--
Telecommunication Services	9,292,960	8,744,515	548,445	--
Utilities	13,255,195	13,255,195	--	--
U.S. Government and Government Agency Obligations	139,968	--	139,968	--
Fixed-Income Funds	505,300,813	505,300,813	--	--
Money Market Funds	120,587,552	120,587,552	--	--
Equity Funds	173,662,893	173,662,893	--	--
Total Investments in Securities:	$1,176,722,702	$1,158,379,431	$18,343,271	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $1,100,678,543. Net unrealized appreciation aggregated $76,044,159, of which $80,797,355 related to appreciated investment securities and $4,753,196 related to depreciated investment securities.

Subsequent Event

Effective after the close of business on September 30, 2016, the Fund exchanged investments and cash for shares of each of the 10 Fidelity Equity Sector Central Funds, all of which are affiliated investment companies managed by FMR Co., Inc., an affiliate of FMR. Each of the Equity Sector Central Fund seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. In accordance with the Fund's investment objectives, assets were allocated among the Fidelity Equity Sector funds.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

September 30, 2016

VIPAMG-QTLY-1116
1.808789.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
Tenneco, Inc. (a)	3,042	$177,257
Visteon Corp.	261	18,703
		195,960
Automobiles - 0.2%
Ferrari NV	670	34,753
Tesla Motors, Inc. (a)	1,674	341,546
		376,299
Diversified Consumer Services - 0.1%
China Online Education Group sponsored ADR (a)	201	4,201
New Oriental Education & Technology Group, Inc. sponsored ADR	3,518	163,094
ServiceMaster Global Holdings, Inc. (a)	2,885	97,167
TAL Education Group ADR (a)	224	15,868
		280,330
Hotels, Restaurants & Leisure - 1.1%
500.com Ltd. sponsored ADR Class A (a)	3,276	57,756
Accor SA	1,032	40,935
ARAMARK Holdings Corp.	1,889	71,839
Buffalo Wild Wings, Inc. (a)	229	32,229
Del Frisco's Restaurant Group, Inc. (a)	378	5,092
Domino's Pizza, Inc.	723	109,788
Hilton Worldwide Holdings, Inc.	21,492	492,812
Jack in the Box, Inc.	158	15,159
Las Vegas Sands Corp.	5,714	328,784
McDonald's Corp.	131	15,112
Papa John's International, Inc.	954	75,223
Ruth's Hospitality Group, Inc.	5,946	83,958
Sonic Corp.	1,888	49,428
Starbucks Corp.	10,212	552,878
Tuniu Corp. Class A sponsored ADR (a)	2,634	26,656
U.S. Foods Holding Corp.	731	17,259
Vail Resorts, Inc.	1,283	201,277
Wyndham Worldwide Corp.	752	50,632
		2,226,817
Household Durables - 0.1%
Sony Corp.	3,900	129,209
Sony Corp. sponsored ADR	3,327	110,490
Tempur Sealy International, Inc. (a)	1,266	71,833
		311,532
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (a)	2,208	1,848,780
Ctrip.com International Ltd. ADR (a)	760	35,393
JD.com, Inc. sponsored ADR (a)	862	22,490
Jumei International Holding Ltd. sponsored ADR (a)	6,402	37,452
Liberty Interactive Corp. QVC Group Series A (a)	3,182	63,672
MySale Group PLC (a)	300	362
Netflix, Inc. (a)	2,180	214,839
Ocado Group PLC (a)	33,300	114,163
Qunar Cayman Islands Ltd. sponsored ADR (a)	2,675	77,575
Vipshop Holdings Ltd. ADR (a)	2,223	32,611
		2,447,337
Media - 1.4%
Altice NV Class A (a)	1,544	27,699
Charter Communications, Inc. Class A (a)	2,722	734,858
Comcast Corp. Class A	6,527	433,001
DISH Network Corp. Class A (a)	1,036	56,752
iCar Asia Ltd. (a)	22,626	4,948
Interpublic Group of Companies, Inc.	8,287	185,214
Megacable Holdings S.A.B. de CV unit	2,100	8,049
Naspers Ltd. Class N	2,300	398,068
Nexstar Broadcasting Group, Inc. Class A	242	13,966
NEXT Co. Ltd.	300	2,473
NOS SGPS SA	3,300	22,454
Schibsted ASA:
(A Shares)	100	2,936
(B Shares)	357	9,561
Starz Series A (a)	1,317	41,077
The Walt Disney Co.	8,846	821,440
Time Warner, Inc.	2,593	206,429
		2,968,925
Multiline Retail - 0.1%
B&M European Value Retail S.A.	21,741	71,858
Dollar Tree, Inc. (a)	1,195	94,321
		166,179
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	609	90,814
AutoZone, Inc. (a)	384	295,043
Home Depot, Inc.	7,436	956,864
Inditex SA	851	31,547
L Brands, Inc.	6,355	449,743
O'Reilly Automotive, Inc. (a)	882	247,057
Ross Stores, Inc.	7,330	471,319
Sally Beauty Holdings, Inc. (a)	352	9,039
TJX Companies, Inc.	2,178	162,871
		2,714,297
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd. (a)	2,710	78,997
NIKE, Inc. Class B	10,880	572,832
Regina Miracle International Holdings Ltd.	5,516	7,567
VF Corp.	1,778	99,657
		759,053

TOTAL CONSUMER DISCRETIONARY		12,446,729

CONSUMER STAPLES - 4.1%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	445	58,521
Britvic PLC	4,900	38,297
Brown-Forman Corp. Class B (non-vtg.)	738	35,011
China Resources Beer Holdings Co. Ltd.	9,653	20,573
Coca-Cola Bottling Co. Consolidated	457	67,709
Coca-Cola Central Japan Co. Ltd.	800	17,357
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	183	13,725
Coca-Cola Icecek Sanayi A/S	2,000	24,339
Constellation Brands, Inc. Class A (sub. vtg.)	1,260	209,777
Embotelladora Andina SA Series A sponsored ADR Series A	1,032	22,002
Kweichow Moutai Co. Ltd.	900	40,249
Monster Beverage Corp. (a)	2,933	430,594
PepsiCo, Inc.	3,689	401,253
Pernod Ricard SA	761	90,060
Remy Cointreau SA	401	34,222
The Coca-Cola Co.	7,600	321,632
		1,825,321
Food & Staples Retailing - 1.0%
Chefs' Warehouse Holdings (a)	2,345	26,123
Costco Wholesale Corp.	1,007	153,578
CVS Health Corp.	8,632	768,162
Drogasil SA	1,219	24,844
Kroger Co.	16,798	498,565
Rite Aid Corp. (a)	13,734	105,614
Sprouts Farmers Market LLC (a)	3,066	63,313
United Natural Foods, Inc. (a)	383	15,335
Walgreens Boots Alliance, Inc.	5,128	413,419
		2,068,953
Food Products - 0.4%
Amplify Snack Brands, Inc. (a)	513	8,311
Blue Buffalo Pet Products, Inc. (a)	1,588	37,731
Bunge Ltd.	3,657	216,604
Dean Foods Co.	1,918	31,455
Mead Johnson Nutrition Co. Class A	3,597	284,199
Mondelez International, Inc.	2,833	124,369
Nestle SA	545	43,035
SLC Agricola SA	3,295	14,245
The Hain Celestial Group, Inc.(a)	2,890	102,826
TreeHouse Foods, Inc. (a)	1,144	99,745
		962,520
Household Products - 0.7%
Colgate-Palmolive Co.	2,850	211,299
Kimberly-Clark Corp.	429	54,114
Procter & Gamble Co.	11,671	1,047,472
Spectrum Brands Holdings, Inc.	585	80,549
		1,393,434
Personal Products - 0.1%
Avon Products, Inc.	9,432	53,385
Estee Lauder Companies, Inc. Class A	1,140	100,958
Herbalife Ltd. (a)	707	43,827
L'Oreal SA	129	24,360
		222,530
Tobacco - 1.0%
Altria Group, Inc.	5,331	337,079
British American Tobacco PLC sponsored ADR	7,400	944,610
ITC Ltd.	8,036	29,172
Philip Morris International, Inc.	3,738	363,408
Reynolds American, Inc.	8,276	390,213
		2,064,482

TOTAL CONSUMER STAPLES		8,537,240

ENERGY - 3.1%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	6,540	330,074
Exterran Corp. (a)	395	6,194
Frank's International NV	4,419	57,447
Halliburton Co.	2,322	104,211
Nabors Industries Ltd.	2,770	33,683
Newpark Resources, Inc. (a)	6,745	49,643
RigNet, Inc. (a)	684	10,342
Schlumberger Ltd.	5,022	394,930
Superior Energy Services, Inc.	929	16,629
Tesco Corp.	1,724	14,068
Trinidad Drilling Ltd.	2,087	3,993
		1,021,214
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	4,615	292,406
Apache Corp.	1,382	88,268
ARC Resources Ltd.	458	8,284
Cabot Oil & Gas Corp.	1,828	47,162
Callon Petroleum Co. (a)	6,745	105,897
Canadian Natural Resources Ltd.	208	6,649
Carrizo Oil & Gas, Inc. (a)	2,494	101,306
Cheniere Energy Partners LP Holdings LLC	2,600	59,124
Cheniere Energy, Inc. (a)	1,600	69,760
Chesapeake Energy Corp. (a)	3,297	20,672
Chevron Corp.	2,472	254,418
Cimarex Energy Co.	1,492	200,480
Clayton Williams Energy, Inc. (a)	87	7,433
Concho Resources, Inc. (a)	918	126,087
ConocoPhillips Co.	2,710	117,804
CONSOL Energy, Inc.	1,337	25,670
Continental Resources, Inc. (a)	1,930	100,283
Devon Energy Corp.	2,456	108,334
Diamondback Energy, Inc. (a)	2,130	205,630
Eclipse Resources Corp. (a)	1,651	5,432
Enterprise Products Partners LP	2,349	64,903
EOG Resources, Inc.	4,374	423,010
Exxon Mobil Corp.	4,013	350,255
Gener8 Maritime, Inc. (a)	650	3,328
Gran Tierra Energy, Inc. (Canada) (a)	2,860	8,567
Hess Corp.	2,054	110,135
Jones Energy, Inc. (a)	246	876
Keyera Corp.	1,911	61,789
Kinder Morgan, Inc.	1,912	44,225
Magellan Midstream Partners LP	105	7,428
Marathon Oil Corp.	8,633	136,488
Newfield Exploration Co. (a)	5,185	225,340
Noble Energy, Inc.	6,274	224,233
Noble Midstream Partners LP	35	977
Oasis Petroleum, Inc. (a)	1,439	16,505
Occidental Petroleum Corp.	537	39,158
Parsley Energy, Inc. Class A (a)	3,555	119,128
PDC Energy, Inc. (a)	2,168	145,386
Phillips 66 Co.	1,813	146,037
Pioneer Natural Resources Co.	1,720	319,318
QEP Resources, Inc.	2,394	46,755
Rice Energy, Inc. (a)	8,808	229,977
Rice Midstream Partners LP	2,157	52,329
Ring Energy, Inc. (a)	2,000	21,900
RSP Permian, Inc. (a)	1,244	48,242
Seven Generations Energy Ltd. (a)	3,510	84,489
Shell Midstream Partners LP	603	19,344
SM Energy Co.	3,918	151,156
Southwestern Energy Co. (a)	996	13,785
Suncor Energy, Inc.	699	19,404
TAG Oil Ltd. (a)	2,720	1,887
Targa Resources Corp.	1,404	68,950
The Williams Companies, Inc.	3,428	105,342
Valero Energy Corp.	1,456	77,168
Whiting Petroleum Corp. (a)	7,344	64,187
Williams Partners LP	472	17,554
World Fuel Services Corp.	815	37,702
		5,458,356

TOTAL ENERGY		6,479,570

FINANCIALS - 6.1%
Banks - 2.5%
Bank of America Corp.	56,059	877,323
Citigroup, Inc.	16,943	800,218
CoBiz, Inc.	6,783	90,282
Comerica, Inc.	2,626	124,262
Han's Laser Technology Co. Ltd. ELS (HSBC Warrant Program) warrants 3/18/19 (a)(b)(c)	3,000	9,663
Huntington Bancshares, Inc.	22,564	222,481
JPMorgan Chase & Co.	10,196	678,952
M&T Bank Corp.	2,625	304,763
PNC Financial Services Group, Inc.	3,035	273,423
Popular, Inc.	2,900	110,838
Preferred Bank, Los Angeles	1,135	40,576
SunTrust Banks, Inc.	5,271	230,870
The Bank of NT Butterfield & Son Ltd.	755	18,694
U.S. Bancorp	14,897	638,932
Wells Fargo & Co.	17,120	758,074
		5,179,351
Capital Markets - 1.0%
Affiliated Managers Group, Inc. (a)	769	111,274
BlackRock, Inc. Class A	100	36,246
CME Group, Inc.	2,816	294,328
E*TRADE Financial Corp. (a)	8,320	242,278
Goldman Sachs Group, Inc.	2,778	448,008
IntercontinentalExchange, Inc.	1,589	428,013
Invesco Ltd.	6,139	191,967
Investment Technology Group, Inc.	2,008	34,417
MSCI, Inc. Class A	404	33,912
Northern Trust Corp.	3,019	205,262
Virtu Financial, Inc. Class A	2,086	31,227
		2,056,932
Consumer Finance - 0.4%
Capital One Financial Corp.	7,529	540,808
Synchrony Financial	10,128	283,584
		824,392
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	7,236	1,045,385
Insurance - 1.6%
Allied World Assurance Co. Holdings AG	6,161	249,028
Allstate Corp.	6,069	419,853
American Financial Group, Inc.	1,539	115,425
Brown & Brown, Inc.	7,150	269,627
Chubb Ltd.	5,541	696,227
FNF Group	11,433	421,992
Marsh & McLennan Companies, Inc.	6,870	462,008
Reinsurance Group of America, Inc.	1,911	206,273
Torchmark Corp.	6,124	391,262
		3,231,695
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
American Capital Agency Corp.	7,578	148,074
American Capital Mortgage Investment Corp.	5,306	91,210
Redwood Trust, Inc.	4,585	64,924
		304,208
Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	595	13,417
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	2,700	36,585

TOTAL FINANCIALS		12,691,965

HEALTH CARE - 5.9%
Biotechnology - 1.6%
Ablynx NV (a)	3,700	46,531
Acorda Therapeutics, Inc. (a)	2,665	55,645
Actelion Ltd.	363	62,848
Advanced Accelerator Applications SA sponsored ADR	400	15,232
Advaxis, Inc. (a)	3,286	35,127
Alexion Pharmaceuticals, Inc. (a)	3,462	424,233
Alnylam Pharmaceuticals, Inc. (a)	849	57,545
Amgen, Inc.	5,507	918,623
Amicus Therapeutics, Inc. (a)	6,242	46,191
Aquinox Pharmaceuticals, Inc. (a)	128	1,710
Arena Pharmaceuticals, Inc. (a)	14,296	25,018
Array BioPharma, Inc. (a)	7,815	52,751
Biogen, Inc. (a)	508	159,019
BioMarin Pharmaceutical, Inc. (a)	430	39,784
Blueprint Medicines Corp. (a)	1,200	35,640
Celgene Corp. (a)	581	60,732
Curis, Inc. (a)	6,731	17,568
Genscript Biotech Corp.	59,941	17,063
Gilead Sciences, Inc.	2,238	177,071
Incyte Corp. (a)	323	30,456
Intercept Pharmaceuticals, Inc. (a)	489	80,485
Neurocrine Biosciences, Inc. (a)	1,407	71,250
Protagonist Therapeutics, Inc.	1,990	42,049
Proteostasis Therapeutics, Inc.	987	15,387
Regeneron Pharmaceuticals, Inc. (a)	444	178,497
TESARO, Inc. (a)	1,258	126,102
Vertex Pharmaceuticals, Inc. (a)	5,448	475,120
vTv Therapeutics, Inc. Class A (a)	4,800	34,512
Xencor, Inc. (a)	1,691	41,413
		3,343,602
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	28,835	686,273
Danaher Corp.	1,477	115,782
DexCom, Inc. (a)	1,970	172,690
Edwards Lifesciences Corp. (a)	323	38,941
ICU Medical, Inc. (a)	470	59,399
Intai Technology Corp.	5,796	30,277
Integra LifeSciences Holdings Corp. (a)	1,551	128,035
Intuitive Surgical, Inc. (a)	471	341,395
Medtronic PLC	15,619	1,349,482
Nevro Corp. (a)	727	75,892
NxStage Medical, Inc. (a)	1,700	42,483
Olympus Corp.	100	3,492
The Cooper Companies, Inc.	711	127,454
The Spectranetics Corp. (a)	3,534	88,668
Zimmer Biomet Holdings, Inc.	1,160	150,823
		3,411,086
Health Care Providers & Services - 1.0%
Adeptus Health, Inc. Class A (a)	816	35,129
American Renal Associates Holdings, Inc.	1,838	33,580
Amplifon SpA	4,700	48,257
Anthem, Inc.	1,779	222,926
Cigna Corp.	2,239	291,786
Diplomat Pharmacy, Inc. (a)	418	11,708
EBOS Group Ltd.	6,289	86,320
Envision Healthcare Holdings, Inc. (a)	5,260	117,140
HealthEquity, Inc. (a)	139	5,261
Humana, Inc.	319	56,428
McKesson Corp.	1,503	250,625
MEDNAX, Inc. (a)	456	30,210
Oriola-KD Oyj	3,700	16,833
Premier, Inc. (a)	934	30,206
Surgical Care Affiliates, Inc. (a)	1,798	87,670
Teladoc, Inc. (a)	1,160	21,240
United Drug PLC (United Kingdom)	4,700	39,049
UnitedHealth Group, Inc.	3,444	482,160
Universal Health Services, Inc. Class B	964	118,784
		1,985,312
Health Care Technology - 0.2%
Evolent Health, Inc. (a)	1,629	40,106
Inovalon Holdings, Inc. Class A (a)	3,475	51,117
M3, Inc.	300	10,269
Medidata Solutions, Inc. (a)	5,282	294,524
Veeva Systems, Inc. Class A (a)	866	35,748
		431,764
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,397	207,055
JHL Biotech, Inc. (a)	7,016	15,285
		222,340
Pharmaceuticals - 1.4%
Allergan PLC (a)	4,547	1,047,220
Amphastar Pharmaceuticals, Inc. (a)	2,489	47,216
AstraZeneca PLC (United Kingdom)	1,946	126,007
Bristol-Myers Squibb Co.	3,313	178,637
Catalent, Inc. (a)	6,027	155,738
Dechra Pharmaceuticals PLC	3,500	63,194
Eisai Co. Ltd.	1,200	75,052
Endo International PLC (a)	1,785	35,968
GlaxoSmithKline PLC	7,000	149,090
Horizon Pharma PLC (a)	2,282	41,373
Innocoll Holdings PLC (a)	17,900	105,252
Jazz Pharmaceuticals PLC (a)	699	84,915
Jiangsu Hengrui Medicine Co. Ltd.	10,100	66,749
Lee's Pharmaceutical Holdings Ltd.	21,878	20,610
Mylan N.V. (a)	1,065	40,598
Ocular Therapeutix, Inc. (a)(d)	5,723	39,317
Perrigo Co. PLC	423	39,056
SCYNEXIS, Inc. (a)	2,532	9,799
Sun Pharmaceutical Industries Ltd.	5,287	59,122
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,434	480,068
Theravance Biopharma, Inc. (a)	65	2,356
		2,867,337

TOTAL HEALTH CARE		12,261,441

INDUSTRIALS - 5.0%
Aerospace & Defense - 1.2%
Astronics Corp. (a)	707	31,850
BWX Technologies, Inc.	1,703	65,344
General Dynamics Corp.	3,216	498,995
Hexcel Corp.	3,169	140,387
Northrop Grumman Corp.	1,673	357,938
Orbital ATK, Inc.	922	70,284
Raytheon Co.	2,605	354,619
Rockwell Collins, Inc.	851	71,773
Taser International, Inc. (a)	148	4,234
Teledyne Technologies, Inc. (a)	1,801	194,382
Textron, Inc.	3,868	153,753
TransDigm Group, Inc. (a)	297	85,869
United Technologies Corp.	5,414	550,062
		2,579,490
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	738	51,999
Airlines - 0.1%
Southwest Airlines Co.	7,628	296,653
Building Products - 0.2%
A.O. Smith Corp.	1,447	142,949
Fortune Brands Home & Security, Inc.	2,468	143,391
Masco Corp.	700	24,017
		310,357
Commercial Services & Supplies - 0.2%
Deluxe Corp.	1,762	117,737
Nissha Printing Co. Ltd.	2,800	69,195
West Corp.	7,040	155,443
		342,375
Construction & Engineering - 0.2%
AECOM (a)	11,289	335,622
Dycom Industries, Inc. (a)	621	50,785
		386,407
Electrical Equipment - 0.5%
AMETEK, Inc.	6,887	329,061
Eaton Corp. PLC	3,034	199,364
Emerson Electric Co.	1,949	106,240
Fortive Corp.	4,428	225,385
Lumenpulse, Inc. (a)	264	3,298
Nidec Corp.	100	9,243
Nordex Se (a)	400	12,150
Regal Beloit Corp.	1,066	63,416
TPI Composites, Inc.	2,651	56,360
		1,004,517
Industrial Conglomerates - 0.9%
General Electric Co.	40,157	1,189,450
Honeywell International, Inc.	5,318	620,026
Roper Technologies, Inc.	743	135,575
Toshiba Corp. (a)	5,900	19,667
		1,964,718
Machinery - 0.9%
Allison Transmission Holdings, Inc.	3,483	99,892
Caterpillar, Inc.	4,228	375,320
Flowserve Corp.	1,796	86,639
Harmonic Drive Systems, Inc.	400	11,651
HIWIN Technologies Corp.	4,033	21,209
IDEX Corp.	1,507	141,010
Illinois Tool Works, Inc.	554	66,391
Ingersoll-Rand PLC	3,541	240,576
King Slide Works Co. Ltd.	368	4,781
Minebea Mitsumi, Inc.	3,200	30,264
Pentair PLC	2,435	156,424
Rexnord Corp. (a)	5,234	112,060
Snap-On, Inc.	939	142,690
TriMas Corp. (a)	5,936	110,469
Wabtec Corp.	2,702	220,618
		1,819,994
Professional Services - 0.3%
CEB, Inc.	1,482	80,725
ICF International, Inc. (a)	423	18,747
Verisk Analytics, Inc. (a)	4,015	326,339
WageWorks, Inc. (a)	2,547	155,138
		580,949
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	4,565	370,404
Norfolk Southern Corp.	1,172	113,754
Old Dominion Freight Lines, Inc. (a)	1,769	121,371
		605,529
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	1,521	58,543
HD Supply Holdings, Inc. (a)	5,533	176,945
Nexeo Solutions, Inc. (a)	1,011	8,331
Univar, Inc. (a)	3,674	80,277
Wolseley PLC	1,712	96,287
		420,383

TOTAL INDUSTRIALS		10,363,371

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.1%
Ciena Corp. (a)	988	21,538
CommScope Holding Co., Inc. (a)	992	29,869
F5 Networks, Inc. (a)	273	34,027
NetScout Systems, Inc. (a)	274	8,015
Palo Alto Networks, Inc. (a)	79	12,587
Sonus Networks, Inc. (a)	86	669
Telit Communications PLC	4,100	14,348
Wistron NeWeb Corp.	10,949	34,724
		155,777
Electronic Equipment & Components - 0.6%
AAC Technology Holdings, Inc.	2,231	22,542
Alps Electric Co. Ltd.	6,800	164,137
Chroma ATE, Inc.	14,000	37,800
Chunghwa Precision Test Tech Co. Ltd.	586	22,053
Cognex Corp.	414	21,884
Dell Technologies, Inc. (a)	2,426	115,963
Digital China Holdings Ltd. (H Shares)	273	264
InvenSense, Inc. (a)	2,449	18,172
Iriso Electronics Co. Ltd.	1,000	53,620
Largan Precision Co. Ltd.	1,109	135,405
Ledlink Optics, Inc.	10,482	13,049
Merry Electronics Co. Ltd.	6,845	27,047
Mitsumi Electric Co. Ltd. (a)	2,000	11,254
Murata Manufacturing Co. Ltd.	200	26,107
Samsung SDI Co. Ltd.	275	24,166
Sunny Optical Technology Group Co. Ltd.	5,996	29,792
Tong Hsing Electronics Industries Ltd.	1,064	4,047
Topcon Corp.	2,600	37,142
Trimble Navigation Ltd. (a)	14,975	427,686
Universal Display Corp. (a)	366	20,317
Yageo Corp.	22,839	47,636
		1,260,083
Internet Software & Services - 2.7%
58.com, Inc. ADR (a)	5,049	240,635
Akamai Technologies, Inc. (a)	417	22,097
Alibaba Group Holding Ltd. sponsored ADR (a)	475	50,250
Alphabet, Inc.:
Class A	1,574	1,265,590
Class C (a)	1,636	1,271,646
Benefitfocus, Inc. (a)	605	24,152
Bitauto Holdings Ltd. ADR (a)	412	11,981
Box, Inc. Class A (a)	739	11,647
Cornerstone OnDemand, Inc. (a)	1,664	76,461
DeNA Co. Ltd.	3,400	123,626
eBay, Inc. (a)	167	5,494
eGain Communications Corp. (a)	884	2,732
Endurance International Group Holdings, Inc. (a)	7,920	69,300
Facebook, Inc. Class A (a)	11,268	1,445,346
Gogo, Inc. (a)	1,754	19,364
Hortonworks, Inc. (a)	2,758	23,029
LogMeIn, Inc. (a)	224	20,247
MINDBODY, Inc. (a)	853	16,770
mixi, Inc.	300	10,869
NetEase, Inc. sponsored ADR	53	12,761
Renren, Inc. ADR (a)	3,346	6,893
SINA Corp. (a)	738	54,487
SMS Co., Ltd.	2,700	72,222
Tencent Holdings Ltd.	2,756	76,622
Twilio, Inc. Class A	78	5,020
Twitter, Inc. (a)	273	6,293
Web.com Group, Inc. (a)	753	13,004
Weibo Corp. sponsored ADR (a)	83	4,162
Xunlei Ltd. sponsored ADR (a)	4,500	24,255
Yahoo!, Inc. (a)	13,084	563,920
Zillow Group, Inc.:
Class A (a)	8	276
Class C (a)	9	312
		5,551,463
IT Services - 1.0%
Amadeus IT Holding SA Class A	1,100	54,951
Cognizant Technology Solutions Corp. Class A (a)	31	1,479
EPAM Systems, Inc. (a)	256	17,743
Fidelity National Information Services, Inc.	1,659	127,793
Fiserv, Inc. (a)	1,145	113,893
FleetCor Technologies, Inc. (a)	14	2,432
Global Payments, Inc.	2,048	157,204
MasterCard, Inc. Class A	2,460	250,354
PayPal Holdings, Inc. (a)	55	2,253
Sabre Corp.	681	19,191
The Western Union Co.	6,790	141,368
Total System Services, Inc.	1,009	47,574
Travelport Worldwide Ltd.	3,770	56,663
Vantiv, Inc. (a)	902	50,756
Visa, Inc. Class A	11,094	917,474
WEX, Inc. (a)	1,149	124,195
		2,085,323
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)	4,413	30,494
Advanced Semiconductor Engineering, Inc.	169,337	203,734
Advanced Semiconductor Engineering, Inc. sponsored ADR	20,177	119,246
Ambarella, Inc. (a)	1,569	115,494
Amkor Technology, Inc. (a)	4,192	40,746
ams AG	1,940	62,903
Applied Materials, Inc.	10	302
ASPEED Tech, Inc.	951	13,723
Broadcom Ltd.	2,736	472,015
Cavium, Inc. (a)	1,419	82,586
Chipbond Technology Corp.	27,988	41,250
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	3,328	65,894
Dialog Semiconductor PLC (a)	2,600	100,224
EO Technics Co. Ltd.	721	42,640
Everlight Electronics Co. Ltd.	3,140	5,057
GlobalWafers Co. Ltd.	12,000	29,676
Himax Technologies, Inc. sponsored ADR	10,149	87,180
Hua Hong Semiconductor Ltd.	43,144	50,326
Infineon Technologies AG	800	14,265
Inphi Corp. (a)	147	6,396
Integrated Device Technology, Inc. (a)	1,901	43,913
Lam Research Corp.	1,288	121,986
M/A-COM Technology Solutions Holdings, Inc. (a)	732	30,993
MagnaChip Semiconductor Corp. (a)	2,016	16,813
Marvell Technology Group Ltd.	21,824	289,604
Maxim Integrated Products, Inc.	2,635	105,216
Micron Technology, Inc. (a)	26,600	472,948
Microsemi Corp. (a)	813	34,130
Monolithic Power Systems, Inc.	1,107	89,114
Nanometrics, Inc. (a)	725	16,197
NXP Semiconductors NV (a)	1,996	203,612
ON Semiconductor Corp. (a)	4,118	50,734
Power Integrations, Inc.	325	20,485
Qorvo, Inc. (a)	2,454	136,786
Qualcomm, Inc.	2,962	202,897
Realtek Semiconductor Corp.	1,741	5,756
Sanken Electric Co. Ltd.	4,700	15,180
Semiconductor Manufacturing International Corp. (a)	214,165	24,125
Semtech Corp. (a)	5,421	150,324
Silicon Motion Technology Corp. sponsored ADR	1,100	56,969
Siliconware Precision Industries Co. Ltd. sponsored ADR	946	7,000
Siltronic AG (a)	2,100	55,473
Sitronix Technology Corp.	2,837	9,420
SK Hynix, Inc.	3,526	129,500
Skyworks Solutions, Inc.	29	2,208
SolarEdge Technologies, Inc. (a)	701	12,078
STMicroelectronics NV	20	163
Sumco Corp.	16,700	137,411
Tessera Technologies, Inc.	1,647	63,311
Vanguard International Semiconductor Corp.	1,283	2,415
		4,090,912
Software - 2.0%
Activision Blizzard, Inc.	5,669	251,137
Adobe Systems, Inc. (a)	1,271	137,954
Allot Communications Ltd. (a)	3,702	19,510
Autodesk, Inc. (a)	6,844	495,027
Blackbaud, Inc.	464	30,782
Callidus Software, Inc. (a)	3,422	62,794
Capcom Co. Ltd.	4,500	110,713
Citrix Systems, Inc. (a)	373	31,787
CyberArk Software Ltd. (a)	388	19,233
Electronic Arts, Inc. (a)	2,261	193,089
Imperva, Inc. (a)	677	36,362
Infoblox, Inc. (a)	11	290
Intuit, Inc.	1,206	132,672
Kingdee International Software Group Co. Ltd. (a)	4,630	1,849
LINE Corp. ADR	53	2,565
Microsoft Corp.	16,052	924,595
Mobileye NV (a)	2,845	121,112
NCSOFT Corp.	514	138,717
Nexon Co. Ltd.	7,500	117,814
NHN Entertainment Corp. (a)	615	33,470
Nintendo Co. Ltd.	1,000	267,753
Nintendo Co. Ltd. ADR	803	26,483
Oracle Corp.	48	1,885
Paylocity Holding Corp. (a)	1,216	54,063
Progress Software Corp.	615	16,728
Proofpoint, Inc. (a)	1,376	102,994
Rapid7, Inc. (a)	30	530
RealPage, Inc. (a)	109	2,801
Salesforce.com, Inc. (a)	4,204	299,871
ServiceNow, Inc. (a)	30	2,375
Splunk, Inc. (a)	717	42,074
Square Enix Holdings Co. Ltd.	3,100	106,898
SS&C Technologies Holdings, Inc.	3,950	126,993
Tableau Software, Inc. (a)	42	2,321
Take-Two Interactive Software, Inc. (a)	1,424	64,194
Ultimate Software Group, Inc. (a)	99	20,235
Workday, Inc. Class A (a)	655	60,057
Workiva, Inc. (a)	645	11,694
		4,071,421
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	20,124	2,275,013
HP, Inc.	79	1,227
HTC Corp.	8,914	24,978
Samsung Electronics Co. Ltd.	24	34,979
		2,336,197

TOTAL INFORMATION TECHNOLOGY		19,551,176

MATERIALS - 1.6%
Chemicals - 1.1%
Agrium, Inc.	321	29,080
Ashland Global Holdings, Inc.	1,103	127,893
Axalta Coating Systems (a)	1,248	35,281
CF Industries Holdings, Inc.	2,203	53,643
E.I. du Pont de Nemours & Co.	5,971	399,878
Eastman Chemical Co.	2,734	185,037
Ecolab, Inc.	1,473	179,294
Frutarom Industries Ltd.	500	26,332
Ingevity Corp. (a)	810	37,341
LyondellBasell Industries NV Class A	2,233	180,114
Monsanto Co.	2,018	206,240
Nitto Denko Corp.	1,100	71,440
Olin Corp.	1,352	27,743
Orion Engineered Carbons SA	1,283	24,043
PPG Industries, Inc.	1,791	185,118
Shin-Etsu Chemical Co. Ltd.	200	13,955
SK Materials Co., Ltd.	682	98,287
Soulbrain Co. Ltd.	1,212	67,477
The Chemours Co. LLC	471	7,536
The Dow Chemical Co.	3,490	180,887
The Scotts Miracle-Gro Co. Class A	277	23,066
Trinseo SA	184	10,407
W.R. Grace & Co.	1,609	118,744
Westlake Chemical Corp.	331	17,709
Wonik Materials Co. Ltd. (a)	237	15,116
		2,321,661
Construction Materials - 0.1%
Eagle Materials, Inc.	1,535	118,656
Containers & Packaging - 0.3%
Ball Corp.	2,154	176,520
Graphic Packaging Holding Co.	12,272	171,685
Sealed Air Corp.	799	36,610
WestRock Co.	4,762	230,862
		615,677
Metals & Mining - 0.1%
Barrick Gold Corp.	1,624	28,755
Compass Minerals International, Inc.	543	40,019
Franco-Nevada Corp.	409	28,575
Hi-Crush Partners LP (a)	2,363	36,248
Randgold Resources Ltd. sponsored ADR	301	30,121
Rio Tinto PLC	1,800	59,825
		223,543

TOTAL MATERIALS		3,279,537

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Agree Realty Corp.	946	46,770
American Assets Trust, Inc.	645	27,980
American Homes 4 Rent Class A	1,111	24,042
American Tower Corp.	4,404	499,105
AvalonBay Communities, Inc.	987	175,528
Boston Properties, Inc.	1,369	186,581
Brixmor Property Group, Inc.	1,922	53,412
Communications Sales & Leasing, Inc.	753	23,652
Coresite Realty Corp.	1,244	92,106
DDR Corp.	1,529	26,650
Digital Realty Trust, Inc.	239	23,212
Empire State Realty Trust, Inc.	2,950	61,803
Equinix, Inc.	293	105,553
Equity Lifestyle Properties, Inc.	352	27,167
Equity Residential (SBI)	630	40,528
Essex Property Trust, Inc.	347	77,277
Extra Space Storage, Inc.	1,817	144,288
FelCor Lodging Trust, Inc.	6,726	43,248
Forest City Realty Trust, Inc.	3,025	69,968
Gaming & Leisure Properties	820	27,429
General Growth Properties, Inc.	738	20,369
Healthcare Realty Trust, Inc.	3,311	112,773
Healthcare Trust of America, Inc.	758	24,726
Highwoods Properties, Inc. (SBI)	610	31,793
Host Hotels & Resorts, Inc.	3,067	47,753
Hudson Pacific Properties, Inc.	28	920
LaSalle Hotel Properties (SBI)	1,216	29,026
Liberty Property Trust (SBI)	2,000	80,700
Mack-Cali Realty Corp.	3,683	100,251
Mid-America Apartment Communities, Inc.	212	19,926
Monogram Residential Trust, Inc.	2,681	28,526
National Health Investors, Inc.	22	1,727
National Retail Properties, Inc.	2,346	119,294
New York (REIT), Inc.	666	6,094
NorthStar Realty Finance Corp.	1,068	14,066
Outfront Media, Inc.	1,558	36,847
Pennsylvania Real Estate Investment Trust (SBI)	1,781	41,016
Post Properties, Inc.	576	38,091
Potlatch Corp.	1,545	60,085
Prologis, Inc.	529	28,323
Public Storage	378	84,347
Simon Property Group, Inc.	1,481	306,582
SL Green Realty Corp.	163	17,620
Store Capital Corp.	708	20,865
Taubman Centers, Inc.	610	45,390
UDR, Inc.	1,355	48,766
Urban Edge Properties	4,290	120,721
Ventas, Inc.	2,720	192,114
VEREIT, Inc.	14,582	151,215
Welltower, Inc.	505	37,759
Weyerhaeuser Co.	2,019	64,487
WP Carey, Inc.	456	29,426
WP Glimcher, Inc.	1,555	19,251
		3,757,148
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,904	81,254
Howard Hughes Corp. (a)	257	29,427
		110,681

TOTAL REAL ESTATE		3,867,829

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	12,583	510,996
Atlantic Tele-Network, Inc.	627	40,780
Bharti Infratel Ltd.	6,213	34,199
CenturyLink, Inc.	2,643	72,497
Cincinnati Bell, Inc. (a)	8,785	35,843
Cogent Communications Group, Inc.	1,716	63,166
Consolidated Communications Holdings, Inc.	944	23,827
FairPoint Communications, Inc. (a)	1,207	18,141
Frontier Communications Corp.	14,761	61,406
Globalstar, Inc. (a)	8,600	10,406
IDT Corp. Class B	255	4,396
Iliad SA	47	9,863
Inteliquent, Inc.	507	8,183
Iridium Communications, Inc. (a)	7,242	58,733
Level 3 Communications, Inc. (a)	2,362	109,550
Lumos Networks Corp. (a)	4,721	66,094
Nippon Telegraph & Telephone Corp.	600	27,442
SBA Communications Corp. Class A (a)	1,836	205,926
Spark New Zealand Ltd.	5,887	15,475
Verizon Communications, Inc.	7,469	388,239
Vonage Holdings Corp. (a)	6,374	42,132
Windstream Holdings, Inc.	3,496	35,135
Zayo Group Holdings, Inc. (a)	1,933	57,429
		1,899,858
Wireless Telecommunication Services - 0.2%
KDDI Corp.	1,100	34,080
Millicom International Cellular SA	135	7,047
Shenandoah Telecommunications Co.	835	22,720
Sprint Corp. (a)	11,569	76,702
T-Mobile U.S., Inc. (a)	3,254	152,027
Telephone & Data Systems, Inc.	2,393	65,042
U.S. Cellular Corp. (a)	221	8,031
VimpelCom Ltd. sponsored ADR	6,025	20,967
Vodafone Group PLC	15,100	43,306
		429,922

TOTAL TELECOMMUNICATION SERVICES		2,329,780

UTILITIES - 1.6%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	1,176	75,511
DONG Energy A/S	1,000	41,491
Edison International	1,729	124,920
Emera, Inc.	938	33,825
Exelon Corp.	4,820	160,458
FirstEnergy Corp.	4,123	136,389
ITC Holdings Corp.	1,937	90,032
NextEra Energy, Inc.	3,903	477,415
OGE Energy Corp.	1,669	52,774
PG&E Corp.	4,579	280,097
Pinnacle West Capital Corp.	544	41,339
PNM Resources, Inc.	2,147	70,250
PPL Corp.	2,968	102,604
Westar Energy, Inc.	942	53,459
		1,740,564
Gas Utilities - 0.0%
South Jersey Industries, Inc.	1,108	32,741
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	6,259	79,114
Dynegy, Inc. (a)	2,308	28,596
NextEra Energy Partners LP	3,855	107,824
NRG Yield, Inc. Class C	1,697	28,781
Pattern Energy Group, Inc.	2,056	46,239
The AES Corp.	1,195	15,356
		305,910
Multi-Utilities - 0.6%
Avangrid, Inc.	4,639	193,817
Black Hills Corp.	1,435	87,851
CenterPoint Energy, Inc.	3,240	75,265
Dominion Resources, Inc.	3,351	248,879
DTE Energy Co.	1,720	161,112
SCANA Corp.	1,349	97,627
Sempra Energy	3,702	396,817
		1,261,368

TOTAL UTILITIES		3,340,583

TOTAL COMMON STOCKS
(Cost $88,271,863)		95,149,221

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	1,514	9,220
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	26,000	17,641
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $27,110)		26,861
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.33% 11/25/16 to 12/1/16
(Cost $29,985)	30,000	29,993
	Shares	Value

Fixed-Income Funds - 26.9%
Fidelity Emerging Markets Debt Central Fund (e)	111,472	$1,138,129
Fidelity Floating Rate Central Fund (e)	21,856	2,242,619
Fidelity High Income Central Fund 1 (e)	72,352	7,092,705
Fidelity Inflation-Protected Bond Index Central Fund (e)	79,944	8,242,254
Fidelity VIP Investment Grade Central Fund (e)	343,728	37,067,591
TOTAL FIXED-INCOME FUNDS
(Cost $52,824,093)		55,783,298

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.43% (f)	9,951,599	9,954,585
Fidelity Money Market Central Fund, 0.86% (f)	3,951,462	3,952,252
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	882,543	882,720
TOTAL MONEY MARKET FUNDS
(Cost $14,786,339)		14,789,557

Equity Funds - 20.3%
Domestic Equity Funds - 3.2%
Fidelity Commodity Strategy Central Fund (e)	393,300	2,509,257
Fidelity Real Estate Equity Central Fund (e)	14,151	1,601,225
Health Care Select Sector SPDR ETF	23,200	1,672,952
iShares S&P 500 Index ETF	960	208,858
Technology Select Sector SPDR ETF (d)	15,000	716,700

TOTAL DOMESTIC EQUITY FUNDS		6,708,992

International Equity Funds - 17.1%
Fidelity Emerging Markets Equity Central Fund (e)	28,329	5,738,132
Fidelity International Equity Central Fund (e)	379,702	28,462,481
iShares Core MSCI Emerging Markets ETF	27,395	1,249,486

TOTAL INTERNATIONAL EQUITY FUNDS		35,450,099

TOTAL EQUITY FUNDS
(Cost $41,018,096)		42,159,091
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $196,957,486)		207,938,021
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(590,038)
NET ASSETS - 100%		$207,347,983

Security Type Abbreviations

ETF – Exchange-Traded Fund

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,663 or 0.0% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,838
Fidelity Commodity Strategy Central Fund	4,718
Fidelity Emerging Markets Debt Central Fund	51,895
Fidelity Emerging Markets Equity Central Fund	92,049
Fidelity Floating Rate Central Fund	85,747
Fidelity High Income Central Fund 1	465,066
Fidelity Inflation-Protected Bond Index Central Fund	1,401
Fidelity International Equity Central Fund	436,993
Fidelity Money Market Central Fund	11,184
Fidelity Real Estate Equity Central Fund	37,839
Fidelity Securities Lending Cash Central Fund	21,239
Fidelity VIP Investment Grade Central Fund	1,200,811
Total	$2,429,780

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$814,239	$2,643,811	$1,215,497	$2,509,257	0.5%
Fidelity Emerging Markets Debt Central Fund	1,050,601	68,368	113,409	1,138,129	1.0%
Fidelity Emerging Markets Equity Central Fund	5,218,391	389,884	696,599	5,738,132	1.4%
Fidelity Floating Rate Central Fund	2,243,724	128,097	236,221	2,242,619	0.1%
Fidelity High Income Central Fund 1	10,566,557	608,923	4,833,108	7,092,705	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	6,360,635	2,335,526	873,702	8,242,254	0.9%
Fidelity International Equity Central Fund	30,444,622	1,159,116	3,258,795	28,462,481	1.3%
Fidelity Real Estate Equity Central Fund	2,555,834	66,150	1,241,018	1,601,225	0.9%
Fidelity VIP Investment Grade Central Fund	40,366,961	5,195,035	9,913,555	37,067,591	0.8%
Total	$99,621,564	$ 12,594,910	$ 22,381,904	$94,094,393

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$12,446,729	$11,904,464	$542,265	$--
Consumer Staples	8,546,460	8,337,553	208,907	--
Energy	6,479,570	6,479,570	--	--
Financials	12,691,965	12,682,302	9,663	--
Health Care	12,261,441	11,688,425	573,016	--
Industrials	10,363,371	10,101,074	262,297	--
Information Technology	19,551,176	17,015,240	2,535,936	--
Materials	3,279,537	2,953,437	326,100	--
Real Estate	3,867,829	3,867,829	--	--
Telecommunication Services	2,347,421	2,208,394	139,027	--
Utilities	3,340,583	3,340,583	--	--
U.S. Government and Government Agency Obligations	29,993	--	29,993	--
Fixed-Income Funds	55,783,298	55,783,298	--	--
Money Market Funds	14,789,557	14,789,557	--	--
Equity Funds	42,159,091	42,159,091	--	--
Total Investments in Securities:	$207,938,021	$203,310,817	$4,627,204	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $196,554,606. Net unrealized appreciation aggregated $11,383,415, of which $13,273,693 related to appreciated investment securities and $1,890,278 related to depreciated investment securities.

Subsequent Event

Effective after the close of business on September 30, 2016, the Fund exchanged investments and cash for shares of each of the 10 Fidelity Equity Sector Central Funds, all of which are affiliated investment companies managed by FMR Co., Inc., an affiliate of FMR. Each of the Equity Sector Central Fund seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. In accordance with the Fund's investment objectives, assets were allocated among the Fidelity Equity Sector funds.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

September 30, 2016

VIPF2005-QTLY-1116
1.822342.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	9,156	$299,487
VIP Equity-Income Portfolio Initial Class (a)	14,894	314,854
VIP Growth & Income Portfolio Initial Class (a)	18,848	360,750
VIP Growth Portfolio Initial Class (a)	5,072	305,733
VIP Mid Cap Portfolio Initial Class (a)	2,677	87,275
VIP Value Portfolio Initial Class (a)	16,390	230,929
VIP Value Strategies Portfolio Initial Class (a)	7,387	112,571
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,402,525)		1,711,599

International Equity Funds - 13.9%
VIP Emerging Markets Portfolio Initial Class (a)	43,641	402,366
VIP Overseas Portfolio Initial Class (a)	30,110	574,199
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $917,935)		976,565

Bond Funds - 38.7%
VIP High Income Portfolio Initial Class (a)	48,161	268,256
VIP Investment Grade Bond Portfolio Initial Class (a)	184,810	2,454,271
TOTAL BOND FUNDS
(Cost $2,600,171)		2,722,527

Short-Term Funds - 23.1%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $1,621,447)	1,621,447	1,621,447
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,542,078)		7,032,138
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48)
NET ASSETS - 100%		$7,032,090

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$345,345	$54,044	$89,902	$--	$299,487
VIP Emerging Markets Portfolio Initial Class	334,048	79,389	62,884	--	402,366
VIP Equity-Income Portfolio Initial Class	364,438	42,261	103,693	--	314,854
VIP Government Money Market Portfolio Initial Class 0.23%	1,444,116	473,438	296,108	2,039	1,621,447
VIP Growth & Income Portfolio Initial Class	410,815	60,828	116,971	--	360,750
VIP Growth Portfolio Initial Class	359,571	56,442	84,015	--	305,733
VIP High Income Portfolio Initial Class	269,246	18,144	51,127	--	268,256
VIP Investment Grade Bond Portfolio Initial Class	2,708,209	159,626	595,561	1,419	2,454,271
VIP Mid Cap Portfolio Initial Class	98,732	16,007	27,825	--	87,275
VIP Overseas Portfolio Initial Class	508,345	207,715	150,167	--	574,199
VIP Value Portfolio Initial Class	263,408	22,613	67,975	--	230,929
VIP Value Strategies Portfolio Initial Class	127,061	15,846	36,231	--	112,571
Total	$7,233,334	$1,206,353	$1,682,459	$3,458	$7,032,138

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $6,591,572. Net unrealized appreciation aggregated $440,566, of which $503,746 related to appreciated investment securities and $63,180 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

September 30, 2016

VIPF2010-QTLY-1116
1.822344.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	506,070	$16,553,555
VIP Equity-Income Portfolio Initial Class (a)	824,110	17,421,686
VIP Growth & Income Portfolio Initial Class (a)	1,041,427	19,932,913
VIP Growth Portfolio Initial Class (a)	280,403	16,902,709
VIP Mid Cap Portfolio Initial Class (a)	147,934	4,822,647
VIP Value Portfolio Initial Class (a)	907,509	12,786,805
VIP Value Strategies Portfolio Initial Class (a)	409,340	6,238,344
TOTAL DOMESTIC EQUITY FUNDS
(Cost $73,016,691)		94,658,659

International Equity Funds - 16.8%
VIP Emerging Markets Portfolio Initial Class (a)	2,212,197	20,396,455
VIP Overseas Portfolio Initial Class (a)	1,657,460	31,607,767
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,440,032)		52,004,222

Bond Funds - 35.3%
VIP High Income Portfolio Initial Class (a)	2,122,065	11,819,903
VIP Investment Grade Bond Portfolio Initial Class (a)	7,336,573	97,429,691
TOTAL BOND FUNDS
(Cost $104,909,103)		109,249,594

Short-Term Funds - 17.4%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $54,004,648)	54,004,648	54,004,648
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $278,370,474)		309,917,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,660)
NET ASSETS - 100%		$309,862,463

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$17,167,420	$2,693,510	$2,861,906	$--	$16,553,555
VIP Emerging Markets Portfolio Initial Class	15,839,466	3,670,131	1,642,056	--	20,396,455
VIP Equity-Income Portfolio Initial Class	18,113,503	2,140,473	3,505,277	--	17,421,686
VIP Government Money Market Portfolio Initial Class 0.23%	42,599,519	17,741,405	6,336,277	63,451	54,004,648
VIP Growth & Income Portfolio Initial Class	20,424,953	3,005,846	3,900,102	--	19,932,913
VIP Growth Portfolio Initial Class	17,868,742	2,830,539	2,527,114	--	16,902,709
VIP High Income Portfolio Initial Class	10,923,164	883,438	1,326,751	--	11,819,903
VIP Investment Grade Bond Portfolio Initial Class	98,704,908	6,988,910	15,094,457	52,551	97,429,691
VIP Mid Cap Portfolio Initial Class	4,910,483	790,778	916,755	--	4,822,647
VIP Overseas Portfolio Initial Class	26,869,493	9,467,841	5,164,604	--	31,607,767
VIP Value Portfolio Initial Class	13,096,481	1,139,324	2,146,691	--	12,786,805
VIP Value Strategies Portfolio Initial Class	6,319,924	807,937	1,210,239	--	6,238,344
Total	$292,838,056	$52,160,132	$46,632,229	$116,002	$309,917,123

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $279,495,485. Net unrealized appreciation aggregated $30,421,638, of which $32,156,785 related to appreciated investment securities and $1,735,147 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

September 30, 2016

VIPF2015-QTLY-1116
1.822346.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	199,260	$6,517,786
VIP Equity-Income Portfolio Initial Class (a)	324,483	6,859,566
VIP Growth & Income Portfolio Initial Class (a)	409,929	7,846,038
VIP Growth Portfolio Initial Class (a)	110,392	6,654,421
VIP Mid Cap Portfolio Initial Class (a)	58,266	1,899,460
VIP Value Portfolio Initial Class (a)	357,335	5,034,857
VIP Value Strategies Portfolio Initial Class (a)	161,208	2,456,812
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,734,344)		37,268,940

International Equity Funds - 19.5%
VIP Emerging Markets Portfolio Initial Class (a)	793,500	7,316,074
VIP Overseas Portfolio Initial Class (a)	650,463	12,404,327
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,282,251)		19,720,401

Bond Funds - 31.6%
VIP High Income Portfolio Initial Class (a)	691,984	3,854,350
VIP Investment Grade Bond Portfolio Initial Class (a)	2,115,606	28,095,255
TOTAL BOND FUNDS
(Cost $30,040,607)		31,949,605

Short-Term Funds - 12.0%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $12,135,026)	12,135,026	12,135,026
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $85,192,228)		101,073,972
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,994)
NET ASSETS - 100%		$101,061,978

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$7,557,166	$1,246,391	$2,042,914	$--	$6,517,786
VIP Emerging Markets Portfolio Initial Class	6,517,393	1,404,880	1,531,732	--	7,316,074
VIP Equity-Income Portfolio Initial Class	7,973,999	1,018,566	2,372,655	--	6,859,566
VIP Government Money Market Portfolio Initial Class 0.23%	10,316,981	5,053,083	3,235,037	14,562	12,135,026
VIP Growth & Income Portfolio Initial Class	8,992,564	1,395,212	2,647,526	--	7,846,038
VIP Growth Portfolio Initial Class	7,864,375	1,327,104	1,938,241	--	6,654,421
VIP High Income Portfolio Initial Class	4,087,254	353,335	1,043,182	--	3,854,350
VIP Investment Grade Bond Portfolio Initial Class	33,114,714	2,327,789	9,480,873	17,164	28,095,255
VIP Mid Cap Portfolio Initial Class	2,162,001	366,932	629,960	--	1,899,460
VIP Overseas Portfolio Initial Class	12,286,227	3,650,708	3,600,875	--	12,404,327
VIP Value Portfolio Initial Class	5,765,964	545,517	1,545,409	--	5,034,857
VIP Value Strategies Portfolio Initial Class	2,782,739	373,894	819,215	--	2,456,812
Total	$109,421,377	$19,063,411	$30,887,619	$31,726	$101,073,972

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $85,482,887. Net unrealized appreciation aggregated $15,591,085, of which $16,372,073 related to appreciated investment securities and $780,988 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

September 30, 2016

VIPF2020-QTLY-1116
1.822349.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,629,750	$53,309,129
VIP Equity-Income Portfolio Initial Class (a)	2,653,931	56,104,094
VIP Growth & Income Portfolio Initial Class (a)	3,352,736	64,171,372
VIP Growth Portfolio Initial Class (a)	902,793	54,420,386
VIP Mid Cap Portfolio Initial Class (a)	476,692	15,540,175
VIP Value Portfolio Initial Class (a)	2,922,752	41,181,578
VIP Value Strategies Portfolio Initial Class (a)	1,318,780	20,098,209
TOTAL DOMESTIC EQUITY FUNDS
(Cost $218,260,061)		304,824,943

International Equity Funds - 21.3%
VIP Emerging Markets Portfolio Initial Class (a)	6,183,174	57,008,863
VIP Overseas Portfolio Initial Class (a)	5,284,506	100,775,522
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $138,812,302)		157,784,385

Bond Funds - 29.3%
VIP High Income Portfolio Initial Class (a)	5,072,640	28,254,605
VIP Investment Grade Bond Portfolio Initial Class (a)	14,189,815	188,440,744
TOTAL BOND FUNDS
(Cost $209,429,112)		216,695,349

Short-Term Funds - 8.3%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $61,744,200)	61,744,200	61,744,200
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $628,245,675)		741,048,877
NET OTHER ASSETS (LIABILITIES) - 0.0%		(122,578)
NET ASSETS - 100%		$740,926,299

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$55,968,120	$7,071,882	$8,220,526	$--	$53,309,129
VIP Emerging Markets Portfolio Initial Class	46,527,233	7,651,856	4,215,951	--	57,008,863
VIP Equity-Income Portfolio Initial Class	59,053,501	5,530,448	10,617,677	--	56,104,094
VIP Government Money Market Portfolio Initial Class 0.23%	47,243,314	24,366,396	9,865,510	68,923	61,744,200
VIP Growth & Income Portfolio Initial Class	66,589,000	7,736,470	11,383,769	--	64,171,372
VIP Growth Portfolio Initial Class	58,254,565	7,688,123	7,345,925	--	54,420,386
VIP High Income Portfolio Initial Class	27,331,359	1,425,309	3,747,445	--	28,254,605
VIP Investment Grade Bond Portfolio Initial Class	198,513,537	9,604,904	33,185,282	103,579	188,440,744
VIP Mid Cap Portfolio Initial Class	16,008,525	2,092,497	2,665,371	--	15,540,175
VIP Overseas Portfolio Initial Class	92,381,031	22,072,145	14,605,250	--	100,775,522
VIP Value Portfolio Initial Class	42,695,610	2,353,646	6,080,035	--	41,181,578
VIP Value Strategies Portfolio Initial Class	20,603,221	1,969,847	3,487,223	--	20,098,209
Total	$731,169,016	$99,563,523	$115,419,964	$172,502	$741,048,877

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $630,052,623. Net unrealized appreciation aggregated $110,996,254, of which $114,807,850 related to appreciated investment securities and $3,811,596 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

September 30, 2016

VIPF2025-QTLY-1116
1.822350.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	313,754	$10,262,887
VIP Equity-Income Portfolio Initial Class (a)	510,930	10,801,052
VIP Growth & Income Portfolio Initial Class (a)	645,475	12,354,388
VIP Growth Portfolio Initial Class (a)	173,810	10,477,238
VIP Mid Cap Portfolio Initial Class (a)	91,760	2,991,365
VIP Value Portfolio Initial Class (a)	562,677	7,928,117
VIP Value Strategies Portfolio Initial Class (a)	253,868	3,868,941
TOTAL DOMESTIC EQUITY FUNDS
(Cost $47,582,095)		58,683,988

International Equity Funds - 23.1%
VIP Emerging Markets Portfolio Initial Class (a)	1,145,250	10,559,202
VIP Overseas Portfolio Initial Class (a)	1,016,840	19,391,144
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $27,195,776)		29,950,346

Bond Funds - 25.9%
VIP High Income Portfolio Initial Class (a)	888,048	4,946,430
VIP Investment Grade Bond Portfolio Initial Class (a)	2,152,668	28,587,432
TOTAL BOND FUNDS
(Cost $32,588,230)		33,533,862

Short-Term Funds - 5.8%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $7,580,561)	7,580,561	7,580,561
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $114,946,662)		129,748,757
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,754)
NET ASSETS - 100%		$129,733,003

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$9,757,612	$2,423,697	$1,738,165	$-	$10,262,887
VIP Emerging Markets Portfolio Initial Class	7,812,141	2,411,606	969,549	--	10,559,202
VIP Equity-Income Portfolio Initial Class	10,299,890	2,295,969	2,262,077	-	10,801,052
VIP Government Money Market Portfolio Initial Class 0.23%	3,765,099	4,918,045	1,102,583	7,892	7,580,561
VIP Growth & Income Portfolio Initial Class	11,614,475	2,783,395	2,374,740	-	12,354,388
VIP Growth Portfolio Initial Class	10,159,178	2,637,299	1,673,532	-	10,477,238
VIP High Income Portfolio Initial Class	4,272,157	855,392	737,156	--	4,946,430
VIP Investment Grade Bond Portfolio Initial Class	26,202,534	6,841,575	6,360,502	13,887	28,587,432
VIP Mid Cap Portfolio Initial Class	2,792,118	709,467	554,417	-	2,991,365
VIP Overseas Portfolio Initial Class	16,448,853	5,863,273	3,162,558	--	19,391,144
VIP Value Portfolio Initial Class	7,446,789	1,328,748	1,284,682	-	7,928,117
VIP Value Strategies Portfolio Initial Class	3,593,628	796,575	727,205	--	3,868,941
Total	$114,164,474	$33,865,041	$22,947,166	$21,779	$129,748,757

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $115,549,358. Net unrealized appreciation aggregated $14,199,399, of which $15,540,302 related to appreciated investment securities and $1,340,903 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

September 30, 2016

VIPF2030-QTLY-1116
1.822347.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	834,546	$27,297,986
VIP Equity-Income Portfolio Initial Class (a)	1,359,000	28,729,253
VIP Growth & Income Portfolio Initial Class (a)	1,716,846	32,860,439
VIP Growth Portfolio Initial Class (a)	462,302	27,867,557
VIP Mid Cap Portfolio Initial Class (a)	244,069	7,956,635
VIP Value Portfolio Initial Class (a)	1,496,628	21,087,484
VIP Value Strategies Portfolio Initial Class (a)	675,248	10,290,784
TOTAL DOMESTIC EQUITY FUNDS
(Cost $127,530,695)		156,090,138

International Equity Funds - 27.5%
VIP Emerging Markets Portfolio Initial Class (a)	2,809,683	25,905,276
VIP Overseas Portfolio Initial Class (a)	2,693,787	51,370,528
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $70,713,286)		77,275,804

Bond Funds - 16.0%
VIP High Income Portfolio Initial Class (a)	1,918,777	10,687,586
VIP Investment Grade Bond Portfolio Initial Class (a)	2,571,459	34,148,975
TOTAL BOND FUNDS
(Cost $43,737,334)		44,836,561

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $2,238,656)	2,238,656	2,238,656
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $244,219,971)		280,441,159
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,405)
NET ASSETS - 100%		$280,407,754

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$26,983,105	$4,372,509	$3,436,076	$-	$27,297,986
VIP Emerging Markets Portfolio Initial Class	20,408,441	4,113,359	1,731,339	--	25,905,276
VIP Equity-Income Portfolio Initial Class	28,466,124	4,114,165	4,988,838	-	28,729,253
VIP Government Money Market Portfolio Initial Class 0.23%	3,467,507	483,558	1,712,409	3,013	2,238,656
VIP Growth & Income Portfolio Initial Class	32,094,830	4,792,302	4,767,804	-	32,860,439
VIP Growth Portfolio Initial Class	28,091,218	5,364,298	3,689,345	-	27,867,557
VIP High Income Portfolio Initial Class	9,812,148	1,179,948	1,498,783	--	10,687,586
VIP Investment Grade Bond Portfolio Initial Class	27,531,638	8,434,090	3,880,504	14,690	34,148,975
VIP Mid Cap Portfolio Initial Class	7,717,230	1,266,690	1,109,282	-	7,956,635
VIP Overseas Portfolio Initial Class	46,685,271	10,283,774	6,009,248	--	51,370,528
VIP Value Portfolio Initial Class	20,580,872	1,932,112	2,545,511	-	21,087,484
VIP Value Strategies Portfolio Initial Class	9,929,818	1,297,806	1,453,684	--	10,290,784
Total	$261,768,202	$47,634,611	$36,822,823	$17,703	$280,441,159

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $246,300,264. Net unrealized appreciation aggregated $34,140,895, of which $37,707,917 related to appreciated investment securities and $3,567,022 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

September 30, 2016

VF-2035-QTLY-1116
1.903281.107

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	108,983	$3,564,842
VIP Equity-Income Portfolio Initial Class (a)	177,475	3,751,819
VIP Growth & Income Portfolio Initial Class (a)	224,210	4,291,381
VIP Growth Portfolio Initial Class (a)	60,326	3,636,470
VIP Mid Cap Portfolio Initial Class (a)	31,860	1,038,648
VIP Value Portfolio Initial Class (a)	195,437	2,753,714
VIP Value Strategies Portfolio Initial Class (a)	88,158	1,343,520
TOTAL DOMESTIC EQUITY FUNDS
(Cost $20,066,796)		20,380,394

International Equity Funds - 30.6%
VIP Emerging Markets Portfolio Initial Class (a)	349,772	3,224,896
VIP Overseas Portfolio Initial Class (a)	351,729	6,707,463
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,667,324)		9,932,359

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	221,985	1,236,459
VIP Investment Grade Bond Portfolio Initial Class (a)	49,230	653,779
TOTAL BOND FUNDS
(Cost $1,850,553)		1,890,238

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $258,964)	258,964	258,964
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $31,843,637)		32,461,955
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,756)
NET ASSETS - 100%		$32,456,199

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$2,672,572	$1,264,260	$363,407	$--	$3,564,842
VIP Emerging Markets Portfolio Initial Class	1,961,877	1,112,189	217,717	--	3,224,896
VIP Equity-Income Portfolio Initial Class	2,820,554	1,269,171	508,553	--	3,751,819
VIP Government Money Market Portfolio Initial Class 0.23%	312,017	109,466	162,519	316	258,964
VIP Growth & Income Portfolio Initial Class	3,181,522	1,437,737	478,134	--	4,291,381
VIP Growth Portfolio Initial Class	2,780,156	1,397,081	404,783	--	3,636,470
VIP High Income Portfolio Initial Class	884,011	390,901	165,344	--	1,236,459
VIP Investment Grade Bond Portfolio Initial Class	480,847	241,343	106,828	256	653,779
VIP Mid Cap Portfolio Initial Class	764,849	358,807	110,180	--	1,038,648
VIP Overseas Portfolio Initial Class	4,680,687	2,551,215	641,444	--	6,707,463
VIP Value Portfolio Initial Class	2,040,008	842,388	273,434	--	2,753,714
VIP Value Strategies Portfolio Initial Class	984,905	433,331	144,487	--	1,343,520
Total	$23,564,005	$ 11,407,889	$ 3,576,830	$572	$32,461,955

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $32,042,111. Net unrealized appreciation aggregated $419,844, of which $1,430,492 related to appreciated investment securities and $1,010,648 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

September 30, 2016

VF-2040-QTLY-1116
1.903283.107

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	186,373	$6,096,265
VIP Equity-Income Portfolio Initial Class (a)	303,495	6,415,883
VIP Growth & Income Portfolio Initial Class (a)	383,416	7,338,578
VIP Growth Portfolio Initial Class (a)	103,165	6,218,795
VIP Mid Cap Portfolio Initial Class (a)	54,482	1,776,129
VIP Value Portfolio Initial Class (a)	334,209	4,709,004
VIP Value Strategies Portfolio Initial Class (a)	150,754	2,297,488
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,222,383)		34,852,142

International Equity Funds - 30.6%
VIP Emerging Markets Portfolio Initial Class (a)	598,079	5,514,289
VIP Overseas Portfolio Initial Class (a)	601,513	11,470,853
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,348,788)		16,985,142

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	379,730	2,115,096
VIP Investment Grade Bond Portfolio Initial Class (a)	84,212	1,118,335
TOTAL BOND FUNDS
(Cost $3,197,361)		3,233,431

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $443,049)	443,049	443,049
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $53,211,581)		55,513,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,660)
NET ASSETS - 100%		$55,509,104

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$5,247,350	$1,640,525	$709,368	$--	$6,096,265
VIP Emerging Markets Portfolio Initial Class	3,848,130	1,469,437	443,167	--	5,514,289
VIP Equity-Income Portfolio Initial Class	5,537,158	1,589,340	979,618	--	6,415,883
VIP Government Money Market Portfolio Initial Class 0.23%	613,131	150,284	320,367	571	443,049
VIP Growth & Income Portfolio Initial Class	6,243,507	1,794,554	902,754	--	7,338,578
VIP Growth Portfolio Initial Class	5,461,754	1,880,015	790,584	--	6,218,795
VIP High Income Portfolio Initial Class	1,735,296	482,713	329,460	--	2,115,096
VIP Investment Grade Bond Portfolio Initial Class	944,695	317,996	214,684	491	1,118,335
VIP Mid Cap Portfolio Initial Class	1,500,827	458,318	211,370	--	1,776,129
VIP Overseas Portfolio Initial Class	9,194,682	3,295,613	1,147,381	--	11,470,853
VIP Value Portfolio Initial Class	4,003,065	993,219	529,736	--	4,709,004
VIP Value Strategies Portfolio Initial Class	1,931,763	537,583	286,057	--	2,297,488
Total	$46,261,358	$14,609,597	$6,864,546	$1,062	$55,513,764

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $53,664,368. Net unrealized appreciation aggregated $1,849,396, of which $3,528,104 related to appreciated investment securities and $1,678,708 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

September 30, 2016

VF-2045-QTLY-1116
1.903285.107

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	55,729	$1,822,885
VIP Equity-Income Portfolio Initial Class (a)	90,751	1,918,476
VIP Growth & Income Portfolio Initial Class (a)	114,650	2,194,397
VIP Growth Portfolio Initial Class (a)	30,848	1,859,503
VIP Mid Cap Portfolio Initial Class (a)	16,291	531,074
VIP Value Portfolio Initial Class (a)	99,935	1,408,081
VIP Value Strategies Portfolio Initial Class (a)	45,077	686,972
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,246,976)		10,421,388

International Equity Funds - 30.6%
VIP Emerging Markets Portfolio Initial Class (a)	178,856	1,649,054
VIP Overseas Portfolio Initial Class (a)	179,861	3,429,958
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,928,367)		5,079,012

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	113,555	632,502
VIP Investment Grade Bond Portfolio Initial Class (a)	25,182	334,414
TOTAL BOND FUNDS
(Cost $947,083)		966,916

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $132,475)	132,475	132,475
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $16,254,901)		16,599,791
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,233)
NET ASSETS - 100%		$16,596,558

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,395,911	$635,295	$193,076	$-	$1,822,885
VIP Emerging Markets Portfolio Initial Class	1,021,953	565,056	122,076	--	1,649,054
VIP Equity-Income Portfolio Initial Class	1,467,471	633,358	264,626	-	1,918,476
VIP Government Money Market Portfolio Initial Class 0.23%	163,036	56,540	87,100	161	132,475
VIP Growth & Income Portfolio Initial Class	1,659,610	716,105	248,236	-	2,194,397
VIP Growth Portfolio Initial Class	1,451,452	716,811	226,213	-	1,859,503
VIP High Income Portfolio Initial Class	460,721	200,285	92,664	--	632,502
VIP Investment Grade Bond Portfolio Initial Class	251,131	122,818	59,070	134	334,414
VIP Mid Cap Portfolio Initial Class	398,334	179,889	57,066	-	531,074
VIP Overseas Portfolio Initial Class	2,441,862	1,282,891	346,053	--	3,429,958
VIP Value Portfolio Initial Class	1,062,071	419,023	142,928	-	1,408,081
VIP Value Strategies Portfolio Initial Class	511,292	217,630	75,340	--	686,972
Total	$12,284,844	$5,745,701	$1,914,448	$295	$16,599,791

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $16,409,384. Net unrealized appreciation aggregated $190,407, of which $758,240 related to appreciated investment securities and $567,833 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

September 30, 2016

VF-2050-QTLY-1116
1.903287.107

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	54,080	$1,768,948
VIP Equity-Income Portfolio Initial Class (a)	88,065	1,861,704
VIP Growth & Income Portfolio Initial Class (a)	111,256	2,129,446
VIP Growth Portfolio Initial Class (a)	29,935	1,804,502
VIP Mid Cap Portfolio Initial Class (a)	15,809	515,362
VIP Value Portfolio Initial Class (a)	96,977	1,366,413
VIP Value Strategies Portfolio Initial Class (a)	43,743	666,648
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,782,717)		10,113,023

International Equity Funds - 30.6%
VIP Emerging Markets Portfolio Initial Class (a)	173,555	1,600,181
VIP Overseas Portfolio Initial Class (a)	174,542	3,328,514
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,765,094)		4,928,695

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	110,199	613,810
VIP Investment Grade Bond Portfolio Initial Class (a)	24,438	324,536
TOTAL BOND FUNDS
(Cost $923,135)		938,346

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $128,569)	128,569	128,569
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $15,599,515)		16,108,633
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,239)
NET ASSETS - 100%		$16,106,394

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,467,418	$615,393	$292,428	$--	$1,768,948
VIP Emerging Markets Portfolio Initial Class	1,075,159	529,257	184,532	--	1,600,181
VIP Equity-Income Portfolio Initial Class	1,543,548	620,084	378,115	--	1,861,704
VIP Government Money Market Portfolio Initial Class 0.23%	171,714	54,227	97,372	160	128,569
VIP Growth & Income Portfolio Initial Class	1,743,810	700,610	374,060	-	2,129,446
VIP Growth Portfolio Initial Class	1,530,404	688,144	323,675	--	1,804,502
VIP High Income Portfolio Initial Class	484,004	190,207	124,438	--	613,810
VIP Investment Grade Bond Portfolio Initial Class	263,991	116,325	75,503	136	324,536
VIP Mid Cap Portfolio Initial Class	418,396	176,228	87,508	-	515,362
VIP Overseas Portfolio Initial Class	2,569,351	1,215,622	494,188	--	3,328,514
VIP Value Portfolio Initial Class	1,116,066	407,518	223,798	-	1,366,413
VIP Value Strategies Portfolio Initial Class	536,774	211,951	114,019	--	666,648
Total	$12,920,635	$5,525,566	$2,769,636	$296	$16,108,633

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $15,874,772. Net unrealized appreciation aggregated $233,861, of which $775,168 related to appreciated investment securities and $541,307 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

September 30, 2016

VIPFINC-QTLY-1116
1.822341.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	33,322	$1,089,975
VIP Equity-Income Portfolio Initial Class (a)	54,268	1,147,220
VIP Growth & Income Portfolio Initial Class (a)	68,566	1,312,348
VIP Growth Portfolio Initial Class (a)	18,474	1,113,589
VIP Mid Cap Portfolio Initial Class (a)	9,728	317,149
VIP Value Portfolio Initial Class (a)	59,748	841,850
VIP Value Strategies Portfolio Initial Class (a)	26,927	410,368
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,325,641)		6,232,499

International Equity Funds - 10.1%
VIP Emerging Markets Portfolio Initial Class (a)	194,688	1,795,021
VIP Overseas Portfolio Initial Class (a)	111,039	2,117,514
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,438,605)		3,912,535

Bond Funds - 42.9%
VIP High Income Portfolio Initial Class (a)	264,479	1,473,147
VIP Investment Grade Bond Portfolio Initial Class (a)	1,135,712	15,082,248
TOTAL BOND FUNDS
(Cost $15,825,019)		16,555,395

Short-Term Funds - 30.8%
VIP Government Money Market Portfolio Initial Class 0.23% (a)(b)
(Cost $11,904,414)	11,904,414	11,904,414
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $36,493,679)		38,604,843
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,812)
NET ASSETS - 100%		$38,601,031

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,198,299	$347,932	$421,546	$--	$1,089,975
VIP Emerging Markets Portfolio Initial Class	1,352,923	631,086	426,019	--	1,795,021
VIP Equity-Income Portfolio Initial Class	1,261,713	316,448	476,514	--	1,147,220
VIP Government Money Market Portfolio Initial Class 0.23%	10,734,197	4,114,631	2,944,414	15,516	11,904,414
VIP Growth & Income Portfolio Initial Class	1,422,495	403,848	538,116	--	1,312,348
VIP Growth Portfolio Initial Class	1,244,836	364,380	402,117	--	1,113,589
VIP High Income Portfolio Initial Class	1,402,858	312,725	417,335	--	1,473,147
VIP Investment Grade Bond Portfolio Initial Class	15,986,426	2,954,310	4,979,456	8,760	15,082,248
VIP Mid Cap Portfolio Initial Class	341,971	101,917	128,597	--	317,149
VIP Overseas Portfolio Initial Class	1,454,171	1,293,710	685,312	--	2,117,514
VIP Value Portfolio Initial Class	912,060	201,468	319,878	--	841,850
VIP Value Strategies Portfolio Initial Class	440,077	115,695	167,229	--	410,368
Total	$37,752,026	$11,158,150	$11,906,533	$24,276	$38,604,843

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $36,614,882. Net unrealized appreciation aggregated $1,989,961, of which $2,169,180 related to appreciated investment securities and $179,219 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

September 30, 2016

VIPFLI-I-QTLY-1116
1.822343.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.5%
	Shares	Value
Domestic Equity Funds - 16.5%
VIP Contrafund Portfolio Investor Class (a)	13,136	$427,307
VIP Equity-Income Portfolio Investor Class (a)	21,384	449,916
VIP Growth & Income Portfolio Investor Class (a)	26,985	514,607
VIP Growth Portfolio Investor Class (a)	7,260	435,862
VIP Mid Cap Portfolio Investor Class (a)	3,849	124,800
VIP Value Portfolio Investor Class (a)	23,484	330,416
VIP Value Strategies Portfolio Investor Class (a)	10,640	161,200
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,064,635)		2,444,108

International Equity Funds - 6.0%
Developed International Equity Funds - 4.8%
VIP Overseas Portfolio Investor Class (a)	37,286	708,443
Emerging Markets Equity Funds - 1.2%
VIP Emerging Markets Portfolio Investor Class (a)	19,480	178,824
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $863,222)		887,267

Bond Funds - 62.5%
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (a)	134,334	745,553
Investment Grade Bond Funds - 57.5%
VIP Investment Grade Bond Portfolio Investor Class (a)	645,689	8,542,463
TOTAL BOND FUNDS
(Cost $9,011,422)		9,288,016

Short-Term Funds - 15.0%
VIP Government Money Market Portfolio Investor Class 0.20% (a)(b)
(Cost $2,228,952)	2,228,952	2,228,952
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,168,231)		14,848,343
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$14,848,343

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$439,232	$97,437	$98,542	$--	$427,307
VIP Emerging Markets Portfolio Investor Class	182,251	27,305	54,685	--	178,824
VIP Equity-Income Portfolio Investor Class	463,448	82,691	114,930	--	449,916
VIP Government Money Market Portfolio Investor Class 0.20%	2,066,985	351,018	189,051	2,538	2,228,952
VIP Growth & Income Portfolio Investor Class	520,601	113,152	131,383	--	514,607
VIP Growth Portfolio Investor Class	457,143	95,655	84,641	--	435,862
VIP High Income Portfolio Investor Class	668,352	72,052	80,423	--	745,553
VIP Investment Grade Bond Portfolio Investor Class	7,475,949	1,130,851	621,626	4,132	8,542,463
VIP Mid Cap Portfolio Investor Class	125,620	29,657	31,864	--	124,800
VIP Overseas Portfolio Investor Class	740,146	114,763	148,568	--	708,443
VIP Value Portfolio Investor Class	334,079	51,008	74,261	--	330,416
VIP Value Strategies Portfolio Investor Class	161,638	31,845	41,527	--	161,200
Total	$13,635,444	$2,197,434	$1,671,501	$6,670	$14,848,343

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $14,226,174. Net unrealized appreciation aggregated $622,169, of which $818,429 related to appreciated investment securities and $196,260 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

September 30, 2016

VIPFLI-II-QTLY-1116
1.822345.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.0%
	Shares	Value
Domestic Equity Funds - 33.0%
VIP Contrafund Portfolio Investor Class (a)	57,681	$1,876,348
VIP Equity-Income Portfolio Investor Class(a)	93,896	1,975,581
VIP Growth & Income Portfolio Investor Class (a)	118,489	2,259,583
VIP Growth Portfolio Investor Class (a)	31,878	1,913,979
VIP Mid Cap Portfolio Investor Class (a)	16,903	547,993
VIP Value Portfolio Investor Class (a)	103,116	1,450,846
VIP Value Strategies Portfolio Investor Class (a)	46,723	707,847
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,614,878)		10,732,177

International Equity Funds - 11.9%
Developed International Equity Funds - 9.5%
VIP Overseas Portfolio Investor Class (a)	163,166	3,100,161
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Investor Class (a)	85,249	782,582
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,871,292)		3,882,743

Bond Funds - 44.2%
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (a)	294,395	1,633,894
Investment Grade Bond Funds - 39.2%
VIP Investment Grade Bond Portfolio Investor Class (a)	964,015	12,753,924
TOTAL BOND FUNDS
(Cost $13,954,468)		14,387,818

Short-Term Funds - 10.9%
VIP Government Money Market Portfolio Investor Class 0.20% (a)(b)
(Cost $3,530,077)	3,530,077	3,530,077
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $30,970,715)		32,532,815
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$32,532,817

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,741,532	$377,982	$204,867	$--	$1,876,348
VIP Emerging Markets Portfolio Investor Class	722,744	103,750	142,462	--	782,582
VIP Equity-Income Portfolio Investor Class	1,836,484	323,008	263,891	--	1,975,581
VIP Government Money Market Portfolio Investor Class 0.20%	3,155,418	701,324	326,665	3,891	3,530,077
VIP Growth & Income Portfolio Investor Class	2,072,499	453,695	323,352	--	2,259,583
VIP Growth Portfolio Investor Class	1,811,176	389,812	164,977	--	1,913,979
VIP High Income Portfolio Investor Class	1,491,216	121,708	163,673	--	1,633,894
VIP Investment Grade Bond Portfolio Investor Class	12,114,868	1,325,606	1,546,893	6,507	12,753,924
VIP Mid Cap Portfolio Investor Class	497,802	121,100	77,882	--	547,993
VIP Overseas Portfolio Investor Class	2,933,427	493,330	343,003	--	3,100,161
VIP Value Portfolio Investor Class	1,329,719	217,834	176,078	--	1,450,846
VIP Value Strategies Portfolio Investor Class	640,635	142,312	112,565	--	707,847
Total	$30,347,520	$4,771,461	$3,846,308	$10,398	$32,532,815

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $31,157,551. Net unrealized appreciation aggregated $1,375,264, of which $2,068,018 related to appreciated investment securities and $692,754 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

September 30, 2016

VIPFLI-III-QTLY-1116
1.822348.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.2%
	Shares	Value
Domestic Equity Funds - 46.2%
VIP Contrafund Portfolio Investor Class (a)	69,035	$2,245,702
VIP Equity-Income Portfolio Investor Class (a)	112,381	2,364,492
VIP Growth & Income Portfolio Investor Class (a)	141,815	2,704,417
VIP Growth Portfolio Investor Class (a)	38,153	2,290,721
VIP Mid Cap Portfolio Investor Class (a)	20,230	655,872
VIP Value Portfolio Investor Class (a)	123,416	1,736,457
VIP Value Strategies Portfolio Investor Class (a)	55,919	847,179

TOTAL DOMESTIC EQUITY FUNDS

(Cost $11,938,615)		12,844,840

International Equity Funds - 16.7%
Developed International Equity Funds - 13.3%
VIP Overseas Portfolio Investor Class (a)	195,331	3,711,298
Emerging Markets Equity Funds - 3.4%
VIP Emerging Markets Portfolio Investor Class (a)	102,051	936,832
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,551,074)		4,648,130

Bond Funds - 35.0%
High Yield Bond Funds - 7.1%
VIP High Income Portfolio Investor Class (a)	356,759	1,980,012
Investment Grade Bond Funds - 27.9%
VIP Investment Grade Bond Portfolio Investor Class (a)	585,524	7,746,478
TOTAL BOND FUNDS
(Cost $9,498,282)		9,726,490

Short-Term Funds - 2.1%
VIP Government Money Market Portfolio Investor Class 0.20% (a)(b)
(Cost $578,865)	578,865	578,865
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $26,566,836)		27,798,325
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$27,798,325

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,766,556	$697,421	$197,364	$--	$2,245,702
VIP Emerging Markets Portfolio Investor Class	734,136	240,436	148,645	--	936,832
VIP Equity-Income Portfolio Investor Class	1,864,411	658,021	258,690	--	2,364,492
VIP Government Money Market Portfolio Investor Class 0.20%	279,914	317,169	18,218	483	578,865
VIP Growth & Income Portfolio Investor Class	2,102,822	815,678	295,716	--	2,704,417
VIP Growth Portfolio Investor Class	1,837,663	735,114	176,380	--	2,290,721
VIP High Income Portfolio Investor Class	1,520,831	464,182	212,043	--	1,980,012
VIP Investment Grade Bond Portfolio Investor Class	5,590,216	2,373,494	659,397	3,033	7,746,478
VIP Mid Cap Portfolio Investor Class	505,543	209,329	71,637	--	655,872
VIP Overseas Portfolio Investor Class	2,977,503	1,015,518	319,804	--	3,711,298
VIP Value Portfolio Investor Class	1,349,315	451,178	155,079	--	1,736,457
VIP Value Strategies Portfolio Investor Class	650,916	258,079	105,370	--	847,179
Total	$21,179,826	$8,235,619	$ 2,618,343	$3,516	$27,798,325

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $26,796,928. Net unrealized appreciation aggregated $1,001,397, of which $1,708,186 related to appreciated investment securities and $706,789 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

September 30, 2016

VF20-QTLY-1116
1.837319.110

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 22.4%
	Shares	Value
Domestic Equity Funds - 15.8%
Fidelity Banking Portfolio (a)	181,433	$4,626,551
Fidelity Chemicals Portfolio (a)	30,656	4,400,081
Fidelity Construction and Housing Portfolio (a)	61,519	3,646,241
Fidelity Consumer Discretionary Portfolio (a)	200,886	7,135,457
Fidelity Consumer Staples Portfolio (a)	98,150	9,404,708
Fidelity Defense and Aerospace Portfolio (a)	28,502	3,506,342
Fidelity Dividend Growth Fund (a)	713	22,379
Fidelity Energy Portfolio (a)	131,993	5,828,794
Fidelity Equity Dividend Income Fund (a)	25,335	673,899
Fidelity Extended Market Index Fund Premium Class (a)	328	17,908
Fidelity Financial Services Portfolio (a)	61,639	5,242,413
Fidelity Global Commodity Stock Fund (a)	145,199	1,575,407
Fidelity Gold Portfolio (a)	7,045	172,873
Fidelity Health Care Portfolio (a)	26,843	5,419,522
Fidelity Health Care Services Portfolio (a)	13,660	1,140,297
Fidelity Industrial Equipment Portfolio (a)	68,710	2,726,409
Fidelity Industrials Portfolio (a)	114,959	3,592,458
Fidelity Insurance Portfolio (a)	90,225	6,439,384
Fidelity IT Services Portfolio (a)	3,424	142,767
Fidelity Medical Equipment and Systems Portfolio (a)	220,005	9,495,425
Fidelity Natural Gas Portfolio (a)	155	4,179
Fidelity OTC Portfolio (a)	2,833	246,848
Fidelity Pharmaceuticals Portfolio (a)	25,759	487,627
Fidelity Real Estate Investment Portfolio (a)	78,175	3,420,171
Fidelity Retailing Portfolio (a)	22,699	2,492,127
Fidelity Semiconductors Portfolio (a)	63,839	5,917,211
Fidelity Series Commodity Strategy Fund (a)(b)	548,045	2,899,156
Fidelity Small Cap Stock Fund (a)	6,415	114,901
Fidelity Software and IT Services Portfolio (a)	47,772	6,457,813
Fidelity Technology Portfolio (a)	121,281	16,385,090
Fidelity Telecom and Utilities Fund (a)	30,125	754,033
Fidelity Telecommunications Portfolio (a)	71,780	5,039,658
Fidelity Utilities Portfolio (a)	37,869	2,787,550

TOTAL DOMESTIC EQUITY FUNDS		122,215,679

International Equity Funds - 6.6%
Fidelity Diversified International Fund (a)	2,824	100,051
Fidelity Emerging Asia Fund (a)	72,991	2,504,309
Fidelity Emerging Markets Fund (a)	150,566	3,711,447
Fidelity Europe Fund (a)	31,137	1,136,203
Fidelity International Capital Appreciation Fund (a)	204,326	3,598,181
Fidelity International Discovery Fund (a)	23,909	940,120
Fidelity International Index Fund Premium Class (a)	178,209	6,565,213
Fidelity International Real Estate Fund (a)	1,228	12,501
Fidelity International Small Cap Fund (a)	259,276	6,455,973
Fidelity International Small Cap Opportunities Fund (a)	279,244	4,345,041
Fidelity Japan Smaller Companies Fund (a)	138,540	2,141,828
Fidelity Nordic Fund (a)	65,969	3,199,492
Fidelity Overseas Fund (a)	344,552	14,519,407
Fidelity Pacific Basin Fund (a)	61,754	1,826,675

TOTAL INTERNATIONAL EQUITY FUNDS		51,056,441

TOTAL EQUITY FUNDS
(Cost $148,170,117)		173,272,120

Fixed-Income Funds - 48.6%
Fixed-Income Funds - 48.6%
Fidelity Floating Rate High Income Fund (a)	1,655,449	15,826,091
Fidelity Focused High Income Fund (a)	39,566	336,314
Fidelity High Income Fund (a)	43,218	375,131
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	1,547,442	15,582,736
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	186,822	2,692,098
Fidelity New Markets Income Fund (a)	267,269	4,367,170
Fidelity Real Estate Income Fund (a)	88,978	1,077,520
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	28,091,229	335,409,277
TOTAL FIXED-INCOME FUNDS
(Cost 355,339,145)		375,666,337

Money Market Funds - 29.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(c)	107,198,907	107,198,907
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.24% (a)(c)	116,482,347	116,482,347
TOTAL MONEY MARKET FUNDS
(Cost $223,681,254)		223,681,254
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $727,190,516)		772,619,711
NET OTHER ASSETS (LIABILITIES) - 0.0%		(128,731)
NET ASSETS - 100%		$772,490,980

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$274,921	$--	$276,333	$--	$--
Fidelity Banking Portfolio	5,195,707	366,984	882,487	--	4,626,551
Fidelity Blue Chip Growth Fund	812,111	--	726,041	--	--
Fidelity Blue Chip Value Fund	2,032,236	419,475	2,470,656	--	--
Fidelity Brokerage and Investment Management Portfolio	180,085	--	152,777	--	--
Fidelity Chemicals Portfolio	1,940,637	2,655,671	447,972	--	4,400,081
Fidelity China Region Fund	1,656,220	--	1,452,854	--	--
Fidelity Computers Portfolio	1,814,151	1,674	1,766,609	1,633	--
Fidelity Construction and Housing Portfolio	4,054,379	162,592	656,817	--	3,646,241
Fidelity Consumer Discretionary Portfolio	8,257,010	756,830	2,096,921	7,594	7,135,457
Fidelity Consumer Staples Portfolio	8,896,189	2,983,815	3,011,313	15,794	9,404,708
Fidelity Contrafund	4,905,226	1,641,707	6,173,710	251	--
Fidelity Defense and Aerospace Portfolio	2,117,669	1,268,974	153,307	7,387	3,506,342
Fidelity Diversified International Fund	11,563,792	98,238	10,681,640	--	100,051
Fidelity Dividend Growth Fund	21,407	193	--	193	22,379
Fidelity Emerging Asia Fund	4,173,569	--	1,939,712	--	2,504,309
Fidelity Emerging Markets Fund	1,074,715	2,353,691	--	--	3,711,447
Fidelity Energy Portfolio	4,793,372	2,357,155	2,437,311	5,084	5,828,794
Fidelity Energy Service Portfolio	835,917	183	878,475	183	--
Fidelity Equity Dividend Income Fund	--	2,119,851	1,705,633	13,739	673,899
Fidelity Europe Fund	4,462,814	463,621	3,454,558	--	1,136,203
Fidelity Extended Market Index Fund Investor Class	16,301	149	--	31	--
Fidelity Extended Market Index Fund Premium Class	--	--	--	--	17,908
Fidelity Financial Services Portfolio	8,028,171	173,879	2,757,363	--	5,242,413
Fidelity Floating Rate High Income Fund	3,920,869	11,504,483	16,863	279,265	15,826,091
Fidelity Focused High Income Fund	306,157	11,043	--	11,043	336,314
Fidelity Global Commodity Stock Fund	34,871	1,431,644	--	--	1,575,407
Fidelity Gold Portfolio	94,034	1,630	--	--	172,873
Fidelity Health Care Portfolio	5,467,799	4,281,361	3,790,945	--	5,419,522
Fidelity Health Care Services Portfolio	1,885,014	29,854	752,096	--	1,140,297
Fidelity High Income Fund	329,415	14,698	--	14,698	375,131
Fidelity Industrial Equipment Portfolio	682,849	1,825,745	--	--	2,726,409
Fidelity Industrials Portfolio	6,750,268	889,699	4,177,329	--	3,592,458
Fidelity Inflation-Protected Bond Index Fund Institutional Class	--	4,485,250	922,831	5,418	15,582,736
Fidelity Inflation-Protected Bond Index Fund Investor Class	11,115,443	321,261	488,794	45	--
Fidelity Insurance Portfolio	4,871,679	1,330,185	99,000	11,149	6,439,384
Fidelity International Capital Appreciation Fund	355,942	3,433,518	330,870	--	3,598,181
Fidelity International Discovery Fund	2,593,993	720,524	2,244,173	--	940,120
Fidelity International Index Fund Investor Class	7,015,151	34,216	3,823,709	6,766	--
Fidelity International Index Fund Premium Class	--	3,180,000	--	--	6,565,213
Fidelity International Real Estate Fund	11,838	464	--	174	12,501
Fidelity International Small Cap Fund	2,011,705	3,769,126	--	--	6,455,973
Fidelity International Small Cap Opportunities Fund	3,908,429	2,456,435	2,379,447	--	4,345,041
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	--	142,977,829	35,778,922	193,093	107,198,907
Fidelity Investments Money Market Portfolio Class I 0.55%	116,279,132	31,359	116,310,491	42,186	--
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.24%	--	116,482,347	--	171,856	116,482,347
Fidelity Investments Prime Money Market Portfolio Class I 0.40%	86,244,202	272,372	86,516,574	31,424	--
Fidelity IT Services Portfolio	2,312,759	413,564	2,650,173	--	142,767
Fidelity Japan Fund	2,271,246	--	2,110,258	--	--
Fidelity Japan Smaller Companies Fund	3,538,339	819,979	2,500,000	--	2,141,828
Fidelity Large Cap Stock Fund	98,163	--	101,620	--	--
Fidelity Long-Term Treasury Bond Index Fund Investor Class	13,880,534	550,491	6,128,318	160,561	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	207,742	7,324,766	45,402	2,692,098
Fidelity Low-Priced Stock Fund	3,970,688	665,034	4,470,259	--	--
Fidelity Materials Portfolio	430,944	180,712	563,753	--	--
Fidelity Medical Equipment and Systems Portfolio	5,236,775	2,712,590	56,156	--	9,495,425
Fidelity Mid Cap Value Fund	231,827	--	220,005	--	--
Fidelity Natural Gas Portfolio	3,104	9	--	4	4,179
Fidelity New Markets Income Fund	3,678,555	1,374,090	1,012,056	137,505	4,367,170
Fidelity Nordic Fund	--	2,992,628	--	--	3,199,492
Fidelity OTC Portfolio	54,805	178,596	--	--	246,848
Fidelity Overseas Fund	18,642,686	1,550,167	6,011,641	--	14,519,407
Fidelity Pacific Basin Fund	1,625,358	--	--	--	1,826,675
Fidelity Pharmaceuticals Portfolio	1,892,123	--	1,240,000	--	487,627
Fidelity Real Estate Income Fund	2,565,568	233,132	1,915,893	70,312	1,077,520
Fidelity Real Estate Investment Portfolio	3,203,294	1,944,794	2,126,841	30,949	3,420,171
Fidelity Retailing Portfolio	2,389,430	295,545	299,557	182	2,492,127
Fidelity Semiconductors Portfolio	2,265,797	2,686,269	71,900	1,616	5,917,211
Fidelity Series Commodity Strategy Fund	5,316	2,885,807	--	--	2,899,156
Fidelity Small Cap Stock Fund	108,883	2,564	--	--	114,901
Fidelity Software and IT Services Portfolio	1,904,420	4,026,644	31,127	1,039	6,457,813
Fidelity Stock Selector Large Cap Value Fund	663,483	171,905	826,718	--	--
Fidelity Technology Portfolio	13,331,780	2,719,613	1,483,883	--	16,385,090
Fidelity Telecom and Utilities Fund	--	730,400	77,119	8,147	754,033
Fidelity Telecommunications Portfolio	3,105,150	2,058,548	866,949	9,059	5,039,658
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	18,282,486	6,228,686	2,182,760	335,409,277
Fidelity U.S. Bond Index Fund Investor Class	315,178,807	28,328,329	32,202,553	3,474,482	--
Fidelity Utilities Portfolio	973,785	2,464,163	981,616	3,262	2,787,550
Fidelity Value Discovery Fund	--	812,518	881,040	--	--
Total	$734,549,008	$396,598,044	$384,137,420	$ 6,944,286	$772,619,711

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $727,673,711. Net unrealized appreciation aggregated $44,946,000, of which $45,992,557 related to appreciated investment securities and $1,046,557 related to depreciated investment securities.

During the period, certain Underlying Funds incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity,” renaming the “Fidelity Advantage Institutional Class” to the “Institutional Premium Class,” renaming the “Fidelity Advantage Class” to the “Premium Class,” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

September 30, 2016

VF50-QTLY-1116
1.837320.110

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.6%
	Shares	Value
Domestic Equity Funds - 36.9%
Fidelity 500 Index Fund Premium Class (a)	3,137	$240,409
Fidelity Banking Portfolio (a)	3,227,867	82,310,604
Fidelity Blue Chip Growth Fund (a)	321,842	22,599,752
Fidelity Blue Chip Value Fund (a)	2,024,745	33,104,578
Fidelity Chemicals Portfolio (a)	576,367	82,725,895
Fidelity Computers Portfolio (a)	14,813	1,158,387
Fidelity Construction and Housing Portfolio (a)	655,727	38,864,948
Fidelity Consumer Discretionary Portfolio (a)	4,229,819	150,243,164
Fidelity Consumer Finance Portfolio (a)	51,623	632,898
Fidelity Consumer Staples Portfolio (a)	1,846,966	176,976,313
Fidelity Contrafund (a)	12,745	1,301,092
Fidelity Defense and Aerospace Portfolio (a)	364,700	44,865,439
Fidelity Dividend Growth Fund (a)	5,737	180,096
Fidelity Energy Portfolio (a)	2,180,975	96,311,845
Fidelity Equity Dividend Income Fund (a)	962,980	25,615,256
Fidelity Financial Services Portfolio (a)	1,420,586	120,820,825
Fidelity Global Commodity Stock Fund (a)	1,070,951	11,619,821
Fidelity Gold Portfolio (a)	5,944	145,863
Fidelity Growth Company Fund (a)	1,514	214,995
Fidelity Health Care Portfolio (a)	817,334	165,019,776
Fidelity Health Care Services Portfolio (a)	196,150	16,374,592
Fidelity Industrial Equipment Portfolio (a)	1,061,446	42,118,165
Fidelity Industrials Portfolio (a)	3,351,296	104,727,994
Fidelity Insurance Portfolio (a)	1,190,100	84,937,436
Fidelity IT Services Portfolio (a)	5,194	216,525
Fidelity Large Cap Stock Fund (a)	815,267	22,876,394
Fidelity Magellan Fund (a)	151	13,756
Fidelity Materials Portfolio (a)	39,283	2,893,567
Fidelity Medical Equipment and Systems Portfolio (a)	2,358,573	101,796,019
Fidelity Nasdaq Composite Index Fund (a)	10,862	762,318
Fidelity OTC Portfolio (a)	282,160	24,584,586
Fidelity Pharmaceuticals Portfolio (a)	1,032,274	19,540,938
Fidelity Real Estate Investment Portfolio (a)	743,213	32,515,555
Fidelity Retailing Portfolio (a)	336,758	36,972,651
Fidelity Semiconductors Portfolio (a)	939,774	87,107,614
Fidelity Series Commodity Strategy Fund (a)(b)	4,752,100	25,138,610
Fidelity Small Cap Growth Fund (a)	5,648	115,163
Fidelity Small Cap Stock Fund (a)	858,869	15,382,345
Fidelity Small Cap Value Fund (a)	13,072	224,842
Fidelity Software and IT Services Portfolio (a)	1,025,973	138,691,044
Fidelity Stock Selector Large Cap Value Fund (a)	4,399,990	78,099,822
Fidelity Technology Portfolio (a)	2,217,537	299,589,293
Fidelity Telecom and Utilities Fund (a)	442,282	11,070,308
Fidelity Telecommunications Portfolio (a)	1,411,356	99,091,300
Fidelity Utilities Portfolio (a)	702,448	51,707,171
Fidelity Value Discovery Fund (a)	893,389	21,664,678

TOTAL DOMESTIC EQUITY FUNDS		2,373,164,642

International Equity Funds - 15.7%
Fidelity Diversified International Fund (a)	4,074,084	144,344,806
Fidelity Emerging Asia Fund (a)	1,092,797	37,493,853
Fidelity Emerging Markets Fund (a)	716,699	17,666,620
Fidelity Europe Fund (a)	2,289,014	83,526,125
Fidelity International Capital Appreciation Fund (a)	1,962,416	34,558,148
Fidelity International Discovery Fund (a)	2,011,842	79,105,616
Fidelity International Index Fund Institutional Class (a)	3,402,581	125,351,079
Fidelity International Real Estate Fund (a)	16,438	167,343
Fidelity International Small Cap Fund (a)	2,231,146	55,555,547
Fidelity International Small Cap Opportunities Fund (a)	4,421,466	68,798,016
Fidelity Japan Fund (a)	1,109,876	14,084,325
Fidelity Japan Smaller Companies Fund (a)	3,935,359	60,840,654
Fidelity Nordic Fund (a)	669,387	32,465,266
Fidelity Overseas Fund (a)	5,887,481	248,098,461
Fidelity Pacific Basin Fund (a)	350,614	10,371,170

TOTAL INTERNATIONAL EQUITY FUNDS		1,012,427,029

TOTAL EQUITY FUNDS
(Cost $2,998,263,105)		3,385,591,671

Fixed-Income Funds - 38.5%
Fixed-Income Funds - 38.5%
Fidelity Floating Rate High Income Fund (a)	11,966,774	114,402,355
Fidelity Focused High Income Fund (a)	63,140	536,688
Fidelity High Income Fund (a)	622,855	5,406,381
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	12,835,044	129,248,892
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	2,438,110	35,133,160
Fidelity New Markets Income Fund (a)	2,233,791	36,500,140
Fidelity Real Estate Income Fund (a)	405,506	4,910,678
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	179,892,100	2,147,911,672
TOTAL FIXED-INCOME FUNDS
(Cost $2,390,764,113)		2,474,049,966

Money Market Funds - 8.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(c)
(Cost $575,005,766)	575,005,766	575,005,766
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,964,032,984)		6,434,647,403
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,079,241)
NET ASSETS - 100%		$6,433,568,162

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$223,048	$1,143	$--	$1,081	$--
Fidelity 500 Index Fund Premium Class	--	1,135	--	1,135	240,409
Fidelity Air Transportation Portfolio	9,262,502	--	9,073,935	--	--
Fidelity Automotive Portfolio	6,469,331	--	5,178,285	--	--
Fidelity Banking Portfolio	85,594,035	4,303,323	7,169,999	--	82,310,604
Fidelity Blue Chip Growth Fund	108,678,685	1,021,569	82,554,493	32,455	22,599,752
Fidelity Blue Chip Value Fund	50,999,832	4,240,426	24,191,553	186,132	33,104,578
Fidelity Brokerage and Investment Management Portfolio	14,411,464	--	12,434,288	--	--
Fidelity Chemicals Portfolio	37,983,812	47,861,310	7,406,816	--	82,725,895
Fidelity China Region Fund	11,950,996	--	10,463,451	--	--
Fidelity Computers Portfolio	22,816,977	21,887	20,888,633	21,349	1,158,387
Fidelity Construction and Housing Portfolio	38,625,226	3,519,914	3,998,415	--	38,864,948
Fidelity Consumer Discretionary Portfolio	169,442,046	6,905,389	32,055,561	165,836	150,243,164
Fidelity Consumer Finance Portfolio	3,103,656	67,549	2,500,000	5,941	632,898
Fidelity Consumer Staples Portfolio	160,136,675	52,137,782	45,898,075	301,170	176,976,313
Fidelity Contrafund	68,386,975	9,929,260	76,354,208	8,739	1,301,092
Fidelity Defense and Aerospace Portfolio	37,175,626	6,072,736	1,600,000	93,099	44,865,439
Fidelity Diversified International Fund	338,225,463	5,638,773	189,697,706	--	144,344,806
Fidelity Dividend Growth Fund	172,271	1,553	--	1,553	180,096
Fidelity Emerging Asia Fund	46,376,813	--	13,291,086	--	37,493,853
Fidelity Emerging Markets Fund	4,283,885	14,334,920	2,000,000	--	17,666,620
Fidelity Energy Portfolio	83,220,015	28,449,831	35,719,477	94,161	96,311,845
Fidelity Energy Service Portfolio	11,903,027	2,322	12,721,018	2,322	--
Fidelity Equity Dividend Income Fund	--	31,208,460	8,200,000	131,820	25,615,256
Fidelity Europe Fund	107,632,829	700,000	24,271,444	--	83,526,125
Fidelity Financial Services Portfolio	148,547,857	617,062	28,549,502	--	120,820,825
Fidelity Floating Rate High Income Fund	32,122,729	79,298,192	27,759	1,995,014	114,402,355
Fidelity Focused High Income Fund	466,598	40,358	--	17,130	536,688
Fidelity Global Commodity Stock Fund	42,364	10,915,209	--	--	11,619,821
Fidelity Gold Portfolio	79,341	1,375	--	--	145,863
Fidelity Growth Company Fund	206,713	539	--	--	214,995
Fidelity Health Care Portfolio	157,801,720	61,494,500	45,112,686	--	165,019,776
Fidelity Health Care Services Portfolio	22,374,105	2,689,901	8,460,954	--	16,374,592
Fidelity High Income Fund	4,747,519	211,823	--	211,823	5,406,381
Fidelity Industrial Equipment Portfolio	33,842,662	5,540,932	720,000	--	42,118,165
Fidelity Industrials Portfolio	100,736,644	34,787,646	37,134,544	--	104,727,994
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	--	352,641	6,585,215	49,587	129,248,892
Fidelity Inflation-Protected Bond Index Fund Investor Class	103,837,384	25,073,999	1,870,470	381	--
Fidelity Insurance Portfolio	65,956,537	13,917,285	--	164,717	84,937,436
Fidelity International Capital Appreciation Fund	1,316,862	32,391,108	1,224,103	--	34,558,148
Fidelity International Discovery Fund	100,651,836	6,439,504	26,175,862	--	79,105,616
Fidelity International Index Fund Institutional Class	--	39,844,000	--	--	125,351,079
Fidelity International Index Fund Investor Class	82,634,239	281,770	3,150,000	111,924	--
Fidelity International Real Estate Fund	158,466	6,215	--	2,325	167,343
Fidelity International Small Cap Fund	15,438,298	34,599,334	--	--	55,555,547
Fidelity International Small Cap Opportunities Fund	49,732,063	26,389,620	11,560,000	--	68,798,016
Fidelity International Value Fund	4,294,764	--	3,922,319	--	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	--	794,409,872	219,404,106	1,113,332	575,005,766
Fidelity Investments Prime Money Market Portfolio Class I 0.40%	463,644,497	126,588	463,771,084	167,608	--
Fidelity IT Services Portfolio	36,922,810	6,464,841	44,111,005	--	216,525
Fidelity Japan Fund	50,245,967	--	35,221,626	--	14,084,325
Fidelity Japan Smaller Companies Fund	39,529,567	14,546,835	--	--	60,840,654
Fidelity Large Cap Stock Fund	36,507,164	517,995	15,370,224	153,626	22,876,394
Fidelity Leisure Portfolio	789,702	--	739,063	--	--
Fidelity Long-Term Treasury Bond Index Fund Investor Class	92,436,385	4,480,470	32,422,683	1,133,122	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	506,765	40,562,016	403,225	35,133,160
Fidelity Low-Priced Stock Fund	31,042,654	4,781,511	35,630,111	--	--
Fidelity Magellan Fund	13,343	120	--	16	13,756
Fidelity Materials Portfolio	5,717,244	5,202,034	7,534,781	--	2,893,567
Fidelity Medical Equipment and Systems Portfolio	40,385,234	48,074,319	1,335,076	--	101,796,019
Fidelity Mega Cap Stock Fund	38,159,112	--	37,517,242	--	--
Fidelity Mid Cap Value Fund	36,114,586	1,900,000	36,774,383	--	--
Fidelity Nasdaq Composite Index Fund	711,818	478	--	--	762,318
Fidelity New Markets Income Fund	20,190,757	14,645,505	1,063,377	1,045,288	36,500,140
Fidelity Nordic Fund	17,654,336	13,650,269	--	--	32,465,266
Fidelity OTC Portfolio	8,568,139	15,658,834	1,000,000	--	24,584,586
Fidelity Overseas Fund	214,102,961	33,648,005	9,246,931	--	248,098,461
Fidelity Pacific Basin Fund	9,228,168	--	--	--	10,371,170
Fidelity Pharmaceuticals Portfolio	35,592,219	--	13,158,679	--	19,540,938
Fidelity Real Estate Income Fund	16,379,032	1,792,129	14,509,837	443,843	4,910,678
Fidelity Real Estate Investment Portfolio	31,435,595	15,446,400	18,184,883	305,507	32,515,555
Fidelity Retailing Portfolio	30,684,296	5,387,607	632,915	2,333	36,972,651
Fidelity Semiconductors Portfolio	27,604,565	45,837,433	885,993	20,633	87,107,614
Fidelity Series Commodity Strategy Fund	5,316	25,046,493	--	--	25,138,610
Fidelity Small Cap Growth Fund	105,618	--	--	--	115,163
Fidelity Small Cap Stock Fund	14,380,585	526,644	--	--	15,382,345
Fidelity Small Cap Value Fund	205,240	13,646	--	527	224,842
Fidelity Software and IT Services Portfolio	56,717,029	71,663,755	1,915,147	25,283	138,691,044
Fidelity Stock Selector Large Cap Value Fund	70,476,339	7,412,490	6,574,203	--	78,099,822
Fidelity Technology Portfolio	217,741,598	55,364,840	7,282,644	--	299,589,293
Fidelity Telecom and Utilities Fund	--	14,376,831	4,941,470	156,964	11,070,308
Fidelity Telecommunications Portfolio	59,301,007	36,248,983	11,799,337	186,999	99,091,300
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	39,310,121	35,323,152	14,184,187	2,147,911,672
Fidelity U.S. Bond Index Fund Investor Class	2,032,935,669	165,676,110	134,196,864	22,942,445	--
Fidelity Utilities Portfolio	14,461,606	45,513,254	14,465,782	46,042	51,707,171
Fidelity Value Discovery Fund	38,643,322	4,719,108	23,357,221	151,758	21,664,678
Total	$6,130,697,370	$2,084,262,580	$2,071,093,693	$46,082,432	$6,434,647,403

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $5,968,914,335. Net unrealized appreciation aggregated $465,733,068, of which $479,096,565 related to appreciated investment securities and $13,363,497 related to depreciated investment securities.

During the period, certain Underlying Funds incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity,” renaming the “Fidelity Advantage Institutional Class” to the “Institutional Premium Class,” renaming the “Fidelity Advantage Class” to the “Premium Class,” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

September 30, 2016

VIPFM-60-QTLY-1116
1.856868.109

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.3%
	Shares	Value
Domestic Equity Funds - 43.7%
Fidelity 500 Index Fund Premium Class (a)	2,476	$189,799
Fidelity Banking Portfolio (a)	5,216,611	133,023,572
Fidelity Blue Chip Value Fund (a)	721,208	11,791,752
Fidelity Chemicals Portfolio (a)	755,523	108,440,250
Fidelity Computers Portfolio (a)	19,558	1,529,413
Fidelity Construction and Housing Portfolio (a)	831,795	49,300,484
Fidelity Consumer Discretionary Portfolio (a)	5,658,787	201,000,105
Fidelity Consumer Finance Portfolio (a)	49,924	612,072
Fidelity Consumer Staples Portfolio (a)	2,441,024	233,898,941
Fidelity Defense and Aerospace Portfolio (a)	405,062	49,830,689
Fidelity Dividend Growth Fund (a)	2,694	84,555
Fidelity Energy Portfolio (a)	3,145,047	138,885,281
Fidelity Equity Dividend Income Fund (a)	689,489	18,340,409
Fidelity Financial Services Portfolio (a)	2,159,673	183,680,166
Fidelity Global Commodity Stock Fund (a)	1,090,658	11,833,639
Fidelity Gold Portfolio (a)	29,090	713,870
Fidelity Health Care Portfolio (a)	1,294,640	261,387,853
Fidelity Health Care Services Portfolio (a)	198,303	16,554,299
Fidelity Industrial Equipment Portfolio (a)	1,342,232	53,259,780
Fidelity Industrials Portfolio (a)	4,758,224	148,694,499
Fidelity Insurance Portfolio (a)	1,340,394	95,663,898
Fidelity Large Cap Stock Fund (a)	45,503	1,276,805
Fidelity Magellan Fund (a)	752	68,734
Fidelity Materials Portfolio (a)	33,764	2,487,083
Fidelity Medical Equipment and Systems Portfolio (a)	2,549,632	110,042,108
Fidelity OTC Portfolio (a)	116,105	10,116,202
Fidelity Pharmaceuticals Portfolio (a)	951,345	18,008,954
Fidelity Real Estate Investment Portfolio (a)	543,494	23,777,844
Fidelity Retailing Portfolio (a)	467,030	51,275,234
Fidelity Semiconductors Portfolio (a)	985,731	91,367,364
Fidelity Series Commodity Strategy Fund (a)(b)	5,238,075	27,709,419
Fidelity Small Cap Growth Fund (a)	13,215	269,451
Fidelity Small Cap Stock Fund (a)	881,010	15,778,893
Fidelity Small Cap Value Fund (a)	18,481	317,870
Fidelity Software and IT Services Portfolio (a)	1,265,555	171,077,705
Fidelity Stock Selector All Cap Fund (a)	5,612	202,209
Fidelity Stock Selector Large Cap Value Fund (a)	1,873,626	33,256,862
Fidelity Technology Portfolio (a)	3,338,697	451,057,944
Fidelity Telecom and Utilities Fund (a)	341,695	8,552,635
Fidelity Telecommunications Portfolio (a)	1,866,968	131,079,791
Fidelity Utilities Portfolio (a)	1,001,276	73,703,920

TOTAL DOMESTIC EQUITY FUNDS		2,940,142,353

International Equity Funds - 18.6%
Fidelity Diversified International Fund (a)	5,624,431	199,273,577
Fidelity Emerging Asia Fund (a)	619,613	21,258,929
Fidelity Emerging Markets Fund (a)	566,194	13,956,672
Fidelity Europe Fund (a)	1,563,320	57,045,558
Fidelity International Capital Appreciation Fund (a)	2,697,020	47,494,527
Fidelity International Discovery Fund (a)	2,169,402	85,300,897
Fidelity International Index Fund Institutional Class (a)	3,752,641	138,247,308
Fidelity International Real Estate Fund (a)	21,016	213,938
Fidelity International Small Cap Fund (a)	2,817,445	70,154,368
Fidelity International Small Cap Opportunities Fund (a)	4,984,944	77,565,736
Fidelity Japan Fund (a)	1,118,557	14,194,486
Fidelity Japan Smaller Companies Fund (a)	4,139,288	63,993,390
Fidelity Nordic Fund (a)	741,379	35,956,875
Fidelity Overseas Fund (a)	9,420,037	396,960,342
Fidelity Pacific Basin Fund (a)	1,181,591	34,951,475

TOTAL INTERNATIONAL EQUITY FUNDS		1,256,568,078

TOTAL EQUITY FUNDS
(Cost $3,332,900,275)		4,196,710,431

Fixed-Income Funds - 33.9%
Fixed-Income Funds - 33.9%
Fidelity Floating Rate High Income Fund (a)	12,691,746	121,333,096
Fidelity Focused High Income Fund (a)	106,072	901,616
Fidelity High Income Fund (a)	787,095	6,831,986
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	13,468,489	135,627,683
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	2,253,166	32,468,124
Fidelity New Markets Income Fund (a)	2,318,581	37,885,613
Fidelity Real Estate Income Fund (a)	1,173,175	14,207,145
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	161,773,932	1,931,580,751

TOTAL FIXED-INCOME FUNDS

(Cost $2,176,459,237)		2,280,836,014

Money Market Funds - 3.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(c)
(Cost $256,806,493)	256,806,493	256,806,493
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,766,166,005)		6,734,352,938
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,190,288)
NET ASSETS - 100%		$6,733,162,650

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$176,093	$903	$--	$853	$--
Fidelity 500 Index Fund Premium Class	--	896	--	896	189,799
Fidelity Air Transportation Portfolio	13,725,321	--	13,253,510	--	--
Fidelity Automotive Portfolio	7,805,525	--	6,352,292	--	--
Fidelity Banking Portfolio	149,055,336	2,241,127	16,841,846	--	133,023,572
Fidelity Blue Chip Growth Fund	64,553,577	81,252	58,405,567	--	--
Fidelity Blue Chip Value Fund	37,254,283	6,633,758	33,913,786	89,839	11,791,752
Fidelity Brokerage and Investment Management Portfolio	7,759,106	--	6,572,086	--	--
Fidelity Chemicals Portfolio	58,369,909	62,523,359	17,389,135	--	108,440,250
Fidelity China Region Fund	5,030,513	--	4,412,414	--	--
Fidelity Computers Portfolio	26,302,858	24,409	24,127,225	23,792	1,529,413
Fidelity Construction and Housing Portfolio	61,113,323	6,419,165	19,303,983	--	49,300,484
Fidelity Consumer Discretionary Portfolio	252,104,622	5,140,992	63,937,117	240,095	201,000,105
Fidelity Consumer Finance Portfolio	3,121,435	51,862	2,500,000	4,561	612,072
Fidelity Consumer Staples Portfolio	231,762,488	55,127,449	67,768,236	425,851	233,898,941
Fidelity Contrafund	79,144,355	7,432,280	84,619,888	9,882	--
Fidelity Defense and Aerospace Portfolio	42,414,711	6,312,824	2,500,000	104,912	49,830,689
Fidelity Diversified International Fund	500,256,086	1,894,331	290,482,103	--	199,273,577
Fidelity Dividend Growth Fund	80,881	729	--	729	84,555
Fidelity Emerging Asia Fund	45,751,359	--	26,642,114	--	21,258,929
Fidelity Emerging Markets Fund	778,337	12,674,795	--	--	13,956,672
Fidelity Energy Portfolio	128,919,047	31,695,114	52,256,429	142,736	138,885,281
Fidelity Energy Service Portfolio	13,352,567	2,928	14,497,421	2,928	--
Fidelity Equity Dividend Income Fund	--	22,260,596	6,773,034	154,244	18,340,409
Fidelity Europe Fund	73,376,220	1,976,946	17,819,814	--	57,045,558
Fidelity Financial Services Portfolio	248,213,518	1,169,502	64,621,589	--	183,680,166
Fidelity Floating Rate High Income Fund	40,963,078	76,995,945	--	2,227,714	121,333,096
Fidelity Focused High Income Fund	745,686	107,615	--	27,922	901,616
Fidelity Global Commodity Stock Fund	126,363	10,977,419	--	--	11,833,639
Fidelity Gold Portfolio	386,492	9,552	--	--	713,870
Fidelity Health Care Portfolio	239,665,518	90,075,638	56,454,104	--	261,387,853
Fidelity Health Care Services Portfolio	26,229,149	5,929,007	15,343,445	--	16,554,299
Fidelity High Income Fund	7,208,765	320,077	1,369,424	320,077	6,831,986
Fidelity Industrial Equipment Portfolio	46,809,163	2,869,768	700,000	--	53,259,780
Fidelity Industrials Portfolio	155,793,541	44,143,225	61,157,482	--	148,694,499
Fidelity Inflation-Protected Bond Index Institutional Premium Class	--	655,180	11,240,360	52,850	135,627,683
Fidelity Inflation-Protected Bond Index Investor Class	104,618,313	36,793,762	4,136,585	423	--
Fidelity Insurance Portfolio	75,120,539	15,348,777	--	178,444	95,663,898
Fidelity International Capital Appreciation Fund	--	45,043,088	--	--	47,494,527
Fidelity International Discovery Fund	130,921,373	15,424,451	58,439,610	--	85,300,897
Fidelity International Index Fund Institutional Class	--	42,890,000	--	--	138,247,308
Fidelity International Index Fund Investor Class	94,928,995	138,653	5,800,000	126,844	--
Fidelity International Real Estate Fund	202,590	7,946	--	2,972	213,938
Fidelity International Small Cap Fund	21,057,050	42,360,356	--	--	70,154,368
Fidelity International Small Cap Opportunities Fund	62,876,817	24,313,230	14,150,000	--	77,565,736
Fidelity International Value Fund	4,129,818	--	3,738,558	--	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	--	482,362,566	225,556,074	556,566	256,806,493
Fidelity Investments Prime Money Market Portfolio Class I 0.40%	166,740,668	44,968	166,785,636	56,878	--
Fidelity IT Services Portfolio	46,481,797	5,582,400	53,156,639	--	--
Fidelity Japan Fund	45,758,125	--	30,647,289	--	14,194,486
Fidelity Japan Smaller Companies Fund	43,595,638	13,192,590	--	--	63,993,390
Fidelity Large Cap Stock Fund	44,795,923	264,584	42,745,120	75,991	1,276,805
Fidelity Leisure Portfolio	6,364,294	--	6,342,681	--	--
Fidelity Long-Term Treasury Bond Index Fund Investor Class	92,788,952	9,213,435	34,928,996	1,160,683	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	639,346	46,173,589	396,529	32,468,124
Fidelity Low-Priced Stock Fund	27,019,263	3,500,000	29,879,446	--	--
Fidelity Magellan Fund	66,668	602	--	81	68,734
Fidelity Materials Portfolio	7,218,422	13,534,549	18,522,566	--	2,487,083
Fidelity Medical Equipment and Systems Portfolio	49,716,300	51,113,906	8,559,906	--	110,042,108
Fidelity Mega Cap Stock Fund	20,272,043	--	20,422,042	--	--
Fidelity Mid Cap Value Fund	12,066,946	1,443,000	12,828,612	--	--
Fidelity Natural Resources Portfolio	--	2,208,268	2,574,413	743	--
Fidelity New Markets Income Fund	23,453,410	13,406,914	1,981,723	1,153,844	37,885,613
Fidelity Nordic Fund	27,570,823	8,391,260	900,000	--	35,956,875
Fidelity OTC Portfolio	12,672,706	228,484	2,729,988	--	10,116,202
Fidelity Overseas Fund	340,043,852	65,690,493	22,352,536	--	396,960,342
Fidelity Pacific Basin Fund	31,099,487	--	--	--	34,951,475
Fidelity Pharmaceuticals Portfolio	65,170,232	--	41,163,185	--	18,008,954
Fidelity Real Estate Income Fund	22,314,496	734,076	10,563,444	599,580	14,207,145
Fidelity Real Estate Investment Portfolio	30,622,375	16,110,171	26,839,850	280,166	23,777,844
Fidelity Retailing Portfolio	50,722,386	4,713,589	6,498,915	3,857	51,275,234
Fidelity Semiconductors Portfolio	34,342,184	47,491,763	6,426,700	24,958	91,367,364
Fidelity Series Commodity Strategy Fund	5,609	27,641,321	--	--	27,709,419
Fidelity Small Cap Growth Fund	247,118	--	--	--	269,451
Fidelity Small Cap Stock Fund	16,712,482	431,976	1,900,000	--	15,778,893
Fidelity Small Cap Value Fund	290,157	19,292	--	745	317,870
Fidelity Software and IT Services Portfolio	87,809,252	78,562,245	10,623,449	36,255	171,077,705
Fidelity Stock Selector All Cap Fund	188,234	--	--	--	202,209
Fidelity Stock Selector Large Cap Value Fund	45,291,854	5,952,421	21,873,809	--	33,256,862
Fidelity Technology Portfolio	359,374,491	61,073,599	21,531,078	--	451,057,944
Fidelity Telecom and Utilities Fund	--	13,193,107	6,042,863	143,107	8,552,635
Fidelity Telecommunications Portfolio	80,289,885	51,121,489	20,732,715	250,697	131,079,791
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	33,280,534	93,463,112	13,019,928	1,931,580,751
Fidelity U.S. Bond Index Fund Investor Class	1,976,256,563	143,723,242	203,400,909	21,622,569	--
Fidelity Utilities Portfolio	29,449,053	60,407,053	25,519,939	68,017	73,703,920
Fidelity Value Discovery Fund	18,519,807	13,810,391	33,253,941	--	--
Total	$6,877,536,215	$1,907,152,540	$2,384,440,322	$43,589,758	$6,734,352,938

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $5,771,422,845. Net unrealized appreciation aggregated $962,930,093, of which $975,602,131 related to appreciated investment securities and $12,672,038 related to depreciated investment securities.

During the period, certain Underlying Funds incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity,” renaming the “Fidelity Advantage Institutional Class” to the “Institutional Premium Class,” renaming the “Fidelity Advantage Class” to the “Premium Class,” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

September 30, 2016

VF70-QTLY-1116
1.837321.110

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 72.3%
	Shares	Value
Domestic Equity Funds - 50.6%
Fidelity 500 Index Fund Premium Class (a)	352	$26,962
Fidelity Banking Portfolio (a)	1,005,289	25,634,879
Fidelity Blue Chip Growth Fund (a)	43,180	3,032,091
Fidelity Blue Chip Value Fund (a)	438,292	7,166,070
Fidelity Chemicals Portfolio (a)	152,918	21,948,362
Fidelity Construction and Housing Portfolio (a)	134,653	7,980,856
Fidelity Consumer Discretionary Portfolio (a)	1,066,406	37,878,737
Fidelity Consumer Staples Portfolio (a)	473,448	45,365,741
Fidelity Contrafund (a)	4,035	411,884
Fidelity Defense and Aerospace Portfolio (a)	76,195	9,373,516
Fidelity Energy Portfolio (a)	586,328	25,892,259
Fidelity Equity Dividend Income Fund (a)	486,881	12,951,022
Fidelity Financial Services Portfolio (a)	302,043	25,688,719
Fidelity Global Commodity Stock Fund (a)	207,247	2,248,631
Fidelity Gold Portfolio (a)	4,521	110,956
Fidelity Health Care Portfolio (a)	252,952	51,070,975
Fidelity Health Care Services Portfolio (a)	41,228	3,441,700
Fidelity Industrial Equipment Portfolio (a)	317,657	12,604,639
Fidelity Industrials Portfolio (a)	898,153	28,067,281
Fidelity Insurance Portfolio (a)	309,918	22,118,882
Fidelity IT Services Portfolio (a)	5,402	225,229
Fidelity Large Cap Stock Fund (a)	68,111	1,911,193
Fidelity Magellan Fund (a)	236	21,559
Fidelity Materials Portfolio (a)	2,197	161,841
Fidelity Medical Equipment and Systems Portfolio (a)	495,773	21,397,567
Fidelity Nasdaq Composite Index Fund (a)	28,520	2,001,564
Fidelity OTC Portfolio (a)	57,436	5,004,417
Fidelity Pharmaceuticals Portfolio (a)	137,363	2,600,282
Fidelity Real Estate Investment Portfolio (a)	117,497	5,140,501
Fidelity Retailing Portfolio (a)	107,435	11,795,296
Fidelity Semiconductors Portfolio (a)	209,493	19,417,865
Fidelity Series Commodity Strategy Fund (a)(b)	843,252	4,460,802
Fidelity Small Cap Stock Fund (a)	247,064	4,424,919
Fidelity Software and IT Services Portfolio (a)	262,696	35,511,267
Fidelity Stock Selector Large Cap Value Fund (a)	798,039	14,165,197
Fidelity Technology Portfolio (a)	614,922	83,075,975
Fidelity Telecom and Utilities Fund (a)	97,539	2,441,391
Fidelity Telecommunications Portfolio (a)	364,786	25,611,592
Fidelity Utilities Portfolio (a)	187,490	13,801,111
Fidelity Value Discovery Fund (a)	119,229	2,891,298

TOTAL DOMESTIC EQUITY FUNDS		599,075,028

International Equity Funds - 21.7%
Fidelity Diversified International Fund (a)	986,232	34,942,216
Fidelity Emerging Asia Fund (a)	74,720	2,563,652
Fidelity Emerging Markets Fund (a)	173,404	4,274,403
Fidelity Europe Fund (a)	470,852	17,181,375
Fidelity International Capital Appreciation Fund (a)	627,497	11,050,215
Fidelity International Discovery Fund (a)	367,918	14,466,544
Fidelity International Index Fund Institutional Class (a)	569,524	20,981,257
Fidelity International Real Estate Fund (a)	1,709	17,395
Fidelity International Small Cap Fund (a)	594,610	14,805,792
Fidelity International Small Cap Opportunities Fund (a)	884,586	13,764,156
Fidelity Japan Fund (a)	195,234	2,477,525
Fidelity Japan Smaller Companies Fund (a)	823,273	12,727,805
Fidelity Nordic Fund (a)	163,978	7,952,956
Fidelity Overseas Fund (a)	2,252,344	94,913,792
Fidelity Pacific Basin Fund (a)	176,311	5,215,268

TOTAL INTERNATIONAL EQUITY FUNDS		257,334,351

TOTAL EQUITY FUNDS
(Cost $727,722,405)		856,409,379

Fixed-Income Funds - 24.4%
Fixed-Income Funds - 24.4%
Fidelity Floating Rate High Income Fund (a)	2,218,107	21,205,106
Fidelity Focused High Income Fund (a)	95,008	807,564
Fidelity High Income Fund (a)	65,746	570,671
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	2,347,792	23,642,267
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	448,968	6,469,625
Fidelity New Markets Income Fund (a)	419,071	6,847,628
Fidelity Real Estate Income Fund (a)	146,044	1,768,598
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	19,047,187	227,423,408
TOTAL FIXED-INCOME FUNDS
(Cost $272,590,145)		288,734,867

Money Market Funds - 3.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(c)
(Cost $39,874,678)	39,874,678	39,874,678
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,040,187,228)		1,185,018,924
NET OTHER ASSETS (LIABILITIES) - 0.0%		(201,141)
NET ASSETS - 100%		$1,184,817,783

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$25,015	$128	$--	$121	$--
Fidelity 500 Index Fund Premium Class	--	127	--	127	26,962
Fidelity Air Transportation Portfolio	1,752,055	--	1,747,348	--	--
Fidelity Banking Portfolio	30,443,354	1,185,635	5,366,352	--	25,634,879
Fidelity Blue Chip Growth Fund	22,535,638	83,226	18,313,863	4,040	3,032,091
Fidelity Blue Chip Value Fund	14,812,968	2,709,976	10,763,509	44,289	7,166,070
Fidelity Brokerage and Investment Management Portfolio	1,069,066	--	882,931	--	--
Fidelity Chemicals Portfolio	7,516,222	13,680,971	392,490	--	21,948,362
Fidelity China Region Fund	625,046	--	551,636	--	--
Fidelity Computers Portfolio	4,211,545	3,520	4,037,277	3,433	--
Fidelity Construction and Housing Portfolio	12,904,758	2,336,085	7,219,677	--	7,980,856
Fidelity Consumer Discretionary Portfolio	41,490,727	3,942,700	8,811,236	38,703	37,878,737
Fidelity Consumer Staples Portfolio	41,175,715	13,344,619	11,823,608	76,534	45,365,741
Fidelity Contrafund	18,148,209	2,070,467	19,602,696	2,161	411,884
Fidelity Defense and Aerospace Portfolio	7,241,652	2,336,305	900,000	19,471	9,373,516
Fidelity Diversified International Fund	74,489,316	1,131,191	38,432,259	--	34,942,216
Fidelity Dividend Growth Fund	16,682	--	16,946	--	--
Fidelity Emerging Asia Fund	6,362,876	--	4,002,603	--	2,563,652
Fidelity Emerging Markets Fund	1,503,073	2,473,311	--	--	4,274,403
Fidelity Energy Portfolio	21,952,494	9,028,795	10,345,295	24,138	25,892,259
Fidelity Energy Service Portfolio	2,443,375	536	2,618,397	1,522	--
Fidelity Equity Dividend Income Fund	--	12,244,392	--	45,243	12,951,022
Fidelity Europe Fund	23,979,545	952,821	7,318,276	--	17,181,375
Fidelity Financial Services Portfolio	36,171,417	1,348,532	11,570,858	--	25,688,719
Fidelity Floating Rate High Income Fund	6,151,835	14,508,828	18,152	373,022	21,205,106
Fidelity Focused High Income Fund	687,400	75,814	--	25,545	807,564
Fidelity Global Commodity Stock Fund	--	2,134,940	--	--	2,248,631
Fidelity Gold Portfolio	58,879	3,342	--	--	110,956
Fidelity Health Care Portfolio	39,143,901	22,279,049	8,389,973	--	51,070,975
Fidelity Health Care Services Portfolio	7,487,609	663,887	4,603,028	--	3,441,700
Fidelity High Income Fund	501,125	22,359	--	22,359	570,671
Fidelity Industrial Equipment Portfolio	7,308,805	4,359,264	--	--	12,604,639
Fidelity Industrials Portfolio	28,925,716	9,211,785	11,730,947	--	28,067,281
Fidelity Inflation-Protected Bond Index Fund Institutional Class	--	219,672	1,208,675	8,275	23,642,267
Fidelity Inflation-Protected Bond Index Fund Investor Class	16,900,858	6,698,784	444,404	69	--
Fidelity Insurance Portfolio	13,370,609	7,795,763	318,117	41,404	22,118,882
Fidelity International Capital Appreciation Fund	493,228	10,481,846	458,485	--	11,050,215
Fidelity International Discovery Fund	23,797,296	4,124,095	12,998,518	--	14,466,544
Fidelity International Index Fund Institutional Class	--	7,090,000	--	--	20,981,257
Fidelity International Index Fund Investor Class	13,813,833	25,622	900,000	17,895	--
Fidelity International Real Estate Fund	16,472	646	--	242	17,395
Fidelity International Small Cap Fund	5,315,824	7,979,106	--	--	14,805,792
Fidelity International Small Cap Opportunities Fund	10,761,880	4,905,287	2,800,000	--	13,764,156
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	--	80,780,146	40,905,468	90,540	39,874,678
Fidelity Investments Prime Money Market Portfolio Class I 0.40%	26,701,665	7,864	26,709,529	9,232	--
Fidelity IT Services Portfolio	7,782,314	1,178,894	8,927,580	--	225,229
Fidelity Japan Fund	9,315,436	--	6,587,921	--	2,477,525
Fidelity Japan Smaller Companies Fund	8,921,108	2,429,590	--	--	12,727,805
Fidelity Large Cap Stock Fund	6,243,589	29,476	4,388,962	9,647	1,911,193
Fidelity Long-Term Treasury Bond Index Fund Investor Class	15,935,008	1,251,697	6,179,205	196,258	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	127,750	6,487,130	68,705	6,469,625
Fidelity Low-Priced Stock Fund	10,499,657	901,694	11,368,187	--	--
Fidelity Magellan Fund	20,911	189	--	26	21,559
Fidelity Materials Portfolio	2,713,126	1,940,389	4,292,900	--	161,841
Fidelity Medical Equipment and Systems Portfolio	11,667,533	6,489,488	36,533	--	21,397,567
Fidelity Mega Cap Stock Fund	2,976,491	--	3,034,872	--	--
Fidelity Mid Cap Value Fund	10,343,099	--	10,091,977	--	--
Fidelity Nasdaq Composite Index Fund	1,868,971	1,254	--	--	2,001,564
Fidelity New Markets Income Fund	3,909,162	2,872,685	422,572	192,136	6,847,628
Fidelity Nordic Fund	--	7,462,246	--	--	7,952,956
Fidelity OTC Portfolio	431,553	4,732,049	372,675	--	5,004,417
Fidelity Overseas Fund	79,650,717	14,040,773	1,655,770	--	94,913,792
Fidelity Pacific Basin Fund	4,640,495	--	--	--	5,215,268
Fidelity Pharmaceuticals Portfolio	7,221,097	--	3,951,312	--	2,600,282
Fidelity Real Estate Income Fund	3,608,742	117,841	2,229,994	96,385	1,768,598
Fidelity Real Estate Investment Portfolio	4,981,409	2,941,620	3,388,245	50,299	5,140,501
Fidelity Retailing Portfolio	9,798,609	2,630,230	1,167,655	745	11,795,296
Fidelity Semiconductors Portfolio	5,055,291	11,369,703	354,203	4,209	19,417,865
Fidelity Series Commodity Strategy Fund	5,316	4,438,785	--	--	4,460,802
Fidelity Small Cap Stock Fund	4,337,477	144,191	200,000	--	4,424,919
Fidelity Software and IT Services Portfolio	15,506,370	16,935,009	18,151	6,542	35,511,267
Fidelity Stock Selector Large Cap Value Fund	11,693,249	2,052,135	789,877	--	14,165,197
Fidelity Technology Portfolio	62,477,056	14,597,614	3,278,881	--	83,075,975
Fidelity Telecom and Utilities Fund	--	2,190,291	--	23,917	2,441,391
Fidelity Telecommunications Portfolio	15,023,040	10,230,156	3,563,097	47,662	25,611,592
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	8,455,344	4,116,844	1,495,628	227,423,408
Fidelity U.S. Bond Index Fund Investor Class	209,026,186	31,027,857	25,003,291	2,298,250	--
Fidelity Utilities Portfolio	3,719,984	12,851,103	4,392,645	12,037	13,801,111
Fidelity Value Discovery Fund	7,308,562	2,816,976	7,675,585	17,053	2,891,298
Total	$1,108,989,241	$418,498,465	$400,178,617	$5,367,864	$1,185,018,924

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $1,041,084,132. Net unrealized appreciation aggregated $143,934,792, of which $147,172,292 related to appreciated investment securities and $3,237,500 related to depreciated investment securities.

During the period, certain Underlying Funds incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity,” renaming the “Fidelity Advantage Institutional Class” to the “Institutional Premium Class,” renaming the “Fidelity Advantage Class” to the “Premium Class,” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

September 30, 2016

VF85-QTLY-1116
1.837323.110

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 87.1%
	Shares	Value
Domestic Equity Funds - 61.3%
Fidelity Banking Portfolio (a)	418,049	$10,660,243
Fidelity Chemicals Portfolio (a)	70,117	10,063,855
Fidelity Construction and Housing Portfolio(a)	36,876	2,185,617
Fidelity Consumer Discretionary Portfolio (a)	560,734	19,917,283
Fidelity Consumer Staples Portfolio (a)	210,467	20,166,926
Fidelity Defense and Aerospace Portfolio (a)	27,999	3,444,493
Fidelity Dividend Growth Fund (a)	292	9,153
Fidelity Energy Portfolio (a)	271,392	11,984,655
Fidelity Equity Dividend Income Fund (a)	160,777	4,276,680
Fidelity Financial Services Portfolio (a)	151,313	12,869,146
Fidelity Global Commodity Stock Fund (a)	76,568	830,765
Fidelity Gold Portfolio (a)	3,790	93,018
Fidelity Health Care Portfolio (a)	112,088	22,630,618
Fidelity Health Care Services Portfolio (a)	15,920	1,328,973
Fidelity Industrial Equipment Portfolio (a)	164,086	6,510,930
Fidelity Industrials Portfolio (a)	409,433	12,794,771
Fidelity Insurance Portfolio (a)	154,736	11,043,488
Fidelity IT Services Portfolio (a)	1,809	75,420
Fidelity Low-Priced Stock Fund (a)	431	20,998
Fidelity Magellan Fund (a)	163	14,871
Fidelity Materials Portfolio (a)	480	35,342
Fidelity Medical Equipment and Systems Portfolio (a)	260,099	11,225,875
Fidelity OTC Portfolio (a)	12,602	1,097,996
Fidelity Pharmaceuticals Portfolio (a)	28,643	542,216
Fidelity Real Estate Investment Portfolio (a)	40,022	1,750,973
Fidelity Retailing Portfolio (a)	29,808	3,272,590
Fidelity Semiconductors Portfolio (a)	74,977	6,949,613
Fidelity Series Commodity Strategy Fund (a)(b)	309,860	1,639,157
Fidelity Small Cap Stock Fund (a)	91,488	1,638,558
Fidelity Software and IT Services Portfolio (a)	119,890	16,206,672
Fidelity Stock Selector Large Cap Value Fund (a)	271,204	4,813,875
Fidelity Technology Portfolio (a)	297,388	40,177,141
Fidelity Telecom and Utilities Fund (a)	8,750	219,020
Fidelity Telecommunications Portfolio (a)	167,039	11,727,791
Fidelity Utilities Portfolio (a)	89,388	6,579,882
Fidelity Value Discovery Fund (a)	6,403	155,270

TOTAL DOMESTIC EQUITY FUNDS		258,953,874

International Equity Funds - 25.8%
Fidelity Diversified International Fund (a)	272,246	9,645,681
Fidelity Emerging Asia Fund (a)	41,205	1,413,738
Fidelity Emerging Markets Fund (a)	86,065	2,121,512
Fidelity Europe Fund (a)	175,611	6,408,057
Fidelity International Capital Appreciation Fund (a)	388,283	6,837,668
Fidelity International Discovery Fund (a)	131,186	5,158,237
Fidelity International Index Fund Premium Class (a)	145,248	5,350,925
Fidelity International Real Estate Fund (a)	1,557	15,853
Fidelity International Small Cap Fund (a)	302,897	7,542,135
Fidelity International Small Cap Opportunities Fund (a)	367,258	5,714,541
Fidelity Japan Fund (a)	43,614	553,457
Fidelity Japan Smaller Companies Fund (a)	400,457	6,191,072
Fidelity Nordic Fund (a)	68,302	3,312,628
Fidelity Overseas Fund (a)	1,134,820	47,821,308
Fidelity Pacific Basin Fund (a)	29,698	878,478

TOTAL INTERNATIONAL EQUITY FUNDS		108,965,290

TOTAL EQUITY FUNDS
(Cost $316,538,096)		367,919,164

Fixed-Income Funds - 12.6%
Fixed-Income Funds - 12.6%
Fidelity Floating Rate High Income Fund (a)	901,574	8,619,043
Fidelity Focused High Income Fund (a)	13,628	115,834
Fidelity High Income Fund (a)	21,950	190,528
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	833,066	8,388,979
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	481,566	6,939,363
Fidelity New Markets Income Fund (a)	156,342	2,554,630
Fidelity Real Estate Income Fund (a)	52,188	631,994
Fidelity U.S. Bond Index Fund Institutional Class (a)	2,147,747	25,644,095
TOTAL FIXED-INCOME FUNDS
(Cost $50,054,226)		53,084,466

Money Market Funds - 0.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(c)
(Cost $1,285,749)	1,285,749	1,285,749
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $367,878,071)		422,289,379
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72,935)
NET ASSETS - 100%		$422,216,444

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$449,765	$--	$453,953	$--	$--
Fidelity Banking Portfolio	12,776,813	1,362,012	3,110,039	--	10,660,243
Fidelity Blue Chip Growth Fund	4,139,959	43,071	3,828,294	--	--
Fidelity Blue Chip Value Fund	5,393,876	638,490	6,121,174	--	--
Fidelity Brokerage and Investment Management Portfolio	229,318	--	194,545	--	--
Fidelity Chemicals Portfolio	3,545,242	6,809,229	892,468	--	10,063,855
Fidelity China Region Fund	760,714	--	667,209	--	--
Fidelity Computers Portfolio	1,534,138	1,370	1,453,644	1,336	--
Fidelity Construction and Housing Portfolio	4,797,593	893,086	3,583,332	--	2,185,617
Fidelity Consumer Discretionary Portfolio	22,042,447	1,955,959	4,807,709	21,590	19,917,283
Fidelity Consumer Staples Portfolio	19,418,724	6,097,213	6,547,347	34,828	20,166,926
Fidelity Contrafund	7,948,208	1,819,226	9,373,742	921	--
Fidelity Defense and Aerospace Portfolio	4,132,524	52,184	974,153	7,507	3,444,493
Fidelity Diversified International Fund	32,797,891	337,629	22,050,481	--	9,645,681
Fidelity Dividend Growth Fund	8,755	79	--	79	9,153
Fidelity Emerging Asia Fund	2,833,826	--	1,581,316	--	1,413,738
Fidelity Emerging Markets Fund	257,020	1,708,254	--	--	2,121,512
Fidelity Energy Portfolio	10,815,474	3,216,753	4,571,044	11,929	11,984,655
Fidelity Energy Service Portfolio	865,797	99	861,843	99	--
Fidelity Equity Dividend Income Fund	--	5,340,712	1,607,830	37,901	4,276,680
Fidelity Europe Fund	10,091,642	383,492	3,763,991	--	6,408,057
Fidelity Financial Services Portfolio	19,445,527	797,957	7,068,994	--	12,869,146
Fidelity Floating Rate High Income Fund	7,814	8,474,211	45,025	125,699	8,619,043
Fidelity Focused High Income Fund	86,370	23,662	--	3,347	115,834
Fidelity Global Commodity Stock Fund	16,779	765,571	--	--	830,765
Fidelity Gold Portfolio	49,305	2,887	--	--	93,018
Fidelity Growth Company Fund	35,734	93	33,185	--	--
Fidelity Health Care Portfolio	17,551,447	10,664,659	4,668,686	--	22,630,618
Fidelity Health Care Services Portfolio	3,800,272	355,275	2,777,763	--	1,328,973
Fidelity High Income Fund	167,309	7,465	--	7,465	190,528
Fidelity Industrial Equipment Portfolio	2,999,410	3,024,883	--	--	6,510,930
Fidelity Industrials Portfolio	14,005,735	3,430,522	5,395,018	--	12,794,771
Fidelity Inflation-Protected Bond Index Fund Institutional Class	--	147,548	1,460,171	2,955	8,388,979
Fidelity Inflation-Protected Bond Index Fund Investor Class	8,642,595	916,592	478,342	33	--
Fidelity Insurance Portfolio	6,588,736	3,794,386	--	20,154	11,043,488
Fidelity International Capital Appreciation Fund	--	6,567,119	--	--	6,837,668
Fidelity International Discovery Fund	9,802,990	3,550,218	8,119,287	--	5,158,237
Fidelity International Index Fund Investor Class	1,908,175	4,416	240,000	2,300	--
Fidelity International Index Fund Premium Class	--	3,429,826	--	--	5,350,925
Fidelity International Real Estate Fund	15,012	589	--	220	15,853
Fidelity International Small Cap Fund	2,049,941	4,638,853	--	--	7,542,135
Fidelity International Small Cap Opportunities Fund	4,852,571	1,903,980	1,441,332	--	5,714,541
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	--	21,617,438	20,331,689	9,871	1,285,749
Fidelity Investments Prime Money Market Portfolio Class I 0.40%	24,355	7	24,362	9	--
Fidelity IT Services Portfolio	2,968,370	555,098	3,506,774	--	75,420
Fidelity Japan Fund	4,487,992	--	3,694,147	--	553,457
Fidelity Japan Smaller Companies Fund	4,089,540	1,419,090	--	--	6,191,072
Fidelity Large Cap Stock Fund	1,817,995	--	1,790,622	--	--
Fidelity Leisure Portfolio	137,510	--	138,573	--	--
Fidelity Long-Term Treasury Bond Index Fund Investor Class	9,042,749	1,628,642	3,344,001	118,742	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	879,928	2,351,143	54,220	6,939,363
Fidelity Low-Priced Stock Fund	2,686,768	1,087,943	3,727,761	118	20,998
Fidelity Magellan Fund	14,424	130	--	17	14,871
Fidelity Materials Portfolio	1,744,807	709,875	2,272,784	--	35,342
Fidelity Medical Equipment and Systems Portfolio	5,011,560	4,812,021	458,684	--	11,225,875
Fidelity Mega Cap Stock Fund	421,394	--	421,164	--	--
Fidelity Mid Cap Value Fund	3,746,332	--	3,623,505	--	--
Fidelity Nasdaq Composite Index Fund	61,944	42	58,663	--	--
Fidelity New Markets Income Fund	2,018,742	745,561	412,381	80,393	2,554,630
Fidelity Nordic Fund	--	3,108,818	--	--	3,312,628
Fidelity OTC Portfolio	641,427	571,904	134,930	--	1,097,996
Fidelity Overseas Fund	40,619,533	8,360,018	2,549,722	--	47,821,308
Fidelity Pacific Basin Fund	781,661	--	--	--	878,478
Fidelity Pharmaceuticals Portfolio	5,060,594	--	4,001,260	--	542,216
Fidelity Real Estate Income Fund	1,512,394	48,220	1,048,052	39,620	631,994
Fidelity Real Estate Investment Portfolio	1,633,071	1,515,840	1,602,631	15,206	1,750,973
Fidelity Retailing Portfolio	3,228,576	850,789	926,379	232	3,272,590
Fidelity Semiconductors Portfolio	1,870,180	4,179,399	342,620	1,650	6,949,613
Fidelity Series Commodity Strategy Fund	5,316	1,627,881	--	--	1,639,157
Fidelity Small Cap Stock Fund	1,907,435	65,662	395,997	--	1,638,558
Fidelity Software and IT Services Portfolio	7,990,086	6,921,838	137,438	3,266	16,206,672
Fidelity Stock Selector Large Cap Value Fund	6,806,289	2,616,512	5,250,853	--	4,813,875
Fidelity Technology Portfolio	32,051,942	5,678,903	2,211,536	--	40,177,141
Fidelity Telecom and Utilities Fund	--	195,279	--	2,146	219,020
Fidelity Telecommunications Portfolio	6,734,945	5,406,880	2,185,246	21,494	11,727,791
Fidelity U.S. Bond Index Fund Institutional Class	--	3,204,136	2,737,096	174,104	25,644,095
Fidelity U.S. Bond Index Fund Investor Class	20,232,915	13,120,257	8,970,911	230,030	--
Fidelity Utilities Portfolio	2,043,648	6,150,505	2,370,937	5,737	6,579,882
Fidelity Value Discovery Fund	1,231,582	517,146	1,667,701	885	155,270
Total	$409,491,524	$180,755,332	$190,861,479	$1,036,103	$422,289,379

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $368,298,772. Net unrealized appreciation aggregated $53,990,607, of which $55,066,688 related to appreciated investment securities and $1,076,081 related to depreciated investment securities.

During the period, certain Underlying Funds incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity,” renaming the “Fidelity Advantage Institutional Class” to the “Institutional Premium Class,” renaming the “Fidelity Advantage Class” to the “Premium Class,” or renaming “Fidelity Institutional Money Market” to “Fidelity Investments Money Market.” The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

September 30, 2016

VIPMM-QTLY-1116
1.807728.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 14.2%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 14.2%
U.S. Treasury Bills
10/20/16 to 3/9/17	0.31 to 0.47 (b)%	$301,000,000	$300,760,494
U.S. Treasury Notes
10/31/16 to 1/31/17	0.33 to 0.45	244,000,000	244,746,748
TOTAL U.S. TREASURY DEBT
(Cost $545,507,242)			545,507,242

U.S. Government Agency Debt - 66.3%
Federal Agencies - 66.3%
Fannie Mae
11/15/16 to 1/11/18	0.35 to 0.63 (c)	96,900,000	96,852,292
Federal Farm Credit Bank
10/3/16 to 11/13/17	0.50 to 0.72 (c)	131,000,000	130,997,992
Federal Home Loan Bank
10/3/16 to 9/26/18	0.29 to 0.78 (c)(d)	2,155,935,000	2,155,447,533
Freddie Mac
10/14/16 to 1/12/18	0.32 to 0.78 (c)	158,921,000	158,903,490
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,542,201,307)			2,542,201,307

U.S. Government Agency Repurchase Agreement - 10.7%
	Maturity Amount	Value
In a joint trading account at 0.52% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations) #	$186,319,079	$186,311,000
With:
BNP Paribas, S.A. at 0.38%, dated 9/7/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $3,062,925, 0.00% - 7.50%, 7/28/17 - 4/01/46)	3,001,932	3,000,000
Citibank NA at:
0.4%, dated 9/27/16 due 10/4/16 (Collateralized by U.S. Treasury Obligations valued at $3,061,275, 0.13% - 7.13%, 4/15/17 - 2/15/29)	3,000,233	3,000,000
0.42%, dated 9/27/16 due 10/4/16 (Collateralized by U.S. Treasury Obligations valued at $18,392,796, 0.13% - 7.50%, 10/14/16 - 11/30/20)	18,001,470	18,000,000
Deutsche Bank Securities, Inc. at 0.57%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $5,100,295,1.63%, 2/15/26)	5,000,238	5,000,000
ING Financial Markets LLC at:
0.38%, dated 8/3/16 due 10/3/16 (Collateralized by U.S. Government Obligations valued at $2,041,784, 2.00%, 11/20/40)	2,001,288	2,000,000
0.4%, dated 8/26/16 due 11/1/16 (Collateralized by U.S. Government Obligations valued at $3,062,623, 2.00%, 8/20/44)	3,002,233	3,000,000
0.41%, dated:
8/23/16 due 11/4/16
(Collateralized by U.S. Government Obligations valued at $7,144,145, 4.00%, 8/01/26)	7,007,175	7,000,000
(Collateralized by U.S. Government Obligations valued at $5,102,893, 5.00%, 3/01/40)	5,005,125	5,000,000
8/24/16 due 11/4/16 :
(Collateralized by U.S. Government Obligations valued at $8,163,741, 3.50% - 4.00%, 8/01/26 - 12/1/42)	8,008,200	8,000,000
(Collateralized by U.S. Government Obligations valued at $7,144,145, 4.00%, 8/01/26)	7,007,255	7,000,000
8/30/16 due 11/4/16 (Collateralized by U.S. Government Obligations valued at $7,142,918, 4.00%, 8/01/26)	7,007,175	7,000,000
9/1/16 due 11/4/16 (Collateralized by U.S. Government Obligations valued at $8,165,001, 3.50%, 12/01/42)	8,008,291	8,000,000
9/7/16 due 11/4/16 (Collateralized by U.S. Government Obligations valued at $7,142,918, 4.00%, 8/01/26)	7,007,175	7,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 8/17/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $20,409,588, 2.17%, 10/01/43)	20,012,200	20,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.39%, dated:
9/6/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $4,081,193, 2.00% - 4.00%, 12/01/25 - 10/01/46)	4,002,687	4,000,000
9/7/16 due 11/8/16 (Collateralized by U.S. Government Obligations valued at $5,101,437, 2.00% - 4.00%, 3/01/38 - 10/01/46)	5,003,358	5,000,000
9/8/16 due:
11/10/16 (Collateralized by U.S. Government Obligations valued at $6,121,658, 2.24% - 3.79%, 7/01/38 - 6/01/44)	6,004,095	6,000,000
11/15/16 (Collateralized by U.S. Government Obligations valued at $5,101,381, 2.52% - 4.86%, 9/01/19 - 9/01/46)	5,003,683	5,000,000
9/13/16 due 11/16/16 (Collateralized by U.S. Government Obligations valued at $3,060,663, 2.00% - 2.87%, 10/01/37 - 6/01/45)	3,002,080	3,000,000
9/22/16 due 11/21/16 (Collateralized by U.S. Government Obligations valued at $5,100,608, 2.11% - 4.00%, 3/01/37 - 11/01/44)	5,003,250	5,000,000
9/26/16 due 11/22/16 (Collateralized by U.S. Government Obligations valued at $7,140,542, 2.00% - 4.00%, 6/01/36 - 10/01/46)	7,004,323	7,000,000
9/28/16 due 11/28/16 (Collateralized by U.S. Government Obligations valued at $5,100,276, 2.00% - 3.45%, 7/01/38 - 3/01/46)	5,003,304	5,000,000
0.44%, dated 9/20/16 due 12/19/16 (Collateralized by U.S. Government Obligations valued at $3,060,486, 2.00% - 2.69%, 9/01/42 - 6/01/45)	3,003,300	3,000,000
Mizuho Securities U.S.A., Inc. at 0.5%, dated 8/8/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $7,215,608, 2.50%, 1/15/40)	7,008,847	7,000,000
RBC Capital Markets Corp. at:
0.35%, dated 8/3/16 due 10/3/16 (Collateralized by U.S. Government Obligations valued at $7,144,274, 2.31% - 4.00%, 11/01/34 - 9/01/46)	7,004,151	7,000,000
0.36%, dated:
8/30/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $3,061,041, 3.00% - 4.00%, 6/01/42 - 9/01/46)	3,001,650	3,000,000
9/6/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $5,102,777, 1.50% - 5.50%, 9/01/33 - 9/01/46)	5,003,150	5,000,000
0.37%, dated:
9/13/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $4,080,839, 2.53% - 5.50%, 9/01/33 - 9/01/46)	4,002,384	4,000,000
9/15/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $3,060,566, 2.36% - 6.00%, 9/01/28 - 7/01/46)	3,001,850	3,000,000
9/16/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $5,100,966, 2.31% - 4.87%, 9/01/33 - 7/01/46)	5,003,083	5,000,000
9/19/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $3,060,440, 2.36% - 5.00%, 12/01/26 - 9/01/46)	3,001,850	3,000,000
9/20/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $3,060,430, 1.88% - 5.00%, 2/25/18 - 10/01/46)	3,001,912	3,000,000
Wells Fargo Securities, LLC at:
0.41%, dated 9/9/16 due 11/8/16 (Collateralized by U.S. Government Obligations valued at $3,090,845, 3.00%, 8/15/42)	3,002,050	3,000,000
0.42%, dated 9/7/16 due 12/6/16 (Collateralized by U.S. Government Obligations valued at $13,394,062, 3.50% - 3.75%, 8/15/25 - 1/25/44)	13,013,650	13,000,000
0.43%, dated 9/27/16 due 10/4/16 (Collateralized by U.S. Government Obligations valued at $18,541,329, 3.50%, 6/15/50)	18,001,505	18,000,000
0.48%, dated 9/29/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $3,090,166, 3.00%, 8/15/42)	3,000,280	3,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $409,311,000)		409,311,000

U.S. Treasury Repurchase Agreement - 8.7%
With:
Barclays Capital, Inc. at 0.47%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $8,160,364, 0.00% - 1.25%, 3/16/17 - 1/31/20)	8,000,313	8,000,000
BMO Harris Bank NA at 0.31%, dated 9/26/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $8,256,093, 2.00%, 2/15/25)	8,002,067	8,000,000
BNP Paribas, S.A. at:
0.36%, dated:
8/15/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $10,206,911, 0.00% - 7.13%, 11/10/16 - 8/15/39)	10,009,100	10,000,000
9/22/16 due 11/21/16 (Collateralized by U.S. Treasury Obligations valued at $11,221,291, 0.00% - 4.38%, 11/10/16 - 5/15/41)	11,006,600	11,000,000
0.37%, dated:
8/26/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $23,469,313, 0.63% - 8.13%, 10/15/16 - 8/15/41)	23,020,566	23,000,000
8/29/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $35,712,854, 0.00% - 6.00%, 11/10/16 - 11/15/39)	35,030,576	35,000,000
9/7/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $12,291,554, 0.00% - 4.38%, 11/10/16 - 5/15/44)	12,007,523	12,000,000
0.4%, dated 9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $29,805,140, 0.00% - 3.88%, 10/13/16 - 8/15/40)	29,029,000	29,000,000
Deutsche Bank Securities, Inc. at:
0.43%, dated 9/29/16 due 10/6/16 (Collateralized by U.S. Treasury Obligations valued at $8,160,472, 1.63%, 2/15/26)	8,000,669	8,000,000
0.55%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $9,180,430, 1.63%, 2/15/26)	9,000,413	9,000,000
Mizuho Securities U.S.A., Inc. at 0.53%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $10,238,003, 1.75%, 12/31/20)	10,000,442	10,000,000
Nomura Securities International, Inc. at:
0.43%, dated 9/27/16 due 10/4/16 (Collateralized by U.S. Treasury Obligations valued at $58,648,617, 2.00%, 10/31/21)	57,004,766	57,000,000
0.5%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $19,451,499, 1.50%, 2/28/23)	19,000,792	19,000,000
RBC Capital Markets Corp. at 0.34%, dated:
9/6/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,081,113, 1.50% - 7.50%, 11/15/16 - 8/31/19)	4,002,342	4,000,000
9/28/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $5,100,308, 1.50% - 1.63%, 8/31/18 - 8/31/19)	5,002,928	5,000,000
Royal Bank of Canada at:
0.35%, dated 9/26/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $5,117,434, 1.13%, 2/28/21)	5,000,340	5,000,000
0.42%, dated:
9/27/16 due 10/4/16 (Collateralized by U.S. Treasury Obligations valued at $14,276,713, 0.75% - 2.25%, 9/30/18 - 3/31/21)	14,001,143	14,000,000
9/28/16 due 10/5/16 (Collateralized by U.S. Treasury Obligations valued at $23,461,278, 0.75% - 2.00%, 9/30/18 - 2/28/21)	23,001,878	23,000,000
0.43%, dated:
9/29/16 due 10/6/16 (Collateralized by U.S. Treasury Obligations valued at $7,196,324, 1.88%, 10/31/17)	7,000,585	7,000,000
9/30/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,090,886, 1.50%, 1/31/22)	4,000,334	4,000,000
0.54%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $23,510,258, 1.13%, 7/31/21)	23,001,035	23,000,000
Wells Fargo Securities, LLC at 0.41%, dated:
9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $4,081,443, 1.38%, 6/30/23)	4,004,100	4,000,000
9/7/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $5,101,558, 0.88%, 5/15/17)	5,005,125	5,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $333,000,000)		333,000,000
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,830,019,549)		3,830,019,549
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,050,230
NET ASSETS - 100%		$3,835,069,779

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $10,993,039 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $11,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$186,311,000 due 10/03/16 at 0.52%
BNP Paribas, S.A.	$6,993,068
BNY Mellon Capital Markets LLC	3,800,580
Bank of America NA	34,483,933
Citibank NA	7,411,132
Credit Agricole CIB New York Branch	4,877,411
HSBC Securities (USA), Inc.	25,837,828
J.P. Morgan Securities, Inc.	26,211,336
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,445,860
Mizuho Securities USA, Inc.	8,538,637
Societe Generale	3,167,150
Wells Fargo Bank, NA	7,284,446
Wells Fargo Securities LLC	54,259,619
$186,311,000

Income Tax Information

At September 30, 2016 the cost for Federal Income Tax Purposes was $3,830,019,549.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

September 30, 2016

VIPIGB-QTLY-1116
1.808780.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.3%
	Principal Amount	Value
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.75% 3/15/23	$8,800,000	$7,480,000
Southwestern Energy Co. 5.8% 1/23/20(a)	3,000,000	2,992,500
The Williams Companies, Inc. 5.75% 6/24/44	1,900,000	1,957,000
		12,429,500
FINANCIALS - 0.0%
Disc-Real Estate Inv Trusts - 0.0%
CommonWealth REIT 5.875% 9/15/20	546,000	606,236
TOTAL NONCONVERTIBLE BONDS
(Cost $12,622,842)		13,035,736

U.S. Government and Government Agency Obligations - 1.8%
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,156,300	11,300,801
U.S. Treasury Obligations - 1.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$22,421,000	$22,085,559
3% 11/15/45	9,573,000	10,957,342
U.S. Treasury Notes 1.625% 5/15/26	25,000,000	25,048,825

TOTAL U.S. TREASURY OBLIGATIONS		58,091,726

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $67,862,118)		69,392,527

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6953% 2/25/37 (a)	$596,745	$550,887
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.8657% 3/25/35 (a)	443,032	408,728
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $525,843)		959,615
	Shares	Value

Fixed-Income Funds - 95.3%
Fidelity Specialized High Income Central Fund (b)	2,404,259	247,422,340
Fidelity VIP Investment Grade Central Fund (b)	32,680,835	3,524,301,236
TOTAL FIXED-INCOME FUNDS
(Cost $3,642,966,515)		3,771,723,576

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.43% (c)
(Cost $104,355,848)	104,352,685	104,383,991
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,828,333,166)		3,959,495,445
NET OTHER ASSETS (LIABILITIES) - 0.0%		751,238
NET ASSETS - 100%		$3,960,246,683

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$196,366
Fidelity Securities Lending Cash Central Fund	1,619
Fidelity Specialized High Income Central Fund	10,734,752
Fidelity VIP Investment Grade Central Fund	106,643,220
Total	$117,575,957

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$270,964,634	$10,734,753	$49,995,417	$247,422,340	29.6%
Fidelity VIP Investment Grade Central Fund	3,219,767,472	266,834,294	90,194,446	3,524,301,236	71.4%
Total	$3,490,732,106	$277,569,047	$140,189,863	$3,771,723,576

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$13,035,736	$--	$13,035,736	$--
U.S. Government and Government Agency Obligations	69,392,527	--	69,392,527	--
Collateralized Mortgage Obligations	959,615	--	959,615	--
Fixed-Income Funds	3,771,723,576	3,771,723,576	--	--
Money Market Funds	104,383,991	104,383,991	--	--
Total Investments in Securities:	$3,959,495,445	$3,876,107,567	$83,387,878	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $3,772,755,877. Net unrealized appreciation aggregated $186,739,568, of which $191,000,358 related to appreciated investment securities and $4,260,790 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

September 30, 2016

VIPIFF2005-QTLY-1116
1.822891.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	24,871	$809,067
VIP Equity-Income Portfolio Investor Class (a)	40,476	851,624
VIP Growth & Income Portfolio Investor Class (a)	51,137	975,188
VIP Growth Portfolio Investor Class (a)	13,764	826,379
VIP Mid Cap Portfolio Investor Class (a)	7,274	235,822
VIP Value Portfolio Investor Class (a)	44,425	625,060
VIP Value Strategies Portfolio Investor Class (a)	20,083	304,254
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,907,555)		4,627,394

International Equity Funds - 13.9%
VIP Emerging Markets Portfolio Investor Class (a)	118,517	1,087,987
VIP Overseas Portfolio Investor Class (a)	81,685	1,552,014
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,444,261)		2,640,001

Bond Funds - 38.7%
VIP High Income Portfolio Investor Class (a)	130,664	725,184
VIP Investment Grade Bond Portfolio Investor Class (a)	501,408	6,633,630
TOTAL BOND FUNDS
(Cost $7,013,568)		7,358,814

Short-Term Funds - 23.1%
VIP Government Money Market Portfolio Investor Class 0.20% (a)(b)
(Cost $4,382,486)	4,382,486	4,382,486
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $17,747,870)		19,008,695
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$19,008,695

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$34,534	$175,782	$306,024	$--	$809,067
VIP Emerging Markets Portfolio Investor Class	334,048	257,643	256,670	--	1,087,987
VIP Equity-Income Portfolio Investor Class	364,438	142,822	349,731	--	851,624
VIP Government Money Market Portfolio Investor Class 0.20%	1,444,116	1,442,691	1,135,251	5,015	4,382,486
VIP Growth & Income Portfolio Investor Class	410,815	197,978	391,793	--	975,188
VIP Growth Portfolio Investor Class	359,571	184,177	290,534	--	826,379
VIP High Income Portfolio Investor Class	269,246	68,638	193,339	--	725,184
VIP Investment Grade Bond Portfolio Investor Class	2,708,209	616,926	2,140,857	4,075	6,633,630
VIP Mid Cap Portfolio Investor Class	98,732	51,571	93,601	--	235,822
VIP Overseas Portfolio Investor Class	508,345	639,119	536,629	--	1,552,014
VIP Value Portfolio Investor Class	263,408	78,924	231,394	--	625,060
VIP Value Strategies Portfolio Investor Class	127,061	52,531	121,608	--	304,254
Total	$7,233,334	$3,908,802	$6,047,431	$9,090	$19,008,695

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $17,801,414. Net unrealized appreciation aggregated $1,207,281, of which $1,345,116 related to appreciated investment securities and $137,835 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

September 30, 2016

VIPIFF2010-QTLY-1116
1.822892.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	101,014	$3,286,000
VIP Equity-Income Portfolio Investor Class (a)	164,448	3,459,981
VIP Growth & Income Portfolio Investor Class (a)	207,543	3,957,844
VIP Growth Portfolio Investor Class (a)	55,882	3,355,129
VIP Mid Cap Portfolio Investor Class (a)	29,532	957,443
VIP Value Portfolio Investor Class (a)	180,535	2,540,125
VIP Value Strategies Portfolio Investor Class (a)	81,693	1,237,645
TOTAL DOMESTIC EQUITY FUNDS
(Cost $16,186,350)		18,794,167

International Equity Funds - 16.8%
VIP Emerging Markets Portfolio Investor Class (a)	441,070	4,049,026
VIP Overseas Portfolio Investor Class (a)	330,210	6,273,994
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,053,845)		10,323,020

Bond Funds - 35.3%
VIP High Income Portfolio Investor Class (a)	422,778	2,346,420
VIP Investment Grade Bond Portfolio Investor Class (a)	1,461,794	19,339,529
TOTAL BOND FUNDS
(Cost $20,750,681)		21,685,949

Short-Term Funds - 17.4%
VIP Government Money Market Portfolio Investor Class 0.20% (a)(b)
(Cost $10,719,499)	10,719,499	10,719,499
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $57,710,375)		61,522,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$61,522,642

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$3,486,556	$595,215	$695,591	$--	$3,286,000
VIP Emerging Markets Portfolio Investor Class	3,218,047	757,151	433,310	--	4,049,026
VIP Equity-Income Portfolio Investor Class	3,679,100	479,863	828,307	--	3,459,981
VIP Government Money Market Portfolio Investor Class 0.20%	8,651,848	3,601,555	1,533,904	11,159	10,719,499
VIP Growth & Income Portfolio Investor Class	4,148,377	664,254	927,625	--	3,957,844
VIP Growth Portfolio Investor Class	3,628,546	629,660	633,467	--	3,355,129
VIP High Income Portfolio Investor Class	2,221,215	179,193	324,892	--	2,346,420
VIP Investment Grade Bond Portfolio Investor Class	20,039,100	1,474,857	3,563,043	10,879	19,339,529
VIP Mid Cap Portfolio Investor Class	997,137	173,928	219,026	--	957,443
VIP Overseas Portfolio Investor Class	5,455,076	1,948,534	1,207,780	--	6,273,994
VIP Value Portfolio Investor Class	2,661,176	257,905	518,338	--	2,540,125
VIP Value Strategies Portfolio Investor Class	1,283,156	177,519	286,074	--	1,237,645
Total	$59,469,334	$10,939,634	$11,171,357	$22,038	$61,522,635

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $57,928,587. Net unrealized appreciation aggregated $3,594,048, of which $4,606,714 related to appreciated investment securities and $1,012,666 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

September 30, 2016

VIPIFF2015-QTLY-1116
1.822893.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	195,249	$6,351,444
VIP Equity-Income Portfolio Investor Class (a)	317,855	6,687,677
VIP Growth & Income Portfolio Investor Class (a)	401,147	7,649,865
VIP Growth Portfolio Investor Class (a)	108,004	6,484,569
VIP Mid Cap Portfolio Investor Class (a)	57,094	1,850,989
VIP Value Portfolio Investor Class (a)	348,959	4,909,852
VIP Value Strategies Portfolio Investor Class (a)	157,924	2,392,546
TOTAL DOMESTIC EQUITY FUNDS
(Cost $30,598,999)		36,326,942

International Equity Funds - 19.5%
VIP Emerging Markets Portfolio Investor Class (a)	776,640	7,129,557
VIP Overseas Portfolio Investor Class (a)	636,194	12,087,680
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,144,552)		19,217,237

Bond Funds - 31.6%
VIP High Income Portfolio Investor Class (a)	676,752	3,755,975
VIP Investment Grade Bond Portfolio Investor Class (a)	2,069,386	27,377,982
TOTAL BOND FUNDS
(Cost $29,845,337)		31,133,957

Short-Term Funds - 12.0%
VIP Government Money Market Portfolio Investor Class 0.20% (a)(b)
(Cost $11,824,922)	11,824,922	11,824,922
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $90,413,810)		98,503,058
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$98,503,058

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$6,613,348	$1,070,896	$1,155,614	$--	$6,351,444
VIP Emerging Markets Portfolio Investor Class	5,703,549	1,200,025	653,790	--	7,129,557
VIP Equity-Income Portfolio Investor Class	6,978,262	864,673	1,409,940	--	6,687,677
VIP Government Money Market Portfolio Investor Class 0.20%	9,032,226	4,625,164	1,832,467	11,810	11,824,922
VIP Growth & Income Portfolio Investor Class	7,867,933	1,193,827	1,562,835	--	7,649,865
VIP Growth Portfolio Investor Class	6,883,498	1,132,624	1,039,147	--	6,484,569
VIP High Income Portfolio Investor Class	3,581,208	279,162	535,998	--	3,755,975
VIP Investment Grade Bond Portfolio Investor Class	28,979,120	1,907,593	5,484,018	15,217	27,377,982
VIP Mid Cap Portfolio Investor Class	1,891,221	314,069	367,277	--	1,850,989
VIP Overseas Portfolio Investor Class	10,750,051	3,238,578	2,027,990	--	12,087,680
VIP Value Portfolio Investor Class	5,047,197	452,920	853,482	--	4,909,852
VIP Value Strategies Portfolio Investor Class	2,433,435	319,420	480,270	--	2,392,546
Total	$95,761,048	$16,598,951	$17,402,828	$27,027	$98,503,058

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $90,844,503. Net unrealized appreciation aggregated $7,658,555, of which $9,016,939 related to appreciated investment securities and $1,358,384 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

September 30, 2016

VIPIFF2020-QTLY-1116
1.822895.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	418,242	$13,605,424
VIP Equity-Income Portfolio Investor Class (a)	680,874	14,325,597
VIP Growth & Income Portfolio Investor Class (a)	859,280	16,386,473
VIP Growth Portfolio Investor Class (a)	231,329	13,889,009
VIP Mid Cap Portfolio Investor Class (a)	122,334	3,966,083
VIP Value Portfolio Investor Class (a)	747,529	10,517,738
VIP Value Strategies Portfolio Investor Class (a)	338,352	5,126,030
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,823,705)		77,816,354

International Equity Funds - 21.3%
VIP Emerging Markets Portfolio Investor Class (a)	1,585,058	14,550,833
VIP Overseas Portfolio Investor Class (a)	1,353,657	25,719,480
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,303,079)		40,270,313

Bond Funds - 29.2%
VIP High Income Portfolio Investor Class (a)	1,299,435	7,211,863
VIP Investment Grade Bond Portfolio Investor Class (a)	3,635,153	48,093,072
TOTAL BOND FUNDS
(Cost $53,311,075)		55,304,935

Short-Term Funds - 8.3%
VIP Government Money Market Portfolio Investor Class 0.20% (a)(b)
(Cost $15,757,336)	15,757,336	15,757,336
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $174,195,195)		189,148,938
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$189,148,938

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$14,348,330	$2,172,603	$2,499,529	$--	$13,605,424
VIP Emerging Markets Portfolio Investor Class	11,930,150	2,307,123	1,466,362	--	14,550,833
VIP Equity-Income Portfolio Investor Class	15,140,056	1,773,467	3,110,450	--	14,325,597
VIP Government Money Market Portfolio Investor Class 0.20%	12,111,836	6,574,162	2,928,662	15,303	15,757,336
VIP Growth & Income Portfolio Investor Class	17,071,374	2,407,336	3,380,832	--	16,386,473
VIP Growth Portfolio Investor Class	14,933,171	2,343,809	2,284,908	--	13,889,009
VIP High Income Portfolio Investor Class	7,016,283	522,141	1,155,657	--	7,211,863
VIP Investment Grade Bond Portfolio Investor Class	50,874,469	3,689,272	9,931,321	--	48,093,072
VIP Mid Cap Portfolio Investor Class	4,103,630	638,289	795,258	26,789	3,966,083
VIP Overseas Portfolio Investor Class	23,676,893	6,370,106	4,534,546	--	25,719,480
VIP Value Portfolio Investor Class	10,951,556	863,546	1,855,258	--	10,517,738
VIP Value Strategies Portfolio Investor Class	5,280,581	635,227	1,041,669	--	5,126,030
Total	$187,438,329	$30,297,081	$34,984,452	$42,092	$189,148,938

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $174,851,763. Net unrealized appreciation aggregated $14,297,175, of which $17,185,283 related to appreciated investment securities and $2,888,108 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

September 30, 2016

VIPIFF2025-QTLY-1116
1.822896.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	394,822	$12,843,563
VIP Equity-Income Portfolio Investor Class (a)	642,750	13,523,464
VIP Growth & Income Portfolio Investor Class (a)	811,172	15,469,051
VIP Growth Portfolio Investor Class (a)	218,384	13,111,758
VIP Mid Cap Portfolio Investor Class (a)	115,473	3,743,650
VIP Value Portfolio Investor Class (a)	705,663	9,928,680
VIP Value Strategies Portfolio Investor Class (a)	319,383	4,838,651
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,697,998)		73,458,817

International Equity Funds - 23.1%
VIP Emerging Markets Portfolio Investor Class (a)	1,439,352	13,213,251
VIP Overseas Portfolio Investor Class (a)	1,277,219	24,267,155
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,890,718)		37,480,406

Bond Funds - 25.9%
VIP High Income Portfolio Investor Class (a)	1,115,431	6,190,643
VIP Investment Grade Bond Portfolio Investor Class (a)	2,704,102	35,775,265
TOTAL BOND FUNDS
(Cost $40,796,256)		41,965,908

Short-Term Funds - 5.8%
VIP Government Money Market Portfolio Investor Class 0.20% (a)(b)
(Cost $9,486,505)	9,486,505	9,486,505
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $146,871,477)		162,391,636
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$162,391,637

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$13,352,251	$2,118,230	$2,283,424	$--	$12,843,563
VIP Emerging Markets Portfolio Investor Class	10,688,200	2,146,764	1,207,002	--	13,213,251
VIP Equity-Income Portfolio Investor Class	14,093,525	1,881,226	2,956,374	--	13,523,464
VIP Government Money Market Portfolio Investor Class 0.20%	5,152,241	5,781,612	1,447,349	8,655	9,486,505
VIP Growth & Income Portfolio Investor Class	15,890,106	2,363,715	3,092,660	--	15,469,051
VIP Growth Portfolio Investor Class	13,904,121	2,324,649	2,154,248	--	13,111,758
VIP High Income Portfolio Investor Class	5,853,178	588,212	949,759	--	6,190,643
VIP Investment Grade Bond Portfolio Investor Class	35,851,441	5,939,912	8,439,425	18,466	35,775,265
VIP Mid Cap Portfolio Investor Class	3,819,714	622,798	726,036	--	3,743,650
VIP Overseas Portfolio Investor Class	22,505,080	5,671,626	4,099,545	--	24,267,155
VIP Value Portfolio Investor Class	10,193,783	904,090	1,686,690	--	9,928,680
VIP Value Strategies Portfolio Investor Class	4,914,472	638,416	951,010	--	4,838,651
Total	$156,218,112	$30,981,250	$29,993,522	$ 27,121	$162,391,636

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $147,666,218. Net unrealized appreciation aggregated $14,725,418, of which $16,849,180 related to appreciated investment securities and $2,123,762 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

September 30, 2016

VIPIFF2030-QTLY-1116
1.822894.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	456,401	$14,846,714
VIP Equity-Income Portfolio Investor Class (a)	742,997	15,632,659
VIP Growth & Income Portfolio Investor Class (a)	937,689	17,881,738
VIP Growth Portfolio Investor Class (a)	252,451	15,157,129
VIP Mid Cap Portfolio Investor Class (a)	133,475	4,327,258
VIP Value Portfolio Investor Class (a)	815,716	11,477,127
VIP Value Strategies Portfolio Investor Class (a)	369,182	5,593,102
TOTAL DOMESTIC EQUITY FUNDS
(Cost $75,146,112)		84,915,727

International Equity Funds - 27.5%
VIP Emerging Markets Portfolio Investor Class (a)	1,534,920	14,090,564
VIP Overseas Portfolio Investor Class (a)	1,470,482	27,939,157
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $40,176,545)		42,029,721

Bond Funds - 16.0%
VIP High Income Portfolio Investor Class (a)	1,047,542	5,813,859
VIP Investment Grade Bond Portfolio Investor Class (a)	1,403,767	18,571,842
TOTAL BOND FUNDS
(Cost $23,840,948)		24,385,701

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Investor Class 0.20% (a)(b)
(Cost $1,217,739)	1,217,739	1,217,739
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $140,381,344)		152,548,888
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$152,548,887

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$14,914,752	$2,204,256	$1,885,111	$-	$14,846,714
VIP Emerging Markets Portfolio Investor Class	11,286,309	2,078,462	955,747	--	14,090,564
VIP Equity-Income Portfolio Investor Class	15,737,798	2,043,769	2,738,146	-	15,632,659
VIP Government Money Market Portfolio Investor Class 0.20%	1,915,331	249,233	946,825	1,429	1,217,739
VIP Growth & Income Portfolio Investor Class	17,749,313	2,395,403	2,622,960	-	17,881,738
VIP Growth Portfolio Investor Class	15,518,771	2,743,577	2,015,147	-	15,157,129
VIP High Income Portfolio Investor Class	5,430,752	556,562	827,028	--	5,813,859
VIP Investment Grade Bond Portfolio Investor Class	15,207,568	4,399,990	2,170,650	8,107	18,571,842
VIP Mid Cap Portfolio Investor Class	4,266,706	636,650	607,983	-	4,327,258
VIP Overseas Portfolio Investor Class	25,788,371	5,362,080	3,378,215	--	27,939,157
VIP Value Portfolio Investor Class	11,386,176	892,907	1,393,211	-	11,477,127
VIP Value Strategies Portfolio Investor Class	5,490,080	633,395	798,485	--	5,593,102
Total	$144,691,927	$24,196,284	$20,339,508	$9,536	$152,548,888

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $141,051,455. Net unrealized appreciation aggregated $11,497,433, of which $14,632,892 related to appreciated investment securities and $3,135,459 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

September 30, 2016

VIPIFFINC-QTLY-1116
1.822890.111

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	59,327	$1,929,916
VIP Equity-Income Portfolio Investor Class (a)	96,585	2,032,147
VIP Growth & Income Portfolio Investor Class (a)	121,904	2,324,701
VIP Growth Portfolio Investor Class (a)	32,839	1,971,660
VIP Mid Cap Portfolio Investor Class (a)	17,321	561,535
VIP Value Portfolio Investor Class (a)	106,012	1,491,591
VIP Value Strategies Portfolio Investor Class (a)	47,934	726,198
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,185,921)		11,037,748

International Equity Funds - 10.1%
VIP Emerging Markets Portfolio Investor Class (a)	346,055	3,176,786
VIP Overseas Portfolio Investor Class (a)	197,332	3,749,303
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,056,068)		6,926,089

Bond Funds - 42.9%
VIP High Income Portfolio Investor Class (a)	469,973	2,608,350
VIP Investment Grade Bond Portfolio Investor Class (a)	2,018,431	26,703,841
TOTAL BOND FUNDS
(Cost $28,056,059)		29,312,191

Short-Term Funds - 30.8%
VIP Government Money Market Portfolio Investor Class 0.20% (a)(b)
(Cost $21,076,637)	21,076,637	21,076,637
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $64,374,685)		68,352,665
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$68,352,667

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$2,033,060	$454,402	$499,837	$--	$1,929,916
VIP Emerging Markets Portfolio Investor Class	2,293,387	872,183	392,599	--	3,176,786
VIP Equity-Income Portfolio Investor Class	2,139,495	396,015	581,011	--	2,032,147
VIP Government Money Market Portfolio Investor Class 0.20%	18,211,442	5,801,234	2,936,039	23,056	21,076,637
VIP Growth & Income Portfolio Investor Class	2,411,847	522,994	653,868	--	2,324,701
VIP Growth Portfolio Investor Class	2,111,509	476,989	460,739	--	1,971,660
VIP High Income Portfolio Investor Class	2,382,126	345,759	420,423	--	2,608,350
VIP Investment Grade Bond Portfolio Investor Class	27,110,106	3,237,864	5,555,173	14,870	26,703,841
VIP Mid Cap Portfolio Investor Class	579,782	133,374	155,148	--	561,535
VIP Overseas Portfolio Investor Class	2,465,902	1,969,454	781,772	--	3,749,303
VIP Value Portfolio Investor Class	1,547,097	237,406	374,963	--	1,491,591
VIP Value Strategies Portfolio Investor Class	745,650	145,864	202,376	--	726,198
Total	$64,031,403	$14,593,538	$13,013,948	$37,926	$68,352,665

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $64,597,465. Net unrealized appreciation aggregated $3,755,200, of which $4,067,786 related to appreciated investment securities and $312,586 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

September 30, 2016

VIPSI-QTLY-1116
1.808796.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 44.7%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$522,368	$261,184
Nonconvertible Bonds - 44.7%
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (b)		635,000	650,875
Dana Holding Corp. 6% 9/15/23		380,000	395,200
Exide Technologies 11% 4/30/20 pay-in-kind		501,743	389,785
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (b)(c)		435,000	440,981
4.5% 9/15/23 pay-in-kind (b)(c)		295,000	296,549
4.75% 9/15/26 pay-in-kind (b)(c)		355,000	358,053
International Automotive Components Group SA 9.125% 6/1/18 (b)		470,000	460,013
Lear Corp. 4.75% 1/15/23		665,000	690,769
Metalsa SA de CV 4.9% 4/24/23 (b)		475,000	459,420
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		375,000	388,594
6.75% 11/15/22 pay-in-kind (b)(c)		294,874	336,894
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		1,040,000	1,059,760
Tenneco, Inc. 5% 7/15/26		450,000	455,625
Tupy Overseas SA 6.625% 7/17/24 (b)		400,000	403,500
			6,786,018
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		270,000	280,554
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		160,000	165,600
LKQ Corp. 4.75% 5/15/23		115,000	118,163
			283,763
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		2,490,000	2,371,725
Hotels, Restaurants & Leisure - 1.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		220,000	178,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		3,605,000	3,848,338
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	158,775
FelCor Lodging LP:
5.625% 3/1/23		440,000	452,100
6% 6/1/25		1,145,000	1,190,800
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		475,000	496,375
5.25% 6/1/26 (b)		3,225,000	3,410,438
Landry's Acquisition Co.:
6.75% 10/15/24 (b)(d)		510,000	518,925
9.375% 5/1/20 (b)		95,000	99,641
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		380,000	391,400
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (b)		365,000	395,916
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		45,000	45,225
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		3,565,000	3,685,319
11% 10/1/21		2,919,000	3,141,574
Playa Resorts Holding BV 8% 8/15/20 (b)		1,640,000	1,672,800
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		460,000	473,800
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/2015 (b)(e)		24,461	0
			20,160,176
Household Durables - 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		335,000	338,350
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		740,000	765,900
D.R. Horton, Inc.:
4.375% 9/15/22		565,000	607,375
4.75% 2/15/23		465,000	504,525
5.75% 8/15/23		255,000	291,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23(b)		285,000	294,263
5.75% 10/15/20		2,555,000	2,634,844
6.875% 2/15/21 (c)		565,000	586,188
7% 7/15/24 (b)		360,000	386,100
8.25% 2/15/21 (c)		625,000	651,563
Springs Industries, Inc. 6.25% 6/1/21		160,000	165,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		435,000	455,663
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,106,000	1,133,650
5.875% 2/15/22		565,000	621,500
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	329,200
5.875% 6/15/24		780,000	811,200
William Lyon Homes, Inc. 8.5% 11/15/20		250,000	261,250
			10,839,146
Internet & Direct Marketing Retail - 0.3%
Netflix, Inc.:
5.375% 2/1/21 (b)		420,000	456,750
5.75% 3/1/24		612,000	657,900
5.875% 2/15/25		1,395,000	1,506,600
Priceline Group, Inc. 1.8% 3/3/27	EUR	850,000	963,093
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		580,000	609,000
			4,193,343
Media - 3.1%
Altice SA:
7.625% 2/15/25 (b)		3,085,000	3,162,125
7.75% 5/15/22 (b)		3,275,000	3,496,063
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		1,000,000	1,033,750
5.5% 5/15/26 (b)		615,000	631,913
AMC Entertainment, Inc. 5.75% 6/15/25		660,000	666,600
AMC Networks, Inc. 4.75% 12/15/22		320,000	324,000
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	600,000	724,541
Cablevision SA 6.5% 6/15/21 (b)		230,000	239,775
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		115,000	119,600
5.625% 2/15/24		1,625,000	1,690,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,565,000	1,631,513
5.125% 5/1/23 (b)		720,000	751,500
5.375% 5/1/25 (b)		720,000	755,100
5.5% 5/1/26 (b)		2,450,000	2,554,125
5.75% 9/1/23		500,000	529,375
5.75% 1/15/24		555,000	589,688
5.75% 2/15/26 (b)		1,030,000	1,091,800
Cengage Learning, Inc. 9.5% 6/15/24 (b)		1,090,000	1,109,075
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		1,490,000	1,490,000
Cinemark U.S.A., Inc. 4.875% 6/1/23		145,000	145,725
Clear Channel Communications, Inc.:
11.25% 3/1/21		305,000	237,138
14% 2/1/21 pay-in-kind (c)		583,470	225,641
Columbus International, Inc. 7.375% 3/30/21 (b)		400,000	424,240
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		790,000	807,775
4.875% 4/11/22 (b)		250,000	258,750
5.307% 5/11/22 (Reg. S) (f)		200,000	202,500
Grupo Televisa SA de CV 6.625% 3/18/25		315,000	380,411
iHeartCommunications, Inc. 10.625% 3/15/23		995,000	741,275
Liberty Media Corp.:
8.25% 2/1/30		2,445,000	2,628,375
8.5% 7/15/29		545,000	596,775
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		1,085,000	1,171,800
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		1,140,000	1,151,400
Myriad International Holding BV 5.5% 7/21/25 (b)		600,000	644,700
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		295,000	304,588
Quebecor Media, Inc. 5.75% 1/15/23		790,000	821,600
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		315,000	335,869
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		260,000	260,000
5.375% 4/15/25 (b)		620,000	640,150
5.375% 7/15/26 (b)		620,000	637,050
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	217,000	271,456
Tegna, Inc.:
4.875% 9/15/21 (b)		410,000	426,400
5.5% 9/15/24 (b)		410,000	423,325
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		1,000,000	833,750
7.625% 9/18/20 (Reg S.)		300,000	219,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		575,000	596,563
VTR Finance BV 6.875% 1/15/24 (b)		1,030,000	1,075,835
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		131,043	131,698
WMG Acquisition Corp. 5.625% 4/15/22 (b)		115,000	119,025
Ziggo Bond Finance BV 6% 1/15/27 (b)		635,000	631,190
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		1,270,000	1,264,603
			41,199,150
Specialty Retail - 0.4%
CST Brands, Inc. 5% 5/1/23		140,000	147,175
L Brands, Inc.:
5.625% 2/15/22		685,000	765,488
5.625% 10/15/23		520,000	580,450
6.875% 11/1/35		2,170,000	2,365,300
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	458,850
Sonic Automotive, Inc. 5% 5/15/23		85,000	83,725
			4,400,988
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		310,000	318,138
4.875% 5/15/26 (b)		310,000	316,975
			635,113
TOTAL CONSUMER DISCRETIONARY			91,149,976
CONSUMER STAPLES - 2.2%
Beverages - 0.2%
Anheuser-Busch InBev SA NV 1.5% 3/17/25 (Reg. S)	EUR	1,000,000	1,201,215
Constellation Brands, Inc. 4.75% 11/15/24		560,000	606,200
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	200,000	231,213
			2,038,628
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		1,175,000	1,172,063
6.625% 6/15/24 (b)		805,000	837,200
Albertsons, Inc.:
7.45% 8/1/29		725,000	710,500
8% 5/1/31		656,000	654,360
8.7% 5/1/30		95,000	96,425
Arcor SAIC 6% 7/6/23 (b)		300,000	319,500
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		790,000	499,675
9.25% 2/15/19 (b)		1,160,000	997,600
ESAL GmbH 6.25% 2/5/23 (b)		1,705,000	1,653,850
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		1,250,000	1,287,500
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		155,000	152,675
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		490,000	518,175
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		580,000	522,000
			9,421,523
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		565,000	581,950
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		275,000	294,250
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	1,200,000	1,462,242
JBS Investments GmbH 7.25% 4/3/24 (b)		2,205,000	2,243,588
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,030,000	1,011,975
5.875% 7/15/24 (b)		1,812,000	1,802,940
7.25% 6/1/21 (b)		350,000	361,813
8.25% 2/1/20 (b)		330,000	340,313
MHP SA 8.25% 4/2/20 (b)		400,000	384,080
Mondelez International, Inc. 2.375% 3/6/35	EUR	200,000	239,795
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		720,000	741,600
Post Holdings, Inc.:
5% 8/15/26 (b)		2,440,000	2,427,800
6% 12/15/22 (b)		290,000	306,313
7.75% 3/15/24 (b)		465,000	520,800
8% 7/15/25 (b)		230,000	263,206
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	207,000
			13,189,665
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		375,000	386,250
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		600,000	648,000
			1,034,250
Personal Products - 0.2%
Prestige Brands, Inc. 5.375% 12/15/21 (b)		725,000	750,375
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		1,979,000	2,018,580
			2,768,955
TOTAL CONSUMER STAPLES			28,453,021
ENERGY - 7.4%
Energy Equipment & Services - 0.5%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		395,000	373,275
Ensco PLC:
4.5% 10/1/24		665,000	478,800
5.2% 3/15/25		420,000	307,167
5.75% 10/1/44		600,000	366,411
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	357,088
Forbes Energy Services Ltd. 9% 6/15/19 (e)		350,000	87,500
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	677,463
Gulfmark Offshore, Inc. 6.375% 3/15/22		20,000	8,500
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		415,000	251,075
Noble Holding International Ltd.:
3.95% 3/15/22		225,000	167,625
4.625% 3/1/21		160,000	128,000
6.2% 8/1/40		235,000	138,650
6.95% 4/1/25 (c)		520,000	410,800
7.95% 4/1/45 (c)		120,000	85,050
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		645,000	722,400
Summit Midstream Holdings LLC 7.5% 7/1/21		220,000	227,700
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		140,000	130,200
Unit Corp. 6.625% 5/15/21		120,000	101,250
Weatherford International Ltd.:
7.75% 6/15/21		620,000	613,800
8.25% 6/15/23		525,000	518,438
			6,151,192
Oil, Gas & Consumable Fuels - 6.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	743,634
4.875% 3/15/24		315,000	318,374
Afren PLC:
6.625% 12/9/20 (b)(e)		487,918	49
10.25% 4/8/19 (Reg. S) (e)		780,669	78
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		940,000	1,092,750
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		245,000	248,063
Antero Resources Corp.:
5.125% 12/1/22		45,000	45,338
5.625% 6/1/23 (Reg. S)		560,000	570,500
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	298,319
Callon Petroleum Co. 6.125% 10/1/24 (b)(d)		225,000	232,875
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	376,200
Chaparral Energy, Inc. 9.875% 10/1/20 (e)		135,000	91,800
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		710,000	766,800
Chesapeake Energy Corp.:
5.75% 3/15/23		945,000	803,250
8% 12/15/22 (b)		3,775,000	3,826,906
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,447,000	1,450,618
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		695,000	700,213
6.125% 3/1/22		963,000	972,630
6.25% 4/1/23		1,975,000	1,999,688
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	968,350
Denbury Resources, Inc.:
4.625% 7/15/23		595,000	395,675
5.5% 5/1/22		975,000	699,563
6.375% 8/15/21		830,000	618,350
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	215,400
EDC Finance Ltd. 4.875% 4/17/20 (b)		1,200,000	1,214,513
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		530,000	544,575
Energy Transfer Equity LP 5.5% 6/1/27		860,000	855,700
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	445,390
4.4% 4/1/24		460,000	449,408
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		60,000	35,700
9.375% 5/1/20		515,000	364,363
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	324,481
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	250,000
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		600,000	630,000
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	120,575
7% 6/15/23		580,000	540,850
Goodrich Petroleum Corp. 8.875% 3/15/18 (e)		128,000	17,920
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		395,000	409,319
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	488,325
5.75% 10/1/25 (b)		580,000	577,100
7.625% 4/15/21 (b)		380,000	390,450
Holly Energy Partners LP/Holly Finance Corp.:
6% 8/1/24 (b)		390,000	403,650
6.5% 3/1/20		485,000	500,156
Indo Energy Finance BV 7% 5/7/18 (b)		200,000	174,000
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		1,365,000	1,146,600
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		290,000	281,300
7.875% 8/1/21 (b)		400,000	388,000
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		455,000	470,356
MPLX LP:
4.875% 12/1/24		2,370,000	2,452,597
5.5% 2/15/23		350,000	361,664
Newfield Exploration Co.:
5.375% 1/1/26		475,000	476,188
5.625% 7/1/24		75,000	76,875
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		235,000	240,288
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		1,140,000	1,049,028
Pacific Exploration and Production Corp. 12% 12/22/16		461,000	464,458
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(e)		2,605,000	485,181
Pan American Energy LLC 7.875% 5/7/21 (b)		1,115,000	1,195,838
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		115,000	118,738
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		1,095,000	1,032,038
8.25% 2/15/20		930,000	959,295
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	419,231
PDC Energy, Inc. 6.125% 9/15/24 (b)		200,000	207,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,005,000	2,040,789
8.625% 12/1/23 (c)		250,000	289,375
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		1,225,000	61,250
Petrobras Global Finance BV:
2.8201% 1/15/19 (c)		1,810,000	1,773,800
3% 1/15/19		1,730,000	1,695,400
6.25% 3/17/24		570,000	554,325
8.375% 5/23/21		2,465,000	2,693,013
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		1,750,000	1,803,375
6.875% 1/20/40		1,210,000	1,068,067
Petroleos de Venezuela SA:
5.375% 4/12/27		930,000	388,322
5.5% 4/12/37		285,000	118,275
6% 5/16/24 (b)		825,000	352,688
6% 11/15/26 (b)		700,000	293,930
8.5% 11/2/17 (b)		4,703,333	4,037,812
9.75% 5/17/35 (b)		1,115,000	578,685
12.75% 2/17/22 (b)		410,000	267,566
Petroleos Mexicanos:
3.5% 1/30/23		495,000	467,033
4.625% 9/21/23 (b)		750,000	751,050
4.875% 1/18/24		570,000	577,125
5.5% 2/4/19 (b)		295,000	311,078
5.5% 1/21/21		375,000	396,563
5.5% 6/27/44		310,000	268,739
6.375% 2/4/21 (b)		310,000	337,931
6.375% 1/23/45		665,000	635,075
6.5% 6/2/41		2,305,000	2,241,613
6.625% (b)(g)		1,615,000	1,582,700
6.75% 9/21/47 (b)		1,073,000	1,073,000
6.875% 8/4/26 (b)		290,000	326,975
Plains Exploration & Production Co. 6.75% 2/1/22		900,000	924,750
PT Pertamina Persero:
4.875% 5/3/22 (b)		375,000	404,117
5.25% 5/23/21 (b)		295,000	321,598
5.625% 5/20/43 (b)		200,000	210,166
6% 5/3/42 (b)		175,000	192,647
6.5% 5/27/41 (b)		915,000	1,067,995
QEP Resources, Inc. 5.25% 5/1/23		610,000	600,850
Range Resources Corp. 5% 3/15/23 (b)		960,000	938,400
Rice Energy, Inc.:
6.25% 5/1/22		1,005,000	1,037,663
7.25% 5/1/23		510,000	545,700
RSP Permian, Inc. 6.625% 10/1/22		230,000	240,925
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		955,000	978,875
5.875% 6/30/26 (b)		925,000	1,005,359
SemGroup Corp. 7.5% 6/15/21		440,000	440,000
SM Energy Co.:
5.625% 6/1/25		280,000	263,200
6.75% 9/15/26		250,000	252,500
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	322,400
Southwestern Energy Co. 4.1% 3/15/22		910,000	825,825
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (b)		875,000	901,250
6.375% 4/1/23 (b)		405,000	416,138
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)(d)		320,000	320,400
5.375% 2/1/27 (b)(d)		320,000	322,000
Teekay Corp. 8.5% 1/15/20		880,000	761,200
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	590,000
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	59,804
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		155,000	161,975
6.375% 5/1/24		245,000	262,763
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		38,750	38,944
9.625% 5/14/20 (b)		1,424,645	1,542,178
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,175,000	2,229,375
Western Refining, Inc. 6.25% 4/1/21		1,440,000	1,422,000
WPX Energy, Inc.:
5.25% 9/15/24		490,000	461,825
6% 1/15/22		1,005,000	1,003,116
YPF SA:
8.5% 3/23/21 (b)		1,785,000	1,992,060
8.75% 4/4/24 (b)		2,010,000	2,238,336
Zhaikmunai International BV 7.125% 11/13/19 (b)		1,575,000	1,452,938
			91,731,399
TOTAL ENERGY			97,882,591
FINANCIALS - 9.0%
Banks - 3.2%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	600,000	868,652
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	750,000	891,132
Banco de Bogota SA 6.25% 5/12/26 (b)		270,000	287,118
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		510,000	525,300
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,045,000	1,193,913
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		200,000	202,500
6.369% 6/16/18 (b)		475,000	498,750
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		260,000	254,085
BBVA Bancomer SA 7.25% 4/22/20 (b)		375,000	412,313
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		175,000	171,535
BPCE SA 2.75% 11/30/27 (Reg. S) (c)	EUR	1,100,000	1,278,981
CIT Group, Inc.:
5% 8/15/22		845,000	897,813
5.375% 5/15/20		1,055,000	1,127,531
5.5% 2/15/19 (b)		2,355,000	2,493,356
Credit Suisse Group Funding Guernsey Ltd. 2.75% 8/8/25 (Reg. S)	GBP	750,000	965,720
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		450,000	467,960
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	21,400,000	318,605
GTB Finance BV 6% 11/8/18 (b)		1,520,000	1,508,600
HSBC Bank PLC 5% 3/20/23 (c)	GBP	900,000	1,216,820
HSBC Holdings PLC:
0.875% 9/6/24 (Reg. S)	EUR	1,500,000	1,677,784
3.125% 6/7/28	EUR	600,000	726,723
HSBK BV 7.25% 5/3/17 (b)		575,000	589,375
ING Bank NV:
6.125% 5/29/23 (c)	EUR	1,150,000	1,409,657
6.875% 5/29/23 (c)	GBP	1,750,000	2,431,700
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		400,000	393,192
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	1,000,000	1,136,229
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		680,000	686,800
5.5% 8/6/22 (b)		490,000	498,575
JSC BGEO Group 6% 7/26/23 (b)		760,000	784,700
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		200,000	217,340
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	1,900,000	2,153,199
Lloyds Bank PLC 6.5% 3/24/20	EUR	500,000	662,159
Nacional Financiera SNC 3.375% 11/5/20 (b)		190,000	197,163
National Westminster Bank PLC 6.5% 9/7/21	GBP	970,000	1,462,667
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		360,000	385,289
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	2,300,000	3,048,488
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	1,000,000	1,145,687
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	550,000	670,465
RSHB Capital SA 5.298% 12/27/17 (b)		240,000	246,336
SB Capital SA 5.5% 2/26/24 (b)(c)		585,000	590,119
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		200,000	200,740
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		325,000	311,188
4.75% 6/4/19 (b)		460,000	457,700
Turkiye Is Bankasi A/S:
3.75% 10/10/18 (b)		205,000	202,438
5.5% 4/21/19 (b)		200,000	203,720
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		600,000	593,724
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	1,100,000	1,275,227
6.95% 10/31/22 (Reg. S)	EUR	500,000	633,161
Zenith Bank PLC 6.25% 4/22/19 (b)		1,880,000	1,827,398
			42,399,627
Capital Markets - 0.7%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		630,000	630,788
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		945,000	987,525
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,600,000	1,950,619
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	1,411,000	1,802,032
Morgan Stanley 1.75% 3/11/24	EUR	1,250,000	1,488,409
MSCI, Inc.:
5.25% 11/15/24 (b)		345,000	365,234
5.75% 8/15/25 (b)		365,000	389,638
UBS Group Funding Ltd. 1.25% 9/1/26 (Reg. S)	EUR	1,050,000	1,171,688
			8,785,933
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		580,000	601,750
4.5% 5/15/21		995,000	1,041,019
4.625% 7/1/22		1,170,000	1,229,963
5% 10/1/21		300,000	320,250
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,173,050
4.625% 3/30/25		1,915,000	1,962,875
5.125% 9/30/24		2,750,000	2,915,000
8% 11/1/31		15,173,000	18,700,656
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		305,000	306,144
7.5% 3/13/19 (b)		400,000	416,000
General Motors Acceptance Corp. 8% 11/1/31		823,000	1,016,405
Navient Corp.:
5% 10/26/20		395,000	389,569
5.875% 10/25/24		2,745,000	2,497,950
6.625% 7/26/21		460,000	463,151
SLM Corp.:
5.5% 1/25/23		1,685,000	1,545,988
6.125% 3/25/24		500,000	465,625
7.25% 1/25/22		2,500,000	2,550,000
8% 3/25/20		725,000	777,563
			38,372,958
Disc-Real Estate Inv Trusts - 0.1%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,732,480
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		570,000	487,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,505,000	3,364,800
6% 8/1/20		995,000	999,975
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	2,500,000	2,921,993
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		695,000	717,588
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		1,590,000	1,772,850
Springleaf Financial Corp.:
7.75% 10/1/21		1,590,000	1,667,513
8.25% 12/15/20		460,000	504,850
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	211,000
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	800,000	994,021
			13,641,940
Insurance - 0.7%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		1,440,000	1,463,400
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	1,100,000	1,448,549
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	650,000	719,927
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	200,000	225,214
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	800,000	1,283,029
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		1,135,000	1,157,700
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	1,000,000	1,139,661
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	850,000	996,097
			8,433,577
Thrifts & Mortgage Finance - 0.4%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		4,850,000	5,286,500
TOTAL FINANCIALS			118,653,015
HEALTH CARE - 1.9%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		305,000	291,275
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		260,000	265,200
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		290,000	309,517
Hologic, Inc. 5.25% 7/15/22 (b)		630,000	668,588
			1,243,305
Health Care Providers & Services - 1.6%
AmSurg Corp. 5.625% 7/15/22		330,000	337,425
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)		380,000	386,650
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	656,775
5.25% 6/15/26		750,000	796,875
5.375% 2/1/25		1,155,000	1,192,538
5.875% 3/15/22		1,915,000	2,111,288
5.875% 5/1/23		2,145,000	2,284,425
5.875% 2/15/26		2,995,000	3,193,419
6.5% 2/15/20		2,410,000	2,669,075
7.5% 2/15/22		1,175,000	1,348,313
HealthSouth Corp.:
5.125% 3/15/23		330,000	329,175
5.75% 11/1/24		1,135,000	1,175,429
InVentiv Health, Inc. 10% 8/15/18		75,000	75,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		570,000	592,800
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	360,125
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		445,000	457,238
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	266,500
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		610,000	651,175
Tenet Healthcare Corp. 6.875% 11/15/31		1,210,000	995,225
Vizient, Inc. 10.375% 3/1/24 (b)		660,000	757,350
			20,636,800
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	450,000	529,221
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		2,165,000	1,867,313
6.75% 8/15/21 (b)		265,000	249,100
			2,116,413
TOTAL HEALTH CARE			24,817,014
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		550,000	581,625
KLX, Inc. 5.875% 12/1/22 (b)		1,455,000	1,505,925
TransDigm, Inc. 6.375% 6/15/26 (b)		590,000	609,175
Triumph Group, Inc. 4.875% 4/1/21		520,000	497,900
			3,194,625
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.125% 9/1/23 (b)		490,000	502,250
Airlines - 0.1%
Air Canada 5.375% 11/15/22 (b)		149,468	153,952
Allegiant Travel Co. 5.5% 7/15/19		160,000	165,600
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		30,015	31,816
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		141,458	161,092
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		228,458	228,458
Mexico City Airport Trust 4.25% 10/31/26 (b)		200,000	202,330
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		28,166	29,927
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		355,210	423,588
Series 2012-2 Class B, 6.75% 12/3/22		165,289	179,751
Series 2013-1 Class B, 5.375% 5/15/23		222,131	231,017
			1,807,531
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		185,000	185,000
6.125% 4/1/25 (b)		185,000	184,075
			369,075
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		1,560,000	1,696,500
APX Group, Inc.:
7.875% 12/1/22		620,000	649,450
7.875% 12/1/22 (b)		360,000	377,100
8.75% 12/1/20		986,000	966,280
Cenveo Corp. 6% 8/1/19 (b)		315,000	279,563
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,888,700
7.25% 12/1/20		430,000	443,975
Garda World Security Corp.:
7.25% 11/15/21 (b)		225,000	207,563
7.25% 11/15/21 (b)		140,000	129,150
TMS International Corp. 7.625% 10/15/21 (b)		110,000	94,050
			6,732,331
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		280,000	294,087
5.875% 10/15/24		240,000	256,200
Cementos Progreso Trust 7.125% 11/6/23 (b)		240,000	256,200
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		475,000	178,125
			984,612
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		265,000	275,600
5% 10/1/25 (b)		575,000	587,938
			863,538
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		200,000	213,000
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		200,000	198,724
			411,724
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (b)		520,000	538,460
Xerium Technologies, Inc. 9.5% 8/15/21 (b)		940,000	951,750
			1,490,210
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		150,000	110,250
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	372,400
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)		60,000	12,000
			494,650
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	600,000	739,052
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	226,758
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		250,000	278,438
			505,196
Trading Companies & Distributors - 0.9%
Aircastle Ltd.:
5% 4/1/23		345,000	361,388
5.5% 2/15/22		555,000	598,013
6.25% 12/1/19		610,000	667,950
7.625% 4/15/20		380,000	432,725
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		550,000	578,875
International Lease Finance Corp.:
3.875% 4/15/18		750,000	767,813
4.625% 4/15/21		700,000	733,250
5.875% 8/15/22		1,090,000	1,208,538
8.25% 12/15/20		2,870,000	3,408,125
8.625% 1/15/22		2,290,000	2,816,700
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		160,000	156,800
			11,730,177
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		508,130	554,497
10.75% 12/1/20 (Reg. S)		35,700	38,958
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		260,000	293,581
Global Ports Finance PLC 6.872% 1/25/22 (b)		490,000	510,213
			1,397,249
TOTAL INDUSTRIALS			31,222,220
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.7%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		1,075,000	1,144,875
8.625% 5/6/19 (Reg. S)		200,000	213,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	346,063
Lucent Technologies, Inc.:
6.45% 3/15/29		5,779,000	6,393,019
6.5% 1/15/28		560,000	610,400
			8,707,357
Electronic Equipment & Components - 0.0%
Micron Technology, Inc. 7.5% 9/15/23 (b)		565,000	627,568
Internet Software & Services - 0.2%
Camelot Finance SA 7.875% 10/15/24 (b)(d)		280,000	284,284
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		370,000	391,853
j2 Global, Inc. 8% 8/1/20		350,000	364,000
VeriSign, Inc.:
4.625% 5/1/23		465,000	471,394
5.25% 4/1/25		565,000	593,250
			2,104,781
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/23		565,000	583,363
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		250,000	264,375
Everi Payments, Inc. 10% 1/15/22		575,000	554,156
			1,401,894
Semiconductors & Semiconductor Equipment - 1.0%
Entegris, Inc. 6% 4/1/22 (b)		155,000	160,425
Micron Technology, Inc.:
5.25% 8/1/23 (b)		230,000	227,125
5.25% 1/15/24 (b)		490,000	470,400
5.5% 2/1/25		1,605,000	1,572,900
5.625% 1/15/26 (b)		1,930,000	1,847,975
5.875% 2/15/22		345,000	351,900
Microsemi Corp. 9.125% 4/15/23 (b)		235,000	267,900
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		465,000	498,131
4.625% 6/15/22 (b)		400,000	432,000
4.625% 6/1/23 (b)		465,000	508,594
5.75% 3/15/23 (b)		2,415,000	2,590,088
Qorvo, Inc.:
6.75% 12/1/23		440,000	474,650
7% 12/1/25		2,856,000	3,098,760
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	633,263
Versum Materials, Inc. 5.5% 9/30/24 (b)		330,000	339,075
			13,473,186
Software - 0.2%
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		465,000	421,988
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	1,018,500
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)(d)		225,000	231,188
Nuance Communications, Inc. 5.375% 8/15/20 (b)		250,000	256,250
Open Text Corp. 5.875% 6/1/26 (b)		465,000	486,506
Parametric Technology Corp. 6% 5/15/24		190,000	202,825
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		455,000	478,888
			3,096,145
TOTAL INFORMATION TECHNOLOGY			29,410,931
MATERIALS - 4.1%
Chemicals - 1.2%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	1,800,000	2,140,278
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		600,000	614,910
5.75% 4/15/21 (b)		400,000	419,280
6.45% 2/3/24		400,000	433,000
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		390,000	442,650
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		275,000	291,156
Momentive Performance Materials, Inc.:
3.88% 10/24/21		5,080,000	4,235,450
4.69% 4/24/22		1,515,000	1,158,975
10% 10/15/20 (e)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		3,580,000	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		210,000	212,100
OCP SA 5.625% 4/25/24 (b)		200,000	217,220
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		555,000	539,738
10.375% 5/1/21 (b)		175,000	188,563
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	600,000	785,379
TPC Group, Inc. 8.75% 12/15/20 (b)		765,000	593,296
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		230,000	240,925
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		1,647,000	1,749,938
5.625% 10/1/24 (b)		1,870,000	2,033,625
			16,296,483
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		400,000	410,000
9.375% 10/12/22 (b)		300,000	328,875
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		265,000	294,018
HeidelbergCement Finance AG 2.25% 6/3/24 (Reg. S)	EUR	775,000	916,407
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		175,000	164,063
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	311,250
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		300,000	314,970
			2,739,583
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		615,000	618,075
6% 6/30/21 (b)		350,000	359,625
6.25% 1/31/19 (b)		285,000	291,056
6.75% 1/31/21 (b)		605,000	624,663
7% 11/15/20 (b)		55,588	57,395
7.25% 5/15/24 (b)		1,100,000	1,171,500
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (b)		625,000	623,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		210,000	213,675
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,353,688
7.5% 12/15/96		160,000	163,800
Sealed Air Corp. 5.25% 4/1/23 (b)		270,000	287,550
Silgan Holdings, Inc. 5% 4/1/20		960,000	981,600
			6,746,127
Metals & Mining - 2.0%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		430,000	446,663
7% 9/30/26 (b)		355,000	366,981
Aleris International, Inc. 6% 6/1/20 (b)		1,759	1,759
Alrosa Finance SA 7.75% 11/3/20 (b)		200,000	228,026
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		190,000	200,925
Compania Minera Ares SAC 7.75% 1/23/21 (b)		600,000	642,000
EVRAZ Group SA:
6.5% 4/22/20 (b)		480,000	496,800
8.25% 1/28/21 (Reg. S)		800,000	874,000
9.5% 4/24/18 (Reg. S)		525,000	570,938
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		1,480,000	1,491,100
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		150,000	148,125
10.375% 4/7/19 (b)		818,000	807,775
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		811,000	750,175
7% 2/15/21 (b)		745,000	666,775
7.25% 5/15/22 (b)		615,000	544,275
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (b)		465,000	539,400
Freeport-McMoRan, Inc.:
3.55% 3/1/22		310,000	282,100
3.875% 3/15/23		930,000	841,650
5.4% 11/14/34		300,000	249,000
5.45% 3/15/43		1,945,000	1,560,863
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		200,000	207,060
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,725,000	1,746,218
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		600,000	591,000
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		405,000	427,275
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	385,000
Lundin Mining Corp.:
7.5% 11/1/20 (b)		210,000	223,125
7.875% 11/1/22 (b)		30,000	31,950
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		295,000	309,514
Metinvest BV:
8.75% 2/14/18 (Reg. S)		424,570	339,741
10.5% 11/28/17 (b)		1,509,797	1,208,139
10.5% 11/28/17 (Reg. S)		324,675	259,805
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)		1,278	0
New Gold, Inc. 7% 4/15/20 (b)		150,000	154,125
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		600,000	629,460
5.625% 4/29/20 (Reg. S)		200,000	209,820
Southern Copper Corp. 7.5% 7/27/35		725,000	853,572
Teck Resources Ltd. 8.5% 6/1/24 (b)		2,920,000	3,343,400
United States Steel Corp. 8.375% 7/1/21 (b)		1,325,000	1,449,219
Vale Overseas Ltd.:
4.375% 1/11/22		640,000	632,800
5.875% 6/10/21		300,000	314,100
6.875% 11/21/36		280,000	272,160
Vedanta Resources PLC 6% 1/31/19 (b)		1,075,000	1,064,250
			26,361,063
Paper & Forest Products - 0.2%
Boise Cascade Co. 5.625% 9/1/24 (b)		225,000	228,375
Mercer International, Inc.:
7% 12/1/19		395,000	408,331
7.75% 12/1/22		1,380,000	1,461,075
NewPage Corp.:
0% 5/1/12 (c)(e)		90,000	0
11.375% 12/31/14 (e)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		565,000	0
			2,097,781
TOTAL MATERIALS			54,241,037
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		85,000	87,975
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		220,000	228,250
6.375% 2/15/22		475,000	495,188
Omega Healthcare Investors, Inc. 5.875% 3/15/24		1,385,000	1,446,970
			2,258,383
Real Estate Management & Development - 0.3%
CBRE Group, Inc.:
5% 3/15/23		1,075,000	1,132,311
5.25% 3/15/25		665,000	712,748
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	300,000	347,773
Howard Hughes Corp. 6.875% 10/1/21 (b)		1,210,000	1,272,013
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	96,369
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		300,000	336,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		785,000	810,513
			4,707,727
TOTAL REAL ESTATE			6,966,110
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.7%
Altice Financing SA:
6.5% 1/15/22 (b)		1,435,000	1,513,925
6.625% 2/15/23 (b)		1,080,000	1,108,350
7.5% 5/15/26 (b)		1,170,000	1,218,263
Altice Finco SA:
8.125% 1/15/24 (b)		3,320,000	3,436,200
9.875% 12/15/20 (b)		655,000	695,938
Citizens Communications Co.:
7.875% 1/15/27		280,000	250,600
9% 8/15/31		220,000	202,400
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		335,000	341,700
Frontier Communications Corp. 11% 9/15/25		1,215,000	1,268,156
GCI, Inc. 6.875% 4/15/25		560,000	574,000
GTH Finance BV:
6.25% 4/26/20 (b)		600,000	630,948
7.25% 4/26/23 (b)		1,300,000	1,409,379
Level 3 Communications, Inc. 5.75% 12/1/22		595,000	621,775
Level 3 Financing, Inc.:
5.125% 5/1/23		575,000	592,250
5.375% 5/1/25		575,000	599,438
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	210,000
Qtel International Finance Ltd. 5% 10/19/25 (b)		275,000	312,813
Sable International Finance Ltd. 6.875% 8/1/22 (b)		2,630,000	2,728,625
SFR Group SA:
6% 5/15/22 (b)		6,120,000	6,242,400
6.25% 5/15/24 (b)		6,405,000	6,363,060
7.375% 5/1/26 (b)		2,405,000	2,458,367
Sprint Capital Corp.:
6.875% 11/15/28		562,000	527,578
8.75% 3/15/32		456,000	465,120
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		400,000	414,000
U.S. West Communications:
6.875% 9/15/33		170,000	169,473
7.25% 9/15/25		35,000	38,301
7.25% 10/15/35		70,000	69,256
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	617,860
Virgin Media Finance PLC 4.875% 2/15/22		565,000	479,544
			35,559,719
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	11,000,000	552,560
Comcel Trust 6.875% 2/6/24 (b)		250,000	257,050
Digicel Group Ltd.:
6.75% 3/1/23 (b)		385,000	339,763
7% 2/15/20 (b)		1,200,000	1,146,000
7.125% 4/1/22 (b)		1,775,000	1,357,343
8.25% 9/30/20 (b)		890,000	773,188
Intelsat Jackson Holdings SA:
5.5% 8/1/23		2,040,000	1,412,700
7.25% 10/15/20		3,485,000	2,700,875
7.5% 4/1/21		585,000	441,675
Millicom International Cellular SA:
4.75% 5/22/20 (b)		555,000	561,272
6% 3/15/25 (b)		1,145,000	1,159,427
6.625% 10/15/21 (b)		1,165,000	1,213,464
MTS International Funding Ltd. 8.625% 6/22/20 (b)		145,000	170,303
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,125,000	1,220,625
10.125% 1/15/23 (b)		1,160,000	1,336,900
10.875% 10/15/25 (b)		2,800,000	3,276,000
Sprint Communications, Inc. 6% 11/15/22		1,410,000	1,307,775
Sprint Corp.:
7.125% 6/15/24		2,940,000	2,866,500
7.625% 2/15/25		1,655,000	1,638,450
7.875% 9/15/23		1,505,000	1,514,406
T-Mobile U.S.A., Inc.:
6% 3/1/23		955,000	1,020,236
6% 4/15/24		920,000	984,400
6.375% 3/1/25		6,800,000	7,395,000
6.5% 1/15/24		3,483,000	3,767,979
6.625% 4/1/23		2,341,000	2,513,649
6.731% 4/28/22		565,000	593,250
6.836% 4/28/23		665,000	716,538
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		220,000	222,750
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		535,000	597,194
			43,057,272
TOTAL TELECOMMUNICATION SERVICES			78,616,991
UTILITIES - 2.1%
Electric Utilities - 0.2%
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	650,000	705,717
EnBW Energie Baden-Wuerttemberg AG 3.375% 4/5/77 (c)	EUR	875,000	974,065
Enel SpA 6.25% 6/20/19	GBP	250,000	368,349
InterGen NV 7% 6/30/23 (b)		200,000	169,000
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	317,500
RJS Power Holdings LLC 4.625% 7/15/19 (b)		535,000	502,900
			3,037,531
Gas Utilities - 0.2%
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	1,450,000	1,889,965
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	208,642
8% 3/1/32		335,000	430,325
			2,528,932
Independent Power and Renewable Electricity Producers - 1.7%
Dynegy, Inc.:
7.375% 11/1/22		1,910,000	1,886,125
7.625% 11/1/24		3,665,000	3,599,030
Energy Future Holdings Corp.:
10.875% 11/1/17 (e)		1,125,000	1,068,750
11.25% 11/1/17 pay-in-kind (c)(e)		896,100	851,295
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		2,670,672	3,218,160
12.25% 3/1/22 (b)(e)		4,149,619	5,104,031
Listrindo Capital BV:
4.95% 9/14/26 (b)		315,000	315,979
6.95% 2/21/19 (Reg. S)		600,000	621,602
PPL Energy Supply LLC 6.5% 6/1/25		460,000	369,150
TerraForm Power Operating LLC:
9.375% 2/1/23 (b)(c)		1,680,000	1,726,200
9.625% 6/15/25 (b)(c)		418,000	438,900
TXU Corp.:
5.55% 11/15/14 (e)		186,000	98,580
6.5% 11/15/24 (e)		3,225,000	1,677,000
6.55% 11/15/34 (e)		2,775,000	1,387,500
			22,362,302
TOTAL UTILITIES			27,928,765

TOTAL NONCONVERTIBLE BONDS			589,341,671

TOTAL CORPORATE BONDS
(Cost $572,804,982)			589,602,855

U.S. Government and Government Agency Obligations - 14.4%
U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority:
1.75% 10/15/18		$1,672,000	$1,700,202
4.25% 9/15/65		1,270,000	1,515,994
5.25% 9/15/39		126,000	174,561
5.375% 4/1/56		414,000	593,090

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,983,847

U.S. Treasury Obligations - 13.8%
U.S. Treasury Bonds:
2.25% 8/15/46		1,815,000	1,787,846
2.5% 2/15/46		1,800,000	1,866,515
2.5% 5/15/46		1,700,000	1,765,210
2.875% 8/15/45		6,730,000	7,519,463
3% 11/15/44		582,000	665,731
3% 11/15/45		100,000	114,461
3.625% 2/15/44		9,514,000	12,150,044
4.25% 5/15/39		2,888,000	3,968,178
4.375% 2/15/38		675,000	943,339
4.75% 2/15/37		450,000	654,240
5.25% 2/15/29 (h)		2,206,000	3,070,648
6.125% 8/15/29		2,023,000	3,045,246
6.25% 8/15/23 (i)		2,249,000	2,966,660
7.875% 2/15/21		200,000	257,703
U.S. Treasury Notes:
0.75% 7/31/18		5,693,000	5,691,446
0.75% 9/30/18		1,000,000	999,688
0.75% 7/15/19		2,106,000	2,098,926
0.75% 8/15/19		3,041,000	3,030,189
0.875% 5/31/18		400,000	400,812
0.875% 6/15/19		10,916,000	10,917,703
1.125% 6/15/18		756,000	760,666
1.125% 1/15/19		1,591,000	1,601,566
1.125% 7/31/21		2,800,000	2,796,172
1.125% 8/31/21		1,300,000	1,298,781
1.125% 9/30/21		7,974,000	7,963,411
1.25% 11/30/18		2,200,000	2,220,196
1.375% 7/31/18		361,000	364,920
1.375% 9/30/18		1,503,000	1,519,909
1.375% 2/28/19		4,070,000	4,121,351
1.375% 3/31/20		1,837,000	1,861,039
1.375% 4/30/20		8,237,000	8,344,468
1.375% 8/31/23		500,000	498,614
1.375% 9/30/23		12,197,000	12,154,591
1.5% 12/31/18		416,000	422,224
1.5% 1/31/19		1,468,000	1,490,478
1.5% 10/31/19		4,512,000	4,590,784
1.5% 1/31/22		3,727,000	3,776,934
1.5% 8/15/26		1,300,000	1,288,270
1.625% 4/30/19		4,433,000	4,518,544
1.625% 6/30/19		5,374,000	5,482,528
1.625% 7/31/20		1,500,000	1,532,637
1.625% 2/15/26		2,745,000	2,751,755
1.625% 5/15/26		1,000,000	1,001,953
1.75% 9/30/19		5,394,000	5,528,219
1.75% 12/31/20		2,634,000	2,704,378
2% 9/30/20		17,083,000	17,700,260
2% 2/15/25		2,949,000	3,055,326
2% 8/15/25		2,424,000	2,510,166
2.125% 6/30/21		1,500,000	1,566,329
2.25% 7/31/21		10,479,000	11,006,639
2.25% 11/15/25		1,250,000	1,320,313
2.375% 7/31/17		141,000	143,016

TOTAL U.S. TREASURY OBLIGATIONS			181,810,485

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.8632% 12/7/20 (NCUA Guaranteed) (c)		131,796	131,495
Series 2011-R1 Class 1A, 0.9749% 1/8/20 (NCUA Guaranteed) (c)		293,274	293,720
Series 2011-R4 Class 1A, 0.8739% 3/6/20 (NCUA Guaranteed) (c)		68,495	68,471
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,704,213

TOTAL OTHER GOVERNMENT RELATED			4,197,899

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $183,194,320)			189,992,231

U.S. Government Agency - Mortgage Securities - 1.5%
Fannie Mae - 1.2%
2.288% 10/1/35 (c)		1,108	1,149
2.29% 11/1/33 (c)		748	777
2.424% 1/1/35 (c)		9,279	9,660
2.425% 11/1/35 (c)		16,573	17,164
2.446% 9/1/33 (c)		20,768	21,473
2.54% 6/1/42 (c)		27,532	28,668
2.572% 3/1/33 (c)		4,659	4,867
2.58% 9/1/36 (c)		4,297	4,489
2.627% 6/1/47 (c)		5,165	5,446
2.654% 2/1/37 (c)		21,879	23,040
2.667% 7/1/35 (c)		14,672	15,415
2.69% 3/1/37 (c)		1,538	1,610
2.693% 2/1/42 (c)		196,035	204,663
2.715% 2/1/36 (c)		629	659
2.757% 1/1/42 (c)		159,172	166,328
2.801% 11/1/36 (c)		2,439	2,563
2.802% 6/1/36 (c)		2,242	2,343
2.943% 9/1/41 (c)		20,581	21,376
2.951% 11/1/40 (c)		18,160	19,146
2.991% 10/1/41 (c)		8,883	9,296
3.007% 5/1/36 (c)		1,502	1,584
3.013% 4/1/36 (c)		10,109	10,750
3.232% 7/1/41 (c)		27,421	28,874
3.282% 8/1/35 (c)		20,174	21,052
3.352% 10/1/41 (c)		17,623	18,551
3.5% 10/1/45		1,399,178	1,476,213
3.5% 10/1/46 (d)		1,400,000	1,477,244
3.5% 10/1/46 (d)		1,900,000	2,004,831
3.5% 10/1/46 (d)		3,300,000	3,482,075
3.548% 7/1/41 (c)		34,926	36,636
4% 5/1/29		3,027,143	3,219,650
4.5% 7/1/33 to 4/1/39		1,617,425	1,793,251
5% 7/1/35		497,719	557,909
5.5% 10/1/20 to 1/1/29		242,872	266,532
6.5% 2/1/17 to 8/1/36		387,559	452,289

TOTAL FANNIE MAE			15,407,573

Freddie Mac - 0.1%
2.196% 1/1/36 (c)		4,797	4,965
2.2% 3/1/37 (c)		1,012	1,048
2.32% 3/1/35 (c)		3,859	3,975
2.54% 7/1/36 (c)		251,077	262,942
2.55% 6/1/37 (c)		1,696	1,765
2.555% 2/1/37 (c)		2,726	2,831
2.563% 1/1/37 (c)		12,810	13,318
2.582% 5/1/37 (c)		2,963	3,090
2.599% 6/1/33 (c)		11,740	12,293
2.625% 5/1/37 (c)		1,911	2,024
2.66% 8/1/37 (c)		4,364	4,552
2.668% 4/1/37 (c)		2,849	3,003
2.82% 10/1/36 (c)		16,703	17,480
2.85% 7/1/35 (c)		8,272	8,638
2.856% 10/1/35 (c)		6,908	7,233
2.885% 5/1/37 (c)		18,371	19,331
2.888% 5/1/37 (c)		40,499	42,661
2.915% 6/1/37 (c)		12,864	13,562
2.949% 6/1/37 (c)		2,812	2,955
2.978% 10/1/42 (c)		129,803	136,830
2.985% 10/1/41 (c)		136,385	143,498
2.99% 9/1/35 (c)		1,183	1,243
3% 2/1/31		678,859	716,365
3.067% 7/1/35 (c)		8,383	8,933
3.068% 9/1/41 (c)		183,369	191,712
3.19% 9/1/41 (c)		23,718	24,851
3.22% 4/1/37 (c)		475	505
3.224% 4/1/41 (c)		19,249	20,029
3.288% 6/1/41 (c)		24,256	25,555
3.295% 7/1/36 (c)		4,152	4,424
3.413% 5/1/41 (c)		15,929	16,650
3.582% 10/1/35 (c)		1,953	2,081
3.64% 6/1/41 (c)		28,526	30,044
3.696% 5/1/41 (c)		25,776	27,180
6% 1/1/24		95,445	104,809
6.5% 1/1/17 to 3/1/22		17,852	19,370

TOTAL FREDDIE MAC			1,901,745

Ginnie Mae - 0.2%
4.3% 8/20/61 (j)		278,857	288,522
4.649% 2/20/62 (j)		195,878	205,323
4.682% 2/20/62 (j)		259,740	271,636
4.684% 1/20/62 (j)		1,195,391	1,246,457
5.47% 8/20/59 (j)		43,769	44,462
5.5% 11/15/35		161,925	186,434
5.612% 4/20/58 (j)		2,494	2,500
6% 6/15/36		305,045	358,086

TOTAL GINNIE MAE			2,603,420

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $19,768,299)			19,912,738

Collateralized Mortgage Obligations - 3.3%
U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.4553% 6/25/36 (c)		$341,780	$346,374
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		49	50
Series 2003-70 Class BJ, 5% 7/25/33		17,596	19,676
Series 2005-19 Class PA, 5.5% 7/25/34		99,937	106,373
Series 2005-27 Class NE, 5.5% 5/25/34		70,886	72,141
Series 2005-64 Class PX, 5.5% 6/25/35		104,565	114,902
Series 2005-68 Class CZ, 5.5% 8/25/35		397,597	448,520
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	327,726
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		615	623
Series 2003-117 Class MD, 5% 12/25/23		75,249	81,308
Series 2004-52 Class KZ, 5.5% 7/25/34		813,503	923,604
Series 2004-91 Class Z, 5% 12/25/34		306,558	343,036
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	42,937
Series 2005-14 Class ZB, 5% 3/25/35		120,179	134,494
Series 2006-72 Class CY, 6% 8/25/26		55,600	61,075
Series 2009-59 Class HB, 5% 8/25/39		169,033	189,084
Series 2010-88 Class NA, 4% 8/25/28		106,938	107,082
Series 2010-97 Class CX, 4.5% 9/25/25		550,000	606,750
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		15,193	1,016
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		23,120	1,479
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		177,756	22,927
Series 2010-39 Class FG, 1.4453% 3/25/36 (c)		212,796	216,892
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		52,768	2,880
Series 2011-67 Class AI, 4% 7/25/26 (k)		53,667	5,737
Series 2012-27 Class EZ, 4.25% 3/25/42		469,249	516,689
Series 2016-26 Class CG, 3% 5/25/46		1,084,448	1,130,951
Freddie Mac:
floater:
Series 2630 Class FL, 1.0243% 6/15/18 (c)		197	198
Series 2711 Class FC, 1.4243% 2/15/33 (c)		116,437	117,931
floater planned amortization class Series 2770 Class FH, 0.9243% 3/15/34 (c)		145,414	145,721
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		2,592	2,826
Series 2376 Class JE, 5.5% 11/15/16		83	83
Series 2381 Class OG, 5.5% 11/15/16		4	4
Series 2425 Class JH, 6% 3/15/17		376	379
Series 2996 Class MK, 5.5% 6/15/35		5,455	6,123
Series 3415 Class PC, 5% 12/15/37		52,155	56,901
Series 3763 Class QA, 4% 4/15/34		89,125	90,545
Series 3840 Class VA, 4.5% 9/15/27		239,360	252,059
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		30,694	30,821
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		622,007	707,691
Series 2303 Class ZV, 6% 4/15/31		6,180	6,775
Series 2877 Class ZD, 5% 10/15/34		364,695	407,978
Series 3745 Class KV, 4.5% 12/15/26		409,130	446,882
Series 3806 Class L, 3.5% 2/15/26		453,000	494,320
Series 3843 Class PZ, 5% 4/15/41		146,837	182,291
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		451,134	480,322
Series 4341 Class ML, 3.5% 11/15/31		599,418	634,223
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.0318% 7/20/37 (c)		72,417	72,698
Series 2008-2 Class FD, 1.0118% 1/20/38 (c)		17,730	17,795
Series 2008-73 Class FA, 1.3918% 8/20/38 (c)		116,797	118,741
Series 2008-83 Class FB, 1.4318% 9/20/38 (c)		105,628	107,482
Series 2009-108 Class CF, 1.1296% 11/16/39 (c)		85,461	86,062
Series 2009-116 Class KF, 1.0596% 12/16/39 (c)		65,317	65,631
Series 2010-H17 Class FA, 0.8538% 7/20/60 (c)(j)		420,921	417,169
Series 2010-H18 Class AF, 0.7939% 9/20/60 (c)(j)		519,307	514,182
Series 2010-H19 Class FG, 0.7939% 8/20/60 (c)(j)		555,097	549,693
Series 2010-H27 Series FA, 0.8739% 12/20/60 (c)(j)		237,113	235,425
Series 2011-H05 Class FA, 0.9939% 12/20/60 (c)(j)		325,288	324,566
Series 2011-H07 Class FA, 0.9939% 2/20/61 (c)(j)		555,336	554,176
Series 2011-H12 Class FA, 0.9839% 2/20/61 (c)(j)		788,498	786,565
Series 2011-H13 Class FA, 0.9939% 4/20/61 (c)(j)		283,340	282,724
Series 2011-H14:
Class FB, 0.9939% 5/20/61 (c)(j)		341,482	340,647
Class FC, 0.9939% 5/20/61 (c)(j)		297,942	297,254
Series 2011-H17 Class FA, 1.0239% 6/20/61 (c)(j)		391,334	390,898
Series 2011-H21 Class FA, 1.0939% 10/20/61 (c)(j)		437,637	438,166
Series 2012-H01 Class FA, 1.1939% 11/20/61 (c)(j)		379,360	381,198
Series 2012-H03 Class FA, 1.1939% 1/20/62 (c)(j)		237,989	239,146
Series 2012-H06 Class FA, 1.1239% 1/20/62 (c)(j)		373,943	374,800
Series 2012-H07 Class FA, 1.1239% 3/20/62 (c)(j)		221,908	222,433
Series 2013-H19 Class FD, 1.0939% 8/20/63 (c)(j)		188,393	188,624
Series 2014-H11 Class BA, 0.9939% 6/20/64 (c)(j)		1,725,257	1,721,027
Series 2015-H13 Class FL, 0.7739% 5/20/63 (c)(j)		1,629,839	1,624,067
Series 2015-H19 Class FA, 0.6939% 4/20/63 (c)(j)		1,560,056	1,552,920
Series 2016-H20 Class FM, 0.924% 12/20/62 (c)		1,000,000	1,000,000
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		793	794
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	718,747
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		129,079	10,773
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	521,764
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		298,754	298,198
Series 2013-H26 Class HA, 3.5% 9/20/63 (j)		1,277,617	1,327,794
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		360,773	371,139
Series 2016-H02 Class FM, 0.9939% 9/20/62 (c)(j)		1,241,089	1,240,717
Series 2016-H04 Class FE, 1.1439% 11/20/65 (c)(j)		417,281	418,013
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		936,895	984,927
Series 2010-H17 Class XP, 5.2991% 7/20/60 (c)(j)		1,177,294	1,232,252
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(j)		937,483	982,949
Series 2011-71 Class ZB, 5.5% 8/20/34		684,730	777,389
Series 2012-64 Class KB, 18.215% 5/20/41 (c)		8,941	12,149
Series 2013-124:
Class ES, 7.9576% 4/20/39 (c)(l)		516,389	556,207
Class ST, 8.091% 8/20/39 (c)(l)		991,911	1,091,710
Series 2013-H01 Class FA, 1.65% 1/20/63 (j)		1,153,463	1,151,497
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		1,270,775	1,288,714
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		2,835,541	2,873,281
Class JA, 2.5% 6/20/65 (j)		356,244	360,205
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(j)		2,661,320	2,657,107
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(j)		1,411,579	1,409,562
Series 2090-118 Class XZ, 5% 12/20/39		735,240	892,740
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,837,623)			43,971,116

Commercial Mortgage Securities - 0.8%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	285,297
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,042,000	1,128,279
Series K027 Class A2, 2.637% 1/25/23		377,000	396,304
Series K029 Class A2, 3.32% 2/25/23 (c)		198,000	216,178
Series K034 Class A1, 2.669% 2/25/23		964,306	990,967
Series K037 Class A2, 3.49% 1/25/24		611,000	676,784
Series K710 Class A2, 1.883% 5/25/19		436,000	442,106
Series K717 Class A2, 2.991% 9/25/21		234,000	249,125
Series K039 Class A2, 3.303% 7/25/24		2,013,000	2,203,534
Series K042 Class A2, 2.67% 12/25/24		1,700,000	1,788,056
2.313% 3/25/20		280,000	288,212
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K038 Class A2, 3.389% 3/25/24		350,000	385,319
Series K044 Class A2, 2.811% 1/25/25		1,600,000	1,700,316
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,401,234)			10,750,477

Foreign Government and Government Agency Obligations - 14.9%
Argentine Republic:
6.25% 4/22/19 (b)		1,580,000	1,675,590
6.875% 4/22/21 (b)		3,965,000	4,315,903
7% 4/17/17		4,085,000	4,174,076
7.5% 4/22/26 (b)		420,000	473,760
8.75% 5/7/24		455,000	528,489
Australian Commonwealth:
1.75% 11/21/20	AUD	4,600,000	3,545,920
3.75% 4/21/37 (Reg. S)	AUD	1,200,000	1,096,901
4.25% 4/21/26	AUD	3,450,000	3,176,824
Azerbaijan Republic 4.75% 3/18/24 (b)		250,000	259,128
Belarus Republic 8.95% 1/26/18		2,190,000	2,292,930
Brazilian Federative Republic:
4.25% 1/7/25		630,000	628,425
5.625% 1/7/41		915,000	910,425
6% 4/7/26		195,000	215,963
7.125% 1/20/37		1,645,000	1,932,875
8.25% 1/20/34		2,310,000	2,962,575
Buenos Aires Province:
5.75% 6/15/19 (b)		150,000	154,875
9.375% 9/14/18 (b)		410,000	451,000
9.95% 6/9/21 (b)		335,000	385,250
10.875% 1/26/21 (b)		100,000	117,000
10.875% 1/26/21 (Reg. S)		2,530,000	2,960,100
Buoni del Tesoro Poliennali:
0.25% 5/15/18	EUR	50,000	56,493
1.6% 6/1/26	EUR	1,000,000	1,164,669
2.7% 3/1/47 (b)	EUR	1,400,000	1,733,325
4.5% 3/1/24	EUR	1,825,000	2,592,984
Canadian Government:
1.5% 6/1/26	CAD	4,600,000	3,668,535
3.5% 12/1/45	CAD	3,350,000	3,635,859
Central Bank of Nigeria warrants 11/15/20 (m)(n)		750	57,658
City of Buenos Aires 8.95% 2/19/21 (b)		695,000	792,300
Colombian Republic:
4.375% 3/21/23	COP	3,427,000,000	1,068,107
5.625% 2/26/44		200,000	231,500
7.375% 9/18/37		365,000	491,838
10.375% 1/28/33		830,000	1,311,400
Congo Republic 4% 6/30/29 (f)		1,425,665	979,232
Costa Rican Republic:
5.625% 4/30/43 (b)		200,000	183,000
7% 4/4/44 (b)		670,000	715,225
Croatia Republic:
5.5% 4/4/23 (b)		175,000	194,551
6% 1/26/24 (b)		200,000	230,000
6.375% 3/24/21 (b)		500,000	562,600
6.625% 7/14/20 (b)		170,000	190,485
Danish Kingdom 1.75% 11/15/25	DKK	9,600,000	1,679,615
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		230,000	240,360
6.25% 7/27/21 (b)		210,000	219,470
Dominican Republic:
1.8125% 8/30/24 (c)		1,820,000	1,779,050
6.85% 1/27/45 (b)		690,000	772,800
6.875% 1/29/26 (b)		460,000	532,450
7.45% 4/30/44 (b)		830,000	985,625
7.5% 5/6/21 (b)		515,000	576,800
French Government:
OAT:
1.75% 5/25/23	EUR	1,650,000	2,107,205
3.25% 5/25/45	EUR	2,050,000	3,607,120
0.5% 5/25/26	EUR	2,400,000	2,793,669
German Federal Republic 0% 8/15/26(Reg. S)	EUR	3,900,000	4,434,137
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	356,252
Hungarian Republic:
5.75% 11/22/23		427,000	502,793
7.625% 3/29/41		268,000	420,385
Indonesian Republic:
4.75% 1/8/26 (b)		295,000	329,485
5.25% 1/17/42 (b)		270,000	308,899
6.625% 2/17/37 (b)		525,000	688,287
6.75% 1/15/44 (b)		205,000	280,159
7.75% 1/17/38 (b)		970,000	1,402,781
8.375% 3/15/24	IDR	18,609,000,000	1,542,076
8.5% 10/12/35 (Reg. S)		900,000	1,362,233
Irish Republic:
1% 5/15/26(Reg. S)	EUR	2,100,000	2,508,716
2% 2/18/45 (Reg.S)	EUR	900,000	1,216,312
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		965,000	1,017,580
8.25% 4/15/24 (b)		200,000	218,982
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	5,171,787
5.5% 12/4/23		1,628,000	2,041,413
Ivory Coast 5.75% 12/31/32		1,212,750	1,191,769
Japan Government:
0.1% 8/15/17	JPY	159,750,000	1,580,896
0.1% 12/20/20	JPY	656,700,000	6,572,699
0.1% 6/20/26	JPY	225,000,000	2,261,205
0.4% 3/20/56	JPY	205,000,000	1,933,900
0.9% 3/20/22	JPY	100,000,000	1,047,946
0.9% 6/20/22	JPY	874,050,000	9,184,399
1.9% 9/20/30	JPY	625,000,000	7,722,807
Jordanian Kingdom:
2.503% 10/30/20		2,924,000	3,078,156
3% 6/30/25		1,179,000	1,276,086
Kazakhstan Republic 6.5% 7/21/45 (b)		285,000	355,253
Kingdom of Norway 3.75% 5/25/21	NOK	4,800,000	677,930
Lebanese Republic:
4% 12/31/17		886,500	877,635
5.45% 11/28/19		255,000	251,751
6.375% 3/9/20		150,000	150,906
New Zealand Government 6% 5/15/21	NZD	1,000,000	857,577
Ontario Province 2.4% 6/2/26	CAD	3,600,000	2,875,418
Panamanian Republic:
6.7% 1/26/36		140,000	191,100
8.875% 9/30/27		75,000	112,500
9.375% 4/1/29		140,000	216,650
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		300,000	325,140
Peruvian Republic:
4% 3/7/27 (f)		570,000	570,000
6.35% 8/12/28 (b)	PEN	1,940,000	572,601
8.2% 8/12/26 (Reg. S)	PEN	4,040,000	1,417,870
Provincia de Cordoba:
7.125% 6/10/21 (b)		1,050,000	1,102,500
12.375% 8/17/17 (b)		515,000	552,981
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		768,750	768,904
Republic of Armenia:
6% 9/30/20 (b)		920,000	951,234
7.15% 3/26/25 (b)		400,000	425,080
Republic of Iceland 5.875% 5/11/22 (b)		240,000	281,966
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,750,000	1,425,813
Republic of Nigeria 5.125% 7/12/18 (b)		605,000	609,568
Republic of Serbia:
6.75% 11/1/24 (b)		786,400	791,388
7.25% 9/28/21 (b)		600,000	698,424
Republic of Singapore 3.25% 9/1/20	SGD	3,400,000	2,688,436
Russian Federation:
4.875% 9/16/23 (b)		400,000	439,800
5.625% 4/4/42 (b)		400,000	461,901
5.875% 9/16/43 (b)		800,000	954,064
7.5% 3/15/18	RUB	47,550,000	747,943
12.75% 6/24/28 (Reg. S)		2,460,000	4,430,194
South African Republic 5.875% 5/30/22		100,000	113,000
Spanish Kingdom:
0.75% 7/30/21	EUR	6,200,000	7,202,547
2.75% 10/31/24 (Reg. S)	EUR	3,800,000	4,971,696
2.9% 10/31/46(Reg. S) (b)	EUR	700,000	947,095
Sweden Kingdom 3.5% 6/1/22	SEK	18,500,000	2,634,441
Switzerland Confederation 4.25% 6/5/17	CHF	3,550,000	3,783,500
Turkish Republic:
5.125% 3/25/22		385,000	400,400
5.625% 3/30/21		490,000	521,850
6.25% 9/26/22		775,000	850,563
6.75% 5/30/40		495,000	576,680
6.875% 3/17/36		505,000	589,386
7% 6/5/20		250,000	276,625
7.25% 3/5/38		420,000	512,770
7.375% 2/5/25		620,000	732,993
7.5% 11/7/19		695,000	772,979
8% 2/14/34		300,000	387,525
9.4% 7/8/20	TRY	4,500,000	1,519,878
11.875% 1/15/30		555,000	923,437
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		265,000	270,896
Ukraine Government:
0% 5/31/40 (b)(c)		304,000	97,234
1.471% 9/29/21		1,600,000	1,609,678
7.75% 9/1/20 (b)		368,000	359,610
7.75% 9/1/21 (b)		328,000	318,226
7.75% 9/1/22 (b)		226,000	218,135
7.75% 9/1/23 (b)		105,000	100,800
7.75% 9/1/24 (b)		105,000	100,241
7.75% 9/1/25 (b)		105,000	99,673
7.75% 9/1/26 (b)		150,000	141,780
7.75% 9/1/27 (b)		150,000	141,030
United Kingdom, Great Britain and Northern Ireland 4.25% 6/7/32	GBP	200,000	372,972
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	3,200,000	5,735,744
United Mexican States 6.5% 6/10/21	MXN	18,015,000	957,210
Uruguay Republic 7.875% 1/15/33 pay-in-kind		380,000	536,750
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		10,236	23,031
9.25% 9/15/27		1,145,000	623,453
11.95% 8/5/31 (Reg. S)		750,000	450,000
12.75% 8/23/22		440,000	286,000
Vietnamese Socialist Republic:
2.0625% 3/13/28 (c)		75,000	65,194
4% 3/12/28 (f)		2,106,000	2,088,352
4.8% 11/19/24 (b)		200,000	212,302
6.75% 1/29/20 (b)		400,000	445,649
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $185,069,862)			196,817,926
		Shares	Value

Common Stocks - 4.4%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.3%
Chassix Holdings, Inc. (m)		33,750	1,170,788
Chassix Holdings, Inc. warrants (m)		1,921	19,825
Delphi Automotive PLC		13,500	962,820
Exide Technologies (m)		2,115	0
Exide Technologies (m)		7,052	0
Lear Corp.		9,700	1,175,834
Tenneco, Inc. (m)		14,900	868,223
			4,197,490
Automobiles - 0.0%
General Motors Co.		328	10,421
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (m)(o)		2,218	7,418
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. unit		86,800	1,232,560
Household Durables - 0.3%
CalAtlantic Group, Inc.		19,740	660,106
Harman International Industries, Inc.		14,700	1,241,415
Lennar Corp. Class A		26,700	1,130,478
Newell Brands, Inc.		10,516	553,773
Taylor Morrison Home Corp. (m)		37,600	661,760
			4,247,532
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.		5,000	583,600
Media - 0.4%
AMC Networks, Inc. Class A (m)		17,000	881,620
DISH Network Corp. Class A (m)		15,800	865,524
Naspers Ltd. Class N		9,500	1,644,193
Sinclair Broadcast Group, Inc. Class A		50,200	1,449,776
			4,841,113
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp. (m)		8,500	506,175

TOTAL CONSUMER DISCRETIONARY			15,626,309

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Health Corp.		7,300	649,627
Ovation Acquisition I LLC (o)		158,313	1,583
			651,210
Food Products - 0.0%
Reddy Ice Holdings, Inc. (m)		5,683	1,739

TOTAL CONSUMER STAPLES			652,949

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (m)		14,400	79,200
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP		7,975	169,469
Pacific Exploration and Production Corp. warrants (m)		11,525	342,984
			512,453

TOTAL ENERGY			591,653

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (m)		314,563	3
The Blackstone Group LP		24,700	630,591
			630,594
Consumer Finance - 0.1%
OneMain Holdings, Inc. (m)		27,700	857,315

TOTAL FINANCIALS			1,487,909

HEALTH CARE - 0.7%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (m)		9,800	1,200,892
Regeneron Pharmaceuticals, Inc. (m)		2,900	1,165,858
			2,366,750
Health Care Equipment & Supplies - 0.1%
Medtronic PLC		13,000	1,123,200
Health Care Providers & Services - 0.2%
AmSurg Corp. (m)		16,000	1,072,800
HCA Holdings, Inc. (m)		27,100	2,049,573
Rotech Healthcare, Inc. (m)		6,069	81,325
			3,203,698
Pharmaceuticals - 0.2%
Allergan PLC (m)		7,600	1,750,356
Patheon NV		31,000	918,530
			2,668,886

TOTAL HEALTH CARE			9,362,534

INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (m)		106,500	860,475
Delta Air Lines, Inc.		10,800	425,088
			1,285,563
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (m)(o)		894,972	53,698
Construction & Engineering - 0.0%
AECOM (m)		20,000	594,600
Marine - 0.0%
U.S. Shipping Partners Corp. (m)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (m)		6,028	0
			0
Road & Rail - 0.1%
Avis Budget Group, Inc. (m)		19,900	680,779
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		15,600	445,848
HD Supply Holdings, Inc. (m)		37,300	1,192,854
Penhall Acquisition Co.:
Class A (m)		321	24,945
Class B (m)		107	8,315
United Rentals, Inc. (m)		25,100	1,970,099
			3,642,061
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (b)(m)		31,897	175,933

TOTAL INDUSTRIALS			6,432,634

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.1%
CDW Corp.		28,100	1,285,013
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (m)		32,900	3,480,491
Alphabet, Inc. Class A		2,600	2,090,556
Baidu.com, Inc. sponsored ADR (m)		3,400	619,038
Facebook, Inc. Class A (m)		17,300	2,219,071
			8,409,156
IT Services - 0.2%
Global Payments, Inc.		9,100	698,516
MasterCard, Inc. Class A		8,900	905,753
PayPal Holdings, Inc. (m)		19,200	786,624
			2,390,893
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Ltd.		8,500	1,466,420
Cypress Semiconductor Corp.		309	3,757
MagnaChip Semiconductor Corp.(m)		2,669	22,259
NXP Semiconductors NV (m)		16,117	1,644,095
Qorvo, Inc. (m)		32,495	1,811,271
Skyworks Solutions, Inc.		23,700	1,804,518
			6,752,320
Software - 0.1%
Electronic Arts, Inc. (m)		10,000	854,000
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		10,300	1,164,415

TOTAL INFORMATION TECHNOLOGY			20,855,797

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		5,700	459,762
Metals & Mining - 0.1%
Aleris Corp. (m)(o)		2,037	20,248
Freeport-McMoRan, Inc.		50,800	551,688
Mirabela Nickel Ltd. (m)		217,900	13,842
			585,778

TOTAL MATERIALS			1,045,540

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (m)		34,700	1,621,184
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	5,963
TOTAL COMMON STOCKS
(Cost $58,684,442)			57,682,472

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)		2,286	18,988
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		1,500	1,232,445
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,516,317)			1,251,433
		Principal Amount(a)	Value

Bank Loan Obligations - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		421,556	425,772
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		653,400	654,870
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		245,000	238,875
			893,745
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		782,987	780,544
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		2,222,785	2,191,288
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		46,574	46,438
			3,018,270

TOTAL CONSUMER DISCRETIONARY			4,337,787

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		285,000	285,000
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		1,233,657	611,684
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		323,508	321,890
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		2,060,000	2,161,723
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (c)		785,000	823,512
TPF II Power, LLC Tranche B, term loan 5% 10/2/21 (c)		209,757	211,697
			3,518,822

TOTAL ENERGY			4,130,506

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		610,000	610,763
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,043,217	1,043,780
InVentiv Health, Inc. Tranche B, term loan 9/29/23 (p)		1,275,000	1,277,652
			2,321,432
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		2,027,571	1,952,490
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		1,145,135	1,145,135
			3,097,625
MATERIALS - 0.0%
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (e)		267,300	90,882
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (c)		222,680	216,928
			307,810
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		571,300	567,015
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (c)		57,443	54,570
Tranche D 2LN, term loan 4.1673% 3/31/19 (c)		287,558	273,180
			327,750

TOTAL TELECOMMUNICATION SERVICES			894,765

UTILITIES - 0.4%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		300,639	301,204
Independent Power and Renewable Electricity Producers - 0.4%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		4,797,004	4,830,583

TOTAL UTILITIES			5,131,787

TOTAL BANK LOAN OBLIGATIONS
(Cost $20,864,349)			21,117,475

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.875% 12/14/19 (c)		183,386	179,718
Goldman Sachs 1.875% 12/14/19 (c)		330,069	323,468
Mizuho 1.875% 12/14/19 (c)		246,811	241,875
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $724,604)			745,061
		Shares	Value

Fixed-Income Funds - 6.8%
Fidelity Floating Rate Central Fund (q)
(Cost $90,400,137)		873,809	89,661,541
		Principal Amount(a)	Value

Preferred Securities - 3.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(g)		770,000	823,308
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		1,185,000	1,188,293
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Total SA:
2.625% (Reg. S) (c)(g)	EUR	100,000	110,270
2.708% (Reg. S) (c)(g)	EUR	750,000	842,513
			952,783
FINANCIALS - 2.7%
Banks - 2.3%
Banco Do Brasil SA 9% (b)(c)(g)		400,000	354,328
Bank of America Corp.:
5.125% (c)(g)		1,345,000	1,341,426
5.2% (c)(g)		2,762,000	2,737,372
6.25% (c)(g)		910,000	951,713
Barclays Bank PLC 7.625% 11/21/22		895,000	1,018,114
Citigroup, Inc.:
5.8% (c)(g)		1,130,000	1,164,482
5.9% (c)(g)		1,455,000	1,516,889
5.95% (c)(g)		2,675,000	2,798,361
6.25% (c)(g)		920,000	1,015,031
6.3% (c)(g)		270,000	283,850
Intesa Sanpaolo SpA 8.375% (c)(g)	EUR	500,000	679,063
JPMorgan Chase & Co.:
5% (c)(g)		1,615,000	1,612,578
5.3% (c)(g)		865,000	895,954
6% (c)(g)		5,580,000	5,879,622
6.125% (c)(g)		725,000	785,597
6.75% (c)(g)		400,000	445,976
Royal Bank of Scotland Group PLC 8.625% (c)(g)		740,000	734,477
Wells Fargo & Co.:
5.875% (c)(g)		2,600,000	2,866,074
5.9% (c)(g)		3,065,000	3,229,467
			30,310,374
Capital Markets - 0.3%
Bank of Scotland 7.281% (c)(g)	GBP	350,000	555,513
Goldman Sachs Group, Inc.:
5.375% (c)(g)		1,665,000	1,708,299
5.7% (c)(g)		1,701,000	1,762,328
			4,026,140
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (b)(g)		400,000	336,250
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(g)	EUR	300,000	341,448
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(g)	EUR	400,000	432,725
Society of Lloyd's 7.421% (c)(g)	GBP	400,000	545,153
			1,319,326

TOTAL FINANCIALS			35,992,090

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(g)		2,950,000	1,382,083
7.5% (Reg. S) (g)		100,000	46,850
			1,428,933
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		1,020,000	506,469
TOTAL PREFERRED SECURITIES
(Cost $41,424,026)			40,891,876
		Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.43% (r)
(Cost $61,308,781)		61,308,682	61,327,074
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,289,998,976)			1,323,724,275
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(4,540,673)
NET ASSETS - 100%			$1,319,183,602

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 10/1/46	$(3,300,000)	$(3,482,075)
3.5% 10/1/46	(3,300,000)	(3,482,075)
TOTAL TBA SALE COMMITMENTS
(Proceeds $6,945,984)		$(6,964,150)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
29 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	$6,335,594	$1,632
25 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	4,596,875	(94,376)
TOTAL FUTURES CONTRACTS			$(92,744)

The face value of futures purchased as a percentage of Net Assets is 0.8%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
CME	Dec. 2026	USD 200,000	1.75%	3-month LIBOR	$1,228	$0	$1,228
LCH	Dec. 2046	900,000	3-month LIBOR	2.25%	(25,014)	0	(25,014)

TOTAL INTEREST RATE SWAPS					$(23,786)	$0	$(23,786)

 (1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,898,432 or 22.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $171,210.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $166,207.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Non-income producing

 (n) Quantity represents share amount.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,948 or 0.0% of net assets.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aleris Corp.	6/1/10	$71,295
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Ovation Acquisition I LLC	12/23/15	$1,583
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$466,147

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$213,412
Fidelity Floating Rate Central Fund	2,917,352
Fidelity Securities Lending Cash Central Fund	678
Total	$3,131,442

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$70,696,113	$15,258,283	$--	$89,661,541	5.6%
Total	$70,696,113	$15,258,283	$--	$89,661,541

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$15,626,309	$12,784,085	$1,651,611	$1,190,613
Consumer Staples	671,937	649,627	--	22,310
Energy	591,653	248,669	--	342,984
Financials	1,487,909	1,487,906	--	3
Health Care	10,594,979	10,513,654	--	81,325
Industrials	6,432,634	6,169,743	--	262,891
Information Technology	20,855,797	20,855,797	--	--
Materials	1,045,540	1,011,450	--	34,090
Telecommunication Services	1,621,184	1,621,184	--	--
Utilities	5,963	5,963	--	--
Corporate Bonds	589,602,855	--	589,193,342	409,513
U.S. Government and Government Agency Obligations	189,992,231	--	189,992,231	--
U.S. Government Agency - Mortgage Securities	19,912,738	--	19,912,738	--
Collateralized Mortgage Obligations	43,971,116	--	43,971,116	--
Commercial Mortgage Securities	10,750,477	--	10,750,477	--
Foreign Government and Government Agency Obligations	196,817,926	--	196,224,895	593,031
Bank Loan Obligations	21,117,475	--	20,363,953	753,522
Sovereign Loan Participations	745,061	--	--	745,061
Fixed-Income Funds	89,661,541	89,661,541	--	--
Preferred Securities	40,891,876	--	40,891,876	--
Money Market Funds	61,327,074	61,327,074	--	--
Total Investments in Securities:	$1,323,724,275	$206,336,693	$1,112,952,239	$4,435,343
Derivative Instruments:
Assets
Futures Contracts	$1,632	$1,632	$--	$--
Swaps	1,228	--	1,228	--
Total Assets	$2,860	$1,632	$1,228	$--
Liabilities
Futures Contracts	$(94,376)	$(94,376)	$--	$--
Swaps	(25,014)	--	(25,014)	--
Total Liabilities	$(119,390)	$(94,376)	$(25,014)	$--
Total Derivative Instruments:	$(116,530)	$(92,744)	$(23,786)	$--
Other Financial Instruments:
TBA Sale Commitments	$(6,964,150)	$--	$(6,964,150)	$--
Total Other Financial Instruments:	$(6,964,150)	$--	$(6,964,150)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $1,285,647,105. Net unrealized appreciation aggregated $38,077,170, of which $65,763,972 related to appreciated investment securities and $27,686,802 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

September 30, 2016

VIPTV-QTLY-1116
1.955030.103

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.3%
	Shares	Value
Domestic Equity Funds - 41.8%
Fidelity Banking Portfolio (a)	25,816	$658,296
Fidelity Blue Chip Growth Fund (a)	4,703	330,220
Fidelity Blue Chip Value Fund (a)	47,848	782,307
Fidelity Chemicals Portfolio (a)	13,079	1,877,177
Fidelity Consumer Discretionary Portfolio (a)	171,160	6,079,593
Fidelity Consumer Staples Portfolio (a)	66,003	6,324,410
Fidelity Defense and Aerospace Portfolio (a)	19,680	2,421,045
Fidelity Energy Portfolio (a)	94,115	4,156,105
Fidelity Equity Dividend Income Fund (a)	134,981	3,590,500
Fidelity Financial Services Portfolio (a)	1,327	112,898
Fidelity Global Commodity Stock Fund (a)	8,326	90,342
Fidelity Health Care Portfolio (a)	20,766	4,192,648
Fidelity Industrial Equipment Portfolio (a)	31,409	1,246,289
Fidelity Industrials Portfolio (a)	110,893	3,465,398
Fidelity Insurance Portfolio (a)	50,467	3,601,827
Fidelity IT Services Portfolio (a)	2,372	98,895
Fidelity Large Cap Stock Fund (a)	819	22,993
Fidelity Low-Priced Stock Fund (a)	2,470	120,450
Fidelity Medical Equipment and Systems Portfolio (a)	126,127	5,443,633
Fidelity Mid Cap Value Fund (a)	10	232
Fidelity OTC Portfolio (a)	19,492	1,698,373
Fidelity Real Estate Investment Portfolio (a)	24,890	1,088,956
Fidelity Retailing Portfolio (a)	19,591	2,150,877
Fidelity Semiconductors Portfolio (a)	30,567	2,833,295
Fidelity Series Commodity Strategy Fund (a)(b)	15,548	82,248
Fidelity Small Cap Stock Fund (a)	24,226	433,887
Fidelity Software and IT Services Portfolio (a)	46,725	6,316,319
Fidelity Stock Selector Large Cap Value Fund (a)	134,268	2,383,250
Fidelity Technology Portfolio (a)	89,253	12,058,027
Fidelity Telecom and Utilities Fund (a)	8,368	209,446
Fidelity Telecommunications Portfolio (a)	47,001	3,299,932
Fidelity Utilities Portfolio (a)	24,401	1,796,167
Fidelity Value Discovery Fund (a)	8,510	206,362
iShares Dow Jones U.S. Technology Sector Index ETF	1,683	200,277
KBW Regional Banking ETF	112,118	4,739,228
Vanguard Health Care ETF	14,828	1,970,493
Vanguard Industrials ETF	4,171	462,581
Vanguard Materials ETF	15,818	1,691,261
Vanguard Telecommunication Services ETF	2,207	208,319
Vanguard Utilities ETF	1,380	147,605
Vanguard Value ETF	36,348	3,162,276

TOTAL DOMESTIC EQUITY FUNDS		91,754,437

International Equity Funds - 19.5%
Fidelity Diversified International Fund (a)	8,601	304,750
Fidelity Emerging Markets Fund (a)	6,504	160,326
Fidelity Europe Fund (a)	17,475	637,650
Fidelity International Capital Appreciation Fund (a)	126,039	2,219,539
Fidelity International Discovery Fund (a)	14,917	586,525
Fidelity International Small Cap Fund (a)	217,762	5,422,284
Fidelity International Small Cap Opportunities Fund (a)	206,291	3,209,886
Fidelity Japan Smaller Companies Fund (a)	122,659	1,896,312
Fidelity Nordic Fund (a)	27,930	1,354,598
Fidelity Overseas Fund (a)	387,044	16,310,055
iShares MSCI EAFE Index ETF	39,778	2,352,073
PowerShares DB Commodity Index Tracking ETF (b)	113,393	1,702,029
Vanguard Emerging Markets ETF	86,993	3,273,547
WisdomTree Europe Hedged Equity ETF	36,650	1,969,571
WisdomTree Japan Hedged Equity ETF	31,582	1,355,184

TOTAL INTERNATIONAL EQUITY FUNDS		42,754,329

TOTAL EQUITY FUNDS
(Cost $126,410,262)		134,508,766

Fixed-Income Funds - 34.5%
Fixed-Income Funds - 34.5%
Fidelity Conservative Income Bond Fund (a)	299,252	3,001,496
Fidelity Corporate Bond Fund (a)	1,619,460	18,915,293
Fidelity Floating Rate High Income Fund (a)	575,824	5,504,874
Fidelity High Income Fund (a)	3,103	26,930
Fidelity Inflation-Protected Bond Fund (a)	202,255	2,518,077
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	263,303	2,651,459
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	108,060	1,557,148
Fidelity New Markets Income Fund (a)	36,150	590,697
Fidelity Total Bond Fund (a)	2,431,248	26,403,351
Fidelity U.S. Bond Index Fund Institutional Class (a)	694,950	8,297,706
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,868	1,954,620
iShares JPMorgan USD Emerging Markets Bond ETF	15,155	1,776,318
SPDR Lehman High Yield Bond ETF	71,425	2,622,726

TOTAL FIXED-INCOME FUNDS

(Cost 74,263,119)		75,820,695

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.43% (c)
(Cost $10,661,629)	10,661,360	10,664,558
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.35% 12/15/16 (d)
(Cost $9,993)	10,000	9,996
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $211,345,003)		221,004,015
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,311,376)
NET ASSETS - 100%		$219,692,639

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	108,020	$(525)

The face value of futures purchased as a percentage of Net Assets is 0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,996.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,608
Total	$9,608

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$68,092	$--	$68,660	$--	$--
Fidelity Banking Portfolio	2,784,888	517,945	2,576,501	--	658,296
Fidelity Blue Chip Growth Fund	8,899,173	63,094	7,823,913	483	330,220
Fidelity Blue Chip Value Fund	5,817,657	103,881	5,148,153	4,682	782,307
Fidelity Chemicals Portfolio	1,236,411	1,947,860	1,479,530	--	1,877,177
Fidelity Conservative Income Bond Fund	--	3,002,492	--	2,492	3,001,496
Fidelity Construction and Housing Portfolio	864,046	445,179	1,306,052	--	--
Fidelity Consumer Discretionary Portfolio	4,893,218	2,109,015	1,191,174	6,149	6,079,593
Fidelity Consumer Staples Portfolio	6,189,852	2,929,876	3,155,048	11,380	6,324,410
Fidelity Contrafund	4,986,532	2,077,347	6,929,943	668	--
Fidelity Corporate Bond Fund	10,849,255	18,827,712	10,907,878	216,332	18,915,293
Fidelity Defense and Aerospace Portfolio	2,777,934	124,238	652,125	5,375	2,421,045
Fidelity Diversified International Fund	669,702	308,548	618,464	--	304,750
Fidelity Emerging Asia Fund	434,189	--	393,967	--	--
Fidelity Emerging Markets Fund	--	157,556	--	--	160,326
Fidelity Energy Portfolio	3,053,811	1,958,258	1,618,824	3,649	4,156,105
Fidelity Energy Service Portfolio	42,788	--	39,076	--	--
Fidelity Equity Dividend Income Fund	--	5,055,476	1,902,595	24,495	3,590,500
Fidelity Europe Fund	5,179,160	--	4,138,223	--	637,650
Fidelity Financial Services Portfolio	1,356,675	68,728	1,155,492	--	112,898
Fidelity Floating Rate High Income Fund	--	5,966,050	587,294	85,313	5,504,874
Fidelity Global Commodity Stock Fund	--	171,216	93,982	--	90,342
Fidelity Health Care Portfolio	2,181,221	5,060,874	2,755,824	-	4,192,648
Fidelity Health Care Services Portfolio	2,241,999	50,250	2,271,292	-	--
Fidelity High Income Fund	220,912	9,857	224,640	9,857	26,930
Fidelity Industrial Equipment Portfolio	534,971	808,131	181,292	--	1,246,289
Fidelity Industrials Portfolio	4,078,221	1,373,299	2,159,784	--	3,465,398
Fidelity Inflation-Protected Bond Fund	5,728,383	1,140,558	4,762,020	6,438	2,518,077
Fidelity Inflation-Protected Bond Index Fund Institutional Class	--	1,002	1,868,921	1,002	2,651,459
Fidelity Inflation-Protected Bond Index Fund Investor Class	6,379,763	14,303	2,254,978	20	--
Fidelity Insurance Portfolio	2,242,763	1,397,806	229,225	5,484	3,601,827
Fidelity International Capital Appreciation Fund	--	2,356,733	231,517	--	2,219,539
Fidelity International Discovery Fund	447,051	1,002,531	869,931	--	586,525
Fidelity International Index Fund Investor Class	826,554	516	750,109	516	--
Fidelity International Small Cap Fund	1,001,835	4,431,643	563,893	--	5,422,284
Fidelity International Small Cap Opportunities Fund	4,451,820	1,108,303	2,433,364	--	3,209,886
Fidelity IT Services Portfolio	987,894	864,861	1,809,430	--	98,895
Fidelity Japan Fund	1,492,678	--	1,342,865	--	--
Fidelity Japan Smaller Companies Fund	1,420,678	438,747	199,425	--	1,896,312
Fidelity Large Cap Stock Fund	--	34,283	11,461	--	22,993
Fidelity Long-Term Treasury Bond Index Fund Investor Class	4,201,487	483,416	505,849	55,107	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	85,663	3,271,339	20,849	1,557,148
Fidelity Low-Priced Stock Fund	2,808,217	651,725	3,289,044	750	120,450
Fidelity Materials Portfolio	600,264	201,826	743,752	--	--
Fidelity Medical Equipment and Systems Portfolio	2,802,374	2,374,415	810,889	-	5,443,633
Fidelity Mega Cap Stock Fund	5,131	--	4,872	--	--
Fidelity Mid Cap Value Fund	1,979,419	--	1,863,414	--	232
Fidelity New Markets Income Fund	559,927	333,727	360,057	23,003	590,697
Fidelity Nordic Fund	--	1,415,380	139,827	--	1,354,598
Fidelity OTC Portfolio	--	1,788,153	178,795	--	1,698,373
Fidelity Overseas Fund	21,196,546	2,618,141	7,727,758	--	16,310,055
Fidelity Pharmaceuticals Portfolio	1,885,975	24,234	1,699,930	--	--
Fidelity Real Estate Income Fund	448,668	12,725	496,406	10,705	--
Fidelity Real Estate Investment Portfolio	996,749	823,093	877,601	11,724	1,088,956
Fidelity Retailing Portfolio	1,828,033	445,331	224,640	152	2,150,877
Fidelity Semiconductors Portfolio	477,825	2,188,760	356,246	611	2,833,295
Fidelity Series Commodity Strategy Fund	--	171,215	93,982	--	82,248
Fidelity Small Cap Stock Fund	1,023,296	10,704	542,835	-	433,887
Fidelity Software and IT Services Portfolio	2,126,558	4,351,277	764,686	1,094	6,316,319
Fidelity Stock Selector Large Cap Value Fund	2,627,784	442,153	958,586	--	2,383,250
Fidelity Technology Portfolio	9,784,564	2,933,679	2,072,023	--	12,058,027
Fidelity Telecom and Utilities Fund	--	204,047	22,922	2,276	209,446
Fidelity Telecommunications Portfolio	2,372,730	1,135,336	719,244	6,323	3,299,932
Fidelity Total Bond Fund	37,772,328	6,704,861	19,982,301	733,263	26,403,351
Fidelity U.S. Bond Index Fund Institutional Class	--	7,769,650	22,308,233	100,507	8,297,706
Fidelity U.S. Bond Index Fund Investor Class	--	35,024,470	12,443,960	79,654	--
Fidelity Utilities Portfolio	465,956	2,048,240	936,670	1,470	1,796,167
Fidelity Value Discovery Fund	905,832	347,760	1,076,223	1,360	206,362
Total	$191,209,789	$140,518,149	$161,178,949	$1,433,183	$180,741,353

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$134,508,766	$134,508,766	$--	$--
Fixed-Income Funds	75,820,695	75,820,695	--	--
Money Market Funds	10,664,558	10,664,558	--	--
Other Short-Term Investments	9,996	--	9,996	--
Total Investments in Securities:	$221,004,015	$220,994,019	$9,996	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(525)	$(525)	$--	$--
Total Liabilities	$(525)	$(525)	$--	$--
Total Derivative Instruments:	$(525)	$(525)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $211,490,886. Net unrealized appreciation aggregated $9,513,129, of which $10,445,275 related to appreciated investment securities and $932,146 related to depreciated investment securities.

During the period, certain underlying investments of the Fund incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity,” or renaming the “Fidelity Advantage Class” to the “Premium Class.” The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016